UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811- 07121

Exact name of registrant as specified in charter: Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments:

Putnam Asset Allocation Funds

The funds' portfolios	Growth		Balanced		Conservative
June 30, 2007 (Unaudited)

COMMON STOCKS(a)	Growth 82.6%		Balanced 65.4%		Conservative 40.5%
	Shares	Value	Shares	Value	Shares	Value

Banking		7.2%		5.5%		3.5%
Alabama National BanCorporation	13,100	$810,104	10,800	$667,872	3,800	$234,992
Allied Irish Banks PLC (Ireland)	84,920	2,315,107	64,395	1,755,550	17,278	471,036
Australia & New Zealand Banking Group, Ltd. (Australia)	110,176	2,700,397	84,288	2,065,886	22,982	563,285
Bank Hapoalim BM (Israel)	282,411	1,373,800	--	--	--	--
Bank of America Corp. (SEG)	154,827	7,569,492	127,093	6,213,577	44,714	2,186,067
Bank of China, Ltd. (China) (NON)	3,883,000	1,927,527	--	--	--	--
BankUnited Financial Corp. Class A	26,100	523,827	19,500	391,365	--	--
Banner Corp.	14,800	504,088	11,000	374,660	--	--
Barclays PLC (United Kingdom)	642,227	8,960,880	461,368	6,437,387	125,256	1,747,675
BNP Paribas SA (France)	90,449	10,773,525	68,535	8,163,313	18,824	2,242,157
Center Financial Corp.	24,800	419,616	18,600	314,712	--	--
China Construction Bank Corp. (China)	2,206,000	1,518,551	--	--	--	--
China Merchants Bank Co., Ltd. (China)	158,500	482,680	--	--	--	--
China Merchants Bank Co., Ltd. 144A (China)	23,000	70,042	--	--	--	--
Citizens Republic Bancorp, Inc. (SC)	34,600	633,180	28,400	519,720	10,000	183,000
City Bank	21,700	683,767	15,800	497,858	--	--
City Holding Co.	13,800	528,954	10,300	394,799	--	--
Comerica, Inc.	36,700	2,182,549	30,100	1,790,047	10,600	630,382
Commerzbank AG (Germany)	35,625	1,699,487	16,134	769,671	4,410	210,379
Corus Bankshares, Inc. (SG) (SB) (SC)	217,800	3,759,228	176,300	3,042,938	54,900	947,574
DBS Group Holdings, Ltd. (Singapore)	246,000	3,661,742	186,000	2,768,634	51,000	759,142
Downey Financial Corp. (SG) (SB) (SC)	59,700	3,939,006	48,400	3,193,432	14,700	969,906
First Regional Bancorp (NON)	13,300	338,352	9,900	251,856	--	--
FirstFed Financial Corp. (NON) (SG) (SB)	17,300	981,429	13,200	748,836	--	--
Fukuoka Financial Group, Inc. (Japan) (NON)	264,000	1,741,144	200,000	1,319,049	52,000	342,953
Hancock Holding Co.	18,000	675,900	14,700	551,985	5,200	195,260
HBOS PLC (United Kingdom)	327,870	6,469,040	247,457	4,882,451	66,457	1,311,230
Intervest Bancshares Corp.	17,800	501,248	13,200	371,712	--	--
ITLA Capital Corp.	10,100	526,412	7,500	390,900	--	--
Kazkommertsbank GDR (Kazakhstan) (NON)	67,332	1,474,640	--	--	--	--
Kazkommertsbank GDR 144A (Kazakhstan) (NON)	37,280	816,470	--	--	--	--
KBC Groupe SA (Belgium)	91,713	12,340,996	69,493	9,351,050	19,087	2,568,366
KeyCorp (SEG)	64,080	2,199,866	52,600	1,805,758	18,500	635,105
Kookmin Bank (South Korea)	41,585	3,646,010	--	--	--	--
Krung Thai Bank PCL NVDR (Non Voting Depository
Receipt) (Thailand)	3,595,800	1,218,640	--	--	--	--
Mitsubishi UFJ Financial Group, Inc. (Japan)	369	4,067,447	247	2,722,654	66	727,511
Mizuho Financial Group, Inc. (Japan)	483	3,349,260	369	2,558,752	100	693,429
Nara Bancorp, Inc.	28,300	450,819	21,000	334,530	--	--
Nordea AB (Sweden)	817,026	12,755,511	614,500	9,593,650	165,550	2,584,587
Pacific Capital Bancorp.	49,200	1,327,416	38,800	1,046,824	8,500	229,330
PFF Bancorp, Inc.	15,000	418,950	11,300	315,609	--	--
PNC Financial Services Group	43,700	3,128,046	35,900	2,569,722	12,600	901,908
Preferred Bank	15,100	604,000	11,200	448,000	--	--
Royal Bank of Scotland Group PLC (United Kingdom)	399,663	5,057,694	303,069	3,835,307	81,982	1,037,474
Societe Generale (France)	72,857	13,512,352	54,632	10,132,270	14,807	2,746,166
Southwest Bancorp, Inc.	25,000	601,000	18,600	447,144	--	--
St. George Bank, Ltd. (Australia)	19,316	578,684	--	--	--	--
Standard Bank Investment Corp., Ltd. (South Africa)	199,863	2,780,040	--	--	--	--
Sterling Financial Corp.	36,200	1,047,628	29,700	859,518	10,400	300,976
Sumitomo Mitsui Financial Group, Inc. (Japan)	175	1,633,134	132	1,231,849	36	335,959
Susquehanna Bancshares, Inc.	28,800	644,256	23,600	527,932	8,300	185,671
Taylor Capital Group, Inc.	18,500	509,305	13,600	374,408	--	--
Toronto-Dominion Bank (Canada)	10,400	713,171	--	--	--	--
Turkiye Garanti Bankasi AS (Turkey)	228,204	1,269,893	--	--	--	--
U.S. Bancorp	192,487	6,342,447	158,054	5,207,879	55,600	1,832,020
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	16,300	1,839,781	--	--	--	--
Union Bank of the Philippines 144A (Philippines)	217,400	291,458	--	--	--	--
Vineyard National Bancorp (SG) (SB)	25,410	583,668	18,900	434,133	--	--
VTB Bank OJSC GDR 144A (Russia) (NON) (SG)	112,400	1,234,152	--	--	--	--
Wachovia Corp.	146,013	7,483,166	119,815	6,140,519	42,096	2,157,420
Washington Mutual, Inc. (SG) (SB) (SC)	217,600	9,278,464	178,600	7,615,504	62,800	2,677,792
Wells Fargo & Co.	322,460	11,340,918	264,652	9,307,811	93,000	3,270,810
Westpac Banking Corp. (Australia)	290,930	6,324,786	220,613	4,796,102	59,678	1,297,393
		189,135,142		129,535,135		37,176,955

Basic Materials		5.6%		4.0%		2.4%
Arcelor Mittal (Netherlands)	208,070	13,049,870	157,659	9,888,160	43,303	2,715,906
Balfour Beatty PLC (United Kingdom)	94,676	832,505	76,653	674,025	20,828	183,145
BASF AG (Germany)	17,859	2,345,204	13,533	1,777,123	3,717	488,108
BHP Billiton, Ltd. (Australia)	361,500	10,787,532	273,916	8,173,936	75,235	2,245,090
BlueScope Steel, Ltd. (Australia)	90,031	786,891	72,892	637,092	19,806	173,109
Builders FirstSource, Inc. (NON)	32,600	523,556	26,800	430,408	9,400	150,964
Cameco Corp. (Canada)	7,500	381,176	--	--	--	--
Carpenter Technology Corp.	29,700	3,870,207	23,400	3,049,254	4,900	638,519
Cemex SA de CV ADR (Mexico)	44,448	1,640,131	--	--	--	--
Ceradyne, Inc. (NON) (SG)	9,200	680,432	7,600	562,096	2,700	199,692
CF Industries Holdings, Inc.	81,600	4,887,024	64,774	3,879,315	17,100	1,024,119
Chaparral Steel Co.	40,300	2,896,361	33,100	2,378,897	11,600	833,692
China Oriental Group Co., Ltd. (Hong Kong)	52,000	21,489	--	--	--	--
China Steel Corp. (Taiwan)	845,110	1,028,462	--	--	--	--
Clariant AG (Switzerland) (NON)	115,024	1,863,504	89,369	1,447,868	24,115	390,687
Cleveland-Cliffs, Inc. (SG)	55,900	4,341,753	43,646	3,389,985	8,900	691,263
Companhia Vale do Rio Doce (CVRD) (Preference A) ADR
(Brazil)	61,800	2,329,860	--	--	--	--
Companhia Vale do Rio Doce (CVRD) ADR (Brazil) (SG)	85,372	3,803,323	--	--	--	--
CRH PLC (Ireland)	17,454	861,067	--	--	--	--
Dongkuk Steel Mill Co., Ltd. (South Korea)	32,880	1,069,045	--	--	--	--
Dow Chemical Co. (The) (SEG)	55,500	2,454,210	45,600	2,016,432	16,000	707,520
Eagle Materials, Inc. (SG) (SB)	31,700	1,554,885	23,218	1,138,843	--	--
Fertilizantes Heringer SA 144A (Brazil) (NON)	88,270	1,050,942	--	--	--	--
Fletcher Building, Ltd. (New Zealand)	300,838	2,855,400	227,952	2,163,604	62,611	594,272
FMC Corp.	44,300	3,959,977	36,400	3,253,796	12,800	1,144,192
Formosa Chemicals & Fibre Corp. (Taiwan)	841,000	1,939,444	--	--	--	--
Gold Fields, Ltd. (South Africa)	27,364	428,206	--	--	--	--
Gold Fields, Ltd. ADR (South Africa)	63,697	1,000,043	--	--	--	--
Granite Construction, Inc.	31,000	1,989,580	25,400	1,630,172	8,900	571,202
Grief, Inc. Class A	20,998	1,251,691	16,600	989,526	2,800	166,908
H.B. Fuller Co.	32,000	956,480	23,700	708,393	--	--
Hecla Mining Co. (NON)	81,400	695,156	59,290	506,337	--	--
Hyundai Steel Co. (South Korea)	27,460	1,511,159	--	--	--	--
Impala Platinum Holdings, Ltd. (South Africa)	72,990	2,229,727	--	--	--	--
Israel Chemicals, Ltd. (Israel)	190,843	1,515,785	--	--	--	--
Italcementi SpA (Italy)	25,813	797,367	20,899	645,573	5,679	175,425
JFE Holdings, Inc. (Japan)	22,600	1,406,124	17,200	1,070,147	4,900	304,868
JM AB (Sweden)	10,600	320,425	--	--	--	--
Kier Group PLC (United Kingdom)	8,198	335,531	--	--	--	--
Koninklijke DSM NV (Netherlands)	28,391	1,398,051	22,421	1,104,072	6,366	313,479
Koppers Holdings, Inc.	45,100	1,518,968	33,600	1,131,648	--	--
LG Engineering & Construction, Ltd. (South Korea)	17,220	2,058,264	--	--	--	--
Matsushita Electric Works, Ltd. (Japan)	61,000	780,171	46,000	588,326	13,000	166,266
Monsanto Co.	32,400	2,188,296	26,600	1,796,564	9,400	634,876
Neenah Paper, Inc.	19,100	788,066	15,600	643,656	5,500	226,930
Nucor Corp.	90,100	5,284,365	74,000	4,340,100	26,000	1,524,900
Orascom Construction Industries (OCI) (Egypt)	19,181	1,258,648	--	--	--	--
Packaging Corp. of America	26,100	660,591	21,400	541,634	7,500	189,825
PAN American Silver Corp. (Canada) (NON)	24,100	634,553	17,444	459,301	--	--
Perini Corp. (NON)	50,100	3,082,653	41,100	2,528,883	14,400	886,032
PPG Industries, Inc.	55,840	4,249,982	45,750	3,482,033	16,100	1,225,371
Quanex Corp. (SB)	30,850	1,502,395	25,250	1,229,675	8,900	433,430
Rautaruukki OYJ (Finland)	54,650	3,482,339	42,250	2,692,201	11,350	723,230
Rayonier, Inc.	53,325	2,407,091	43,750	1,974,875	15,400	695,156
RBC Bearings, Inc. (NON)	27,600	1,138,500	22,700	936,375	8,000	330,000
Rinker Group, Ltd. (Australia) (SG)	151,088	2,404,859	114,572	1,823,636	30,742	489,319
Rio Tinto PLC (United Kingdom)	9,208	703,217	--	--	--	--
Salzgitter AG (Germany)	4,590	887,511	--	--	--	--
Shin-Etsu Chemical Co. (Japan)	23,200	1,655,811	17,600	1,256,132	4,900	349,719
Sika AG (Switzerland)	189	384,647	--	--	--	--
Silgan Holdings, Inc.	26,600	1,470,448	19,498	1,077,849	--	--
Skanska AB Class B (Sweden)	117,000	2,499,581	89,000	1,901,390	23,800	508,462
Smurfit Kappa PLC (Ireland) (NON)	11,026	276,983	--	--	--	--
Smurfit Kappa PLC 144A (Ireland) (NON)	3,209	80,613	--	--	--	--
Southern Copper Corp. (SG) (SB) (SC)	86,286	8,133,318	70,800	6,673,608	24,900	2,347,074
Steel Dynamics, Inc.	13,400	561,594	9,702	406,611	--	--
ThyssenKrupp AG (Germany)	18,000	1,072,034	13,600	809,981	3,700	220,363
Universal Forest Products, Inc.	7,100	300,046	5,300	223,978	--	--
Voest-Alpine AG (Austria)	95,597	8,021,586	72,492	6,082,835	19,382	1,626,352
		147,136,705		94,116,345		26,289,465

Biotechnology		--%		--%		--%
Basilea Pharmaceutical AG 144A (Switzerland) (NON)	797	175,180	--	--	--	--

Capital Goods		6.4%		5.1%		3.0%
ABB, Ltd. (Switzerland)	27,681	622,850	22,412	504,292	7,040	158,407
Actividades de Construccion y Servicios SA (Spain)	75,497	4,805,173	57,250	3,643,802	15,361	977,685
Acuity Brands, Inc.	18,200	1,097,096	14,900	898,172	5,200	313,456
AGCO Corp. (NON)	30,100	1,306,641	22,300	968,043	--	--
Alliance Global Group, Inc. 144A (Philippines)	3,085,000	392,280	--	--	--	--
Alstom (France) (NON)	4,813	803,750	--	--	--	--

American Science & Engineering, Inc. (NON) (SG) (SB)	17,500	994,875	12,740	724,269	--	--
Andritz AG (Austria)	53,958	3,550,336	36,743	2,417,621	10,092	664,035
Applied Industrial Technologies, Inc. (SG) (SB)	103,090	3,041,155	80,175	2,365,163	15,400	454,300
Argon ST, Inc. (NON)	28,000	649,880	20,188	468,563	--	--
Autoliv, Inc. (Sweden)	38,500	2,189,495	31,600	1,797,092	11,100	631,257
BAE Systems PLC (United Kingdom)	178,243	1,439,719	135,783	1,096,757	39,970	322,849
Bharat Heavy Electricals, Ltd. (India)	64,008	2,421,685	--	--	--	--
Boeing Co. (The) (SEG)	135,350	13,015,256	111,200	10,692,992	39,100	3,759,856
Bouygues SA (France)	31,974	2,683,102	24,246	2,034,606	6,725	564,329
CAE, Inc. (Canada)	42,300	565,327	--	--	--	--
Canon, Inc. (Japan)	88,450	5,190,320	67,000	3,931,616	18,100	1,062,123
Cascade Corp.	15,900	1,247,196	11,800	925,592	--	--
China High Speed Transmission Equipment Group Co.,
Ltd. (China) (NON) (FWC)	82,000	74,263	--	--	--	--
Clean Harbors, Inc. (NON)	18,200	899,444	13,328	658,670	--	--
Columbus McKinnon Corp. (NON)	32,100	1,033,620	23,324	751,033	--	--
Cookson Group PLC (United Kingdom)	104,037	1,470,997	82,158	1,161,646	23,327	329,824
Cummins, Inc.	113,660	11,503,529	93,280	9,440,869	32,800	3,319,688
Curtiss-Wright Corp.	17,700	824,997	12,740	593,811	--	--
Daelim Industrial Co. (South Korea)	8,300	1,235,102	--	--	--	--
Daewoo Shipbuilding & Marine Engineering Co., Ltd.
144A (South Korea)	31,880	1,803,716	--	--	--	--
Daito Trust Construction Co., Ltd. (Japan)	34,700	1,647,833	9,500	451,136	2,600	123,469
Eaton Corp.	11,600	1,078,800	9,600	892,800	3,400	316,200
Emerson Electric Co.	110,880	5,189,184	91,000	4,258,800	32,000	1,497,600
EnPro Industries, Inc. (NON)	38,790	1,659,824	31,900	1,365,001	11,200	479,248
European Aeronautic Defense and Space Co. (Netherlands)	24,004	780,861	19,435	632,229	5,281	171,793
Flow International Corp. (NON)	93,800	1,181,880	80,500	1,014,300	28,200	355,320
Freightcar America, Inc.	70,200	3,358,368	56,200	2,688,608	15,000	717,600
Gardner Denver, Inc. (NON)	27,200	1,157,360	19,600	833,980	--	--
General Cable Corp. (NON) (SB)	40,800	3,090,600	29,964	2,269,773	--	--
Heico Corp. (SG)	18,500	778,480	13,700	576,496	--	--
Herman Miller, Inc.	62,400	1,971,840	51,200	1,617,920	18,000	568,800
Hyundai Mipo Dockyard (South Korea)	10,200	2,835,974	--	--	--	--
II-VI, Inc. (NON)	41,100	1,116,687	31,924	867,375	6,500	176,605
Illinois Tool Works, Inc. (SG) (SB) (SC)	64,500	3,495,255	52,900	2,866,651	18,600	1,007,934
Imation Corp.	16,800	619,248	12,500	460,750	--	--
IMI PLC (United Kingdom)	95,341	1,127,804	77,191	913,105	20,975	248,117
Intevac, Inc. (NON)	80,200	1,705,052	61,938	1,316,802	12,100	257,246
Legrand SA (France)	9,982	359,733	--	--	--	--
Leighton Holdings, Ltd. (Australia)	98,903	3,453,962	69,637	2,431,914	18,956	661,995
Lockheed Martin Corp.	89,600	8,434,048	73,600	6,927,968	25,900	2,437,966
Makita Corp. (Japan)	8,200	366,406	--	--	--	--
MAN AG (Germany)	3,976	570,633	3,013	432,424	828	118,834
Manitowoc Co., Inc. (The)	17,100	1,374,498	14,000	1,125,320	4,900	393,862
Matthews International Corp.	20,000	872,200	14,300	623,623	--	--
Moog, Inc. (NON)	50,400	2,223,144	37,008	1,632,423	--	--
MTU Aero Engines Holding AG (Germany)	4,584	297,871	--	--	--	--
Nexans SA (France)	2,004	333,428	--	--	--	--
Nordson Corp.	16,900	847,704	13,900	697,224	4,900	245,784
Orbital Sciences Corp. (NON)	80,500	1,691,305	62,802	1,319,470	13,500	283,635
Parker-Hannifin Corp.	23,900	2,340,049	19,600	1,919,036	6,900	675,579
Pliant Corp. (NON)(F)	--	--	--	--	3	1
Raytheon Co.	22,300	1,201,747	18,300	986,187	6,400	344,896
Rieter Holding AG (Switzerland)	9,014	4,714,705	6,827	3,570,811	1,862	973,905
Rofin-Sinar Technologies, Inc. (NON)	11,900	821,100	8,526	588,294	--	--
Sandvik AB (Sweden)	22,600	455,995	--	--	--	--
Schneider Electric SA (France)	5,528	775,751	--	--	--	--
Siemens AG (Germany)	10,228	1,471,281	--	--	--	--
Steelcase, Inc.	83,100	1,537,350	68,200	1,261,700	24,000	444,000
Sumitomo Heavy Industries, Ltd. (Japan)	58,000	657,131	--	--	--	--
Teledyne Technologies, Inc. (NON)	22,700	1,043,065	16,562	761,024	--	--
Terex Corp. (NON)	94,480	7,681,224	77,534	6,303,514	27,300	2,219,490
Thomas & Betts Corp. (NON)	70,400	4,083,200	57,800	3,352,400	20,300	1,177,400
Tomkins PLC (United Kingdom)	156,045	810,332	126,339	656,071	34,329	178,268
United Industrial Corp. (SG) (SB)	33,700	2,021,326	24,754	1,484,745	--	--
United Technologies Corp.	44,300	3,142,199	36,400	2,581,852	12,800	907,904
USEC, Inc. (NON)	130,100	2,859,598	102,400	2,250,752	21,900	481,362
Vinci SA (France)	64,470	4,810,873	45,532	3,397,684	12,314	918,894
Volvo AB Class A (Sweden)	156,100	3,189,567	118,300	2,417,206	31,300	639,548
Wabtec Corp.	64,900	2,370,797	51,300	1,873,989	12,900	471,237
Wartsila OYJ Class B (Finland)	32,200	2,121,614	25,100	1,653,805	6,900	454,632
WESCO International, Inc. (NON)	16,700	1,009,515	12,054	728,664	--	--
Zelan Berhad (Malaysia)	539,500	1,877,422	--	--	--	--
Zumtobel AG (Austria) (NON)	9,443	351,346	--	--	--	--
		169,828,973		119,078,435		32,506,933

Communication Services		4.3%		3.0%		2.0%
Adelphia Recovery Trust Ser. ACC-1 (NON)	194,250	17,483	262,238	23,601	121,406	10,927
America Movil SA de CV ADR Ser. L (Mexico)	48,074	2,977,223	--	--	--	--
AT&T, Inc. (SEG)	311,819	12,940,489	255,941	10,621,552	90,024	3,735,996
Belgacom SA (Belgium)	17,083	758,054	13,831	613,747	3,759	166,805
Brasil Telecom SA (Preference) (Brazil)	262,570	1,919,284	--	--	--	--
C-COR.net Corp. (NON)	50,700	712,842	36,358	511,193	--	--
Carphone Warehouse Group PLC (The) (United Kingdom)
(SG)	93,404	613,510	--	--	--	--
Cbeyond, Inc. (NON) (SG) (SB)	56,900	2,191,219	46,400	1,786,864	16,400	631,564
Centennial Communications Corp. (NON)	69,100	655,759	49,686	471,520	--	--
China Mobile, Ltd. (Hong Kong)	137,000	1,475,905	--	--	--	--
China Netcom Group Corp., Ltd. (Hong Kong)	456,000	1,263,579	--	--	--	--
Chunghwa Telecom Co., Ltd. (Taiwan)	694,000	1,323,069	--	--	--	--
Comcast Corp. Class A (NON) (SG) (SB)	90,450	2,543,454	74,300	2,089,316	26,100	733,932
Comstar United Telesystems GDR (Russia)	202,351	1,862,699	--	--	--	--
CT Communications, Inc.	58,900	1,797,039	48,400	1,476,684	17,000	518,670
Deutsche Telekom AG (Germany)	32,202	595,738	26,099	482,832	7,089	131,147
Deutsche Telekom AG ADR (Germany) (SB)	56,066	1,032,175	45,432	836,403	12,364	227,621
DirecTV Group, Inc. (The) (NON)	138,900	3,209,979	113,900	2,632,229	40,100	926,711
Earthlink, Inc. (NON) (SB)	59,861	447,162	49,133	367,024	17,273	129,029
Echostar Communications Corp. Class A (NON)	43,000	1,864,910	35,400	1,535,298	12,400	537,788
Embarq Corp.	21,619	1,369,996	17,746	1,124,564	6,275	397,647
France Telecom SA (France)	46,396	1,275,186	37,391	1,027,685	11,234	308,765
Globe Telecom, Inc. (Philippines)	49,170	1,440,126	--	--	--	--
Golden Telecom, Inc. (Russia) (SG) (SB)	22,900	1,259,729	18,800	1,034,188	6,600	363,066
InterDigital Communications Corp. (NON) (SB)	132,700	4,268,959	106,870	3,438,008	31,900	1,026,223
KDDI Corp. (Japan)	1,592	11,794,623	1,206	8,934,872	331	2,452,274
Koninklijke (Royal) KPN NV (Netherlands)	208,739	3,467,517	140,159	2,328,284	37,330	620,116
Liberty Global, Inc. Class A (NON)	75,500	3,098,520	62,000	2,544,480	21,800	894,672
Mobile Telesystems ADR (Russia)	50,350	3,049,700	--	--	--	--
Nice Systems, Ltd. ADR (Israel) (NON)	24,500	851,130	17,542	609,409	--	--
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	737	3,277,929	561	2,495,140	150	667,150
NTT DoCoMo, Inc. (Japan)	638	1,008,994	517	817,633	141	222,991
Premiere Global Services, Inc. (NON)	75,500	983,010	54,978	715,814	--	--
PT Telekomunikasi (Indonesia)	2,107,000	2,279,372	--	--	--	--
Rogers Communications Class B (Canada)	11,900	508,704	--	--	--	--
SAVVIS, Inc. (NON)	21,700	1,074,367	15,778	781,169	--	--
Sprint Nextel Corp.	409,080	8,472,047	335,820	6,954,832	118,100	2,445,851
Syniverse Holdings, Inc. (NON)	52,800	679,008	38,024	488,989	--	--
Telecom Corp. of New Zealand, Ltd. (New Zealand)	721,100	2,524,107	546,300	1,912,245	150,170	525,649
Telecom Egypt (Egypt)	531,225	1,644,545	--	--	--	--
Telefonica SA (Spain)	103,492	2,305,590	66,885	1,490,061	18,116	403,587
Telekom Austria AG (Austria)	15,127	376,523	12,248	304,863	3,519	87,591
Turkcell Iletisim Hizmet AS (Turkey)	233,524	1,567,957	--	--	--	--
USA Mobility, Inc. (NON)	31,400	840,264	25,700	687,732	9,000	240,840
Verizon Communications, Inc.	276,076	11,366,049	226,553	9,327,187	79,700	3,281,249
Windstream Corp.	81,600	1,204,416	66,900	987,444	23,500	346,860
		112,189,940		71,452,862		22,034,721

Communications Equipment		1.3%		1.2%		0.8%
Arris Group, Inc. (NON)	7,500	131,925	6,100	107,299	2,200	38,698
Cisco Systems, Inc. (NON) (SEG)	616,990	17,183,172	506,476	14,105,357	178,000	4,957,300
Coinstar, Inc. (NON)	59,500	1,873,060	48,800	1,536,224	17,200	541,456
CommScope, Inc. (NON)	24,800	1,447,080	18,600	1,085,310	--	--
F5 Networks, Inc. (NON)	8,300	668,980	5,880	473,928	--	--
Nokia OYJ (Finland)	357,760	10,057,133	245,114	6,890,497	66,512	1,869,745
Qualcomm, Inc.	63,870	2,771,319	52,400	2,273,636	18,400	798,376
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	281,692	1,124,369	237,027	946,089	71,539	285,547
		35,257,038		27,418,340		8,491,122

Computers		2.7%		2.3%		1.4%
Acme Packet, Inc. (NON) (SG) (SB)	75,900	872,091	54,684	628,319	--	--
Actuate Corp. (NON)	72,300	490,917	53,200	361,228	--	--
Anixter International, Inc. (NON)	12,000	902,520	8,624	648,611	--	--
ANSYS, Inc. (NON) (SG) (SB)	75,200	1,992,800	55,036	1,458,454	--	--
Apple Computer, Inc. (NON)	8,100	988,524	6,700	817,668	2,400	292,896
Atheros Communications (NON) (SG)	20,300	626,052	14,602	450,326	--	--
Bematech Industria e Comercio de Equipamentos (Brazil)
(NON)	29,200	272,671	--	--	--	--
Bematech Industria e Comercio de Equipamentos
Electronicos SA 144A (Brazil) (NON)	48,500	452,895	--	--	--	--
Blackbaud, Inc.	42,300	933,984	30,968	683,773	--	--
Brocade Communications Systems, Inc. (NON)	378,500	2,959,870	305,600	2,389,792	93,000	727,260
Compuware Corp. (NON)	134,300	1,592,798	110,300	1,308,158	38,800	460,168
Emulex Corp. (NON)	32,100	701,064	23,800	519,792	--	--
EPIQ Systems, Inc. (NON)	44,100	712,656	32,500	525,200	--	--
Fujitsu, Ltd. (Japan)	105,000	773,700	85,000	626,329	23,000	169,477
Hewlett-Packard Co.	353,400	15,768,708	290,000	12,939,800	102,000	4,551,240
Hitachi, Ltd. (Japan)	733,000	5,186,309	555,000	3,926,878	153,000	1,082,545
IBM Corp. (SG) (SB) (SC)	146,940	15,465,435	120,600	12,693,150	42,400	4,462,600

Lexmark International, Inc. Class A (NON)	36,700	1,809,677	30,100	1,484,231	10,600	522,686
Mitsubishi Electric Corp. (Japan)	150,000	1,389,971	110,000	1,019,312	32,000	296,527
Polycom, Inc. (NON)	101,700	3,417,120	79,504	2,671,334	17,700	594,720
RealNetworks, Inc. (NON)	393,900	3,218,163	323,300	2,641,361	113,600	928,112
Silicon Storage Technology, Inc. (NON)	237,900	887,367	185,200	690,796	31,600	117,868
Smart Modular Technologies WWH, Inc. (NON)	48,000	660,480	35,400	487,104	--	--
Smith Micro Software, Inc. (NON) (SG) (SB) (SC)	44,600	671,676	36,600	551,196	12,900	194,274
SPSS, Inc. (NON)	55,400	2,445,356	43,408	1,916,029	10,200	450,228
Vasco Data Security International, Inc. (NON) (SG) (SB)	49,500	1,126,620	35,770	814,125	--	--
Verint Systems, Inc. (NON)	18,400	575,920	13,132	411,032	--	--
Wincor Nixdorf AG (Germany)	3,949	366,633	--	--	--	--
Wistron Corp. (Taiwan)	1,304,446	2,436,503	--	--	--	--
Xyratex, Ltd. (Bermuda) (NON)	34,800	773,604	24,794	551,171	--	--
		70,472,084		53,215,169		14,850,601

Conglomerates		1.2%		1.0%		0.7%
3M Co.	67,420	5,851,382	55,410	4,809,034	19,500	1,692,405
AMETEK, Inc.	13,250	525,760	9,408	373,309	--	--
Ansell, Ltd. (Australia)	120,978	1,248,119	97,947	1,010,511	30,762	317,369
General Electric Co. (SEG)	119,680	4,581,350	98,178	3,758,254	34,500	1,320,660
Honeywell International, Inc.	28,100	1,581,468	23,000	1,294,440	8,100	455,868
Itochu Corp. (Japan)	403,000	4,671,973	306,000	3,547,453	82,000	950,625
Swire Pacific, Ltd. (Hong Kong)	743,500	8,294,316	563,500	6,286,277	154,500	1,723,567
Vivendi SA (France)	101,398	4,365,028	76,891	3,310,040	20,800	895,408
		31,119,396		24,389,318		7,355,902

Consumer Cyclicals		9.5%		7.7%		4.3%
Aaron Rents, Inc. (SB)	78,400	2,289,280	64,300	1,877,560	22,600	659,920
ABM Industries, Inc.	28,600	738,166	20,800	536,848	--	--
Adidas-Salomon AG (Germany)	11,448	723,303	9,269	585,630	2,800	176,908
Advance America Cash Advance Centers, Inc.	68,700	1,218,738	50,434	894,699	--	--
Aegis Group PLC (United Kingdom)	391,382	1,069,195	316,874	865,651	100,148	273,589
Aeropostale, Inc. (NON)	45,900	1,913,112	34,754	1,448,547	4,500	187,560
Aisin Seiki Co., Ltd. (Japan)	50,600	1,859,760	39,400	1,448,113	10,500	385,918
American Eagle Outfitters, Inc. (SEG)	194,790	4,998,311	159,910	4,103,291	56,200	1,442,092
American Woodmark Corp. (SG)	51,100	1,768,060	41,900	1,449,740	14,700	508,620
Ameristar Casinos, Inc.	21,300	739,962	17,500	607,950	6,100	211,914
Arbitron, Inc.	17,100	881,163	12,250	631,243	--	--
Aristocrat Leisure, Ltd. (Australia)	28,422	345,418	--	--	--	--
Astral Media, Inc. (Canada)	7,000	278,353	--	--	--	--
Berkeley Group Holdings PLC (United Kingdom) (NON)	141,850	5,047,896	107,565	3,827,825	28,955	1,030,397
Blue Nile, Inc. (NON) (SG) (SB)	26,900	1,624,760	19,698	1,189,759	--	--
British Sky Broadcasting PLC (United Kingdom)	197,941	2,535,789	118,966	1,524,054	32,222	412,791
Brown Shoe Co., Inc.	24,000	583,680	17,248	419,471	--	--
Buckle, Inc. (The)	71,221	2,806,107	55,031	2,168,221	9,221	363,307
Canadian Tire Corp., Ltd. Class A (Canada)	5,200	411,351	--	--	--	--
Casey's General Stores, Inc.	12,800	348,928	10,500	286,230	3,700	100,862
Cash America International, Inc.	16,400	650,260	11,900	471,835	--	--
Charlotte Russe Holding, Inc. (NON)	140,400	3,772,548	113,508	3,049,960	34,900	937,763
Citadel Broadcasting Corp.	78,355	505,390	64,316	414,838	22,549	145,441
Compagnie Generale des Establissements Michelin
Class B (France)	3,680	514,474	--	--	--	--
Compass Group PLC (United Kingdom)	54,451	376,391	--	--	--	--
Consolidated Graphics, Inc. (NON)	36,500	2,528,720	28,800	1,995,264	6,100	422,608
Continental AG (Germany)	2,863	403,628	2,170	305,928	596	84,024
CTC Media, Inc. (Russia) (NON)	46,300	1,256,582	37,900	1,028,606	13,300	360,962
Daily Mail and General Trust Class A (United Kingdom)	88,909	1,360,229	67,605	1,034,296	19,194	293,651
Davis Service Group PLC (United Kingdom)	90,155	1,122,088	72,992	908,473	20,704	257,686
De La Rue PLC (United Kingdom)	22,821	355,051	--	--	--	--
Deckers Outdoor Corp. (NON)	50,300	5,075,270	38,838	3,918,754	6,300	635,670
Desarrolladora Homex SA de CV (Mexico) (NON)	45,500	457,528	--	--	--	--
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	27,500	1,666,225	--	--	--	--
Dillards, Inc. Class A	106,800	3,837,324	84,400	3,032,492	25,300	909,029
Dolby Laboratories, Inc. Class A (NON)	36,600	1,296,006	30,100	1,065,841	10,600	375,346
Dollar Tree Stores, Inc. (NON)	82,600	3,597,230	67,800	2,952,690	23,800	1,036,490
Dongfeng Motor Group Co., Ltd. (China)	3,204,000	1,705,449	--	--	--	--
Douglas Holding AG (Germany)	3,820	248,943	--	--	--	--
Dress Barn, Inc. (NON) (SG) (SB)	37,400	767,448	27,716	568,732	1,400	28,728
DSW, Inc. Class A (NON) (SG) (SB)	44,700	1,556,454	32,650	1,136,873	--	--
EMAP PLC (United Kingdom)	50,696	829,995	41,045	671,989	12,195	199,657
Experian Group, Ltd. (Ireland)	125,176	1,576,933	66,814	841,704	18,126	228,346
EZCORP, Inc. Class A (NON)	115,400	1,527,896	90,816	1,202,404	21,900	289,956
Family Dollar Stores, Inc. (SG) (SB)	61,200	2,100,384	50,200	1,722,864	17,600	604,032
Fiat SpA (Italy)	208,553	6,204,753	158,146	4,705,072	42,236	1,256,582
First Choice Holidays PLC (United Kingdom)	203,986	1,296,963	154,949	985,181	43,950	279,438
General Motors Corp. (SG) (SB)	68,500	2,589,300	56,200	2,124,360	19,800	748,440
Genlyte Group, Inc. (The) (NON)	27,700	2,175,558	21,738	1,707,303	4,800	376,992
Genting Berhad (Malaysia)	798,100	1,909,145	--	--	--	--
Gildan Activewear, Inc. (Canada) (NON)	14,700	503,190	--	--	--	--
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	2	71	--	--	--	--
Gymboree Corp. (The) (NON)	40,000	1,576,400	31,462	1,239,917	7,000	275,870
Hankook Tire Co., Ltd. (South Korea)	119,270	2,138,281	--	--	--	--
Hasbro, Inc.	51,700	1,623,897	42,400	1,331,784	14,900	468,009
Hennes & Mauritz AB Class B (Sweden)	6,600	390,314	--	--	--	--
Home Retail Group (United Kingdom)	79,369	729,794	64,260	590,867	18,126	166,668
Industria de Diseno Textil (Inditex) SA (Spain)	54,048	3,178,934	40,986	2,410,668	10,998	646,868
infoUSA, Inc.	65,200	666,344	47,900	489,538	--	--
inVentiv Health, Inc. (NON)	27,100	992,131	19,894	728,319	--	--
Jackson Hewitt Tax Service, Inc.	102,800	2,889,708	84,400	2,372,484	29,700	834,867
Jakks Pacific, Inc. (NON)	38,800	1,091,832	28,352	797,825	--	--
JC Penney Co., Inc. (Holding Co.)	40,900	2,960,342	33,600	2,431,968	11,800	854,084
Jos. A. Bank Clothiers, Inc. (NON) (SG) (SB)	26,500	1,098,955	19,400	804,518	--	--
Journal Communications, Inc. Class A	77,500	1,008,275	56,400	733,764	--	--
K-Swiss, Inc. Class A	18,900	535,437	13,818	391,464	--	--
Kimball International, Inc. Class B	61,400	860,214	50,400	706,104	17,700	247,977
Kohl's Corp. (NON)	39,500	2,805,685	32,500	2,308,475	11,400	809,742
Kuoni Reisen Holding AG (Switzerland)	1,644	986,609	1,246	747,759	343	205,844
Lamson & Sessions Co. (The) (NON) (SG)	53,100	1,410,867	38,478	1,022,360	--	--
Landauer, Inc.	16,600	817,550	12,300	605,775	--	--
Lewis Group, Ltd. (South Africa)	188,251	1,641,174	--	--	--	--
Lodgenet Entertainment Corp. (NON) (SG)	67,300	2,157,638	53,266	1,707,708	13,000	416,780
Macrovision Corp. (NON) (SG) (SB)	37,600	1,130,256	27,342	821,901	--	--
Maidenform Brands, Inc. (NON)	55,100	1,094,286	40,082	796,029	--	--
Manpower, Inc. (SG) (SB)	14,700	1,355,928	12,100	1,116,104	4,300	396,632
Marks & Spencer Group PLC (United Kingdom)	256,258	3,214,987	194,322	2,437,944	52,387	657,242
Marvel Entertainment, Inc. (NON) (SG) (SB)	28,100	715,988	20,384	519,384	--	--
Matsushita Electric Industrial Co., Ltd. (Japan)	167,000	3,310,817	127,000	2,517,807	34,000	674,058
Mattel, Inc.	154,000	3,894,660	126,400	3,196,656	44,400	1,122,876
McGraw-Hill Cos., Inc. (The)	150,700	10,259,656	123,700	8,421,496	43,500	2,961,480
Mediaset SpA (Italy)	59,635	616,372	48,283	499,040	13,120	135,605
Men's Wearhouse, Inc. (The)	24,850	1,269,090	18,650	952,456	--	--
Monarch Casino & Resort, Inc. (NON)	29,200	784,020	21,266	570,992	--	--
Morningstar, Inc. (NON)	18,000	846,450	13,132	617,532	--	--
NBTY, Inc. (NON)	47,000	2,030,400	38,500	1,663,200	13,500	583,200
Next PLC (United Kingdom)	67,594	2,715,394	51,258	2,059,142	13,754	552,527
NIKE, Inc. Class B	26,500	1,544,685	21,700	1,264,893	7,600	443,004
Nordstrom, Inc.	200,100	10,229,112	164,180	8,392,882	57,700	2,949,624
Omnicom Group, Inc.	34,200	1,809,864	28,000	1,481,760	9,800	518,616
Pantry, Inc. (The) (NON)	18,700	862,070	13,622	627,974	--	--
Payless ShoeSource, Inc. (NON)	24,200	763,510	17,800	561,590	--	--
Perry Ellis International, Inc. (NON)	70,300	2,261,551	55,750	1,793,478	12,400	398,908
Phillips-Van Heusen Corp.	75,900	4,597,263	57,636	3,491,013	6,500	393,705
Piaggio & C. SpA (Italy)	101,657	504,622	--	--	--	--
Piaggio & C. SpA 144A (Italy)	8,632	42,849	--	--	--	--
PRA International (NON)	34,000	860,200	24,598	622,329	--	--
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	7,118	288,627	--	--	--	--
RC2 Corp. (NON)	13,800	552,138	10,300	412,103	--	--
Regis Corp.	18,600	711,450	13,400	512,550	--	--
S.A. D'Ieteren NV (Belgium)	2,147	959,239	1,739	776,952	473	211,327
Sherwin-Williams Co. (The)	67,700	4,500,019	55,600	3,695,732	19,500	1,296,165
SIG PLC (United Kingdom)	22,995	608,680	--	--	--	--
Sixt AG (Germany)	5,000	306,375	--	--	--	--
Skechers U.S.A., Inc. Class A (NON)	59,640	1,741,488	49,000	1,430,800	17,200	502,240
Snap-On, Inc.	27,400	1,383,974	22,500	1,136,475	7,900	399,029
Sodexho Alliance SA (France)	10,892	778,825	--	--	--	--
Sony Corp. (Japan)	65,200	3,350,058	44,600	2,291,604	12,100	621,713
Sotheby's Holdings, Inc. Class A	16,400	754,728	11,956	550,215	--	--
Standard Parking Corp. (NON)	19,800	695,574	14,406	506,083	--	--
Stanley Furniture Co., Inc. (SG) (SB)	34,400	706,576	25,300	519,662	--	--
Stella International Holdings, Ltd. 144A (China) (NON)	103,500	204,930	--	--	--	--
Steven Madden, Ltd.	104,900	3,436,524	83,228	2,726,549	20,300	665,028
Suzuki Motor Corp. (Japan)	23,600	670,266	--	--	--	--
Target Corp. (SG) (SC)	114,300	7,269,480	93,800	5,965,680	33,000	2,098,800
TeleTech Holdings, Inc. (NON)	25,200	818,496	18,130	588,862	--	--
Tempur-Pedic International, Inc. (SG) (SB)	57,500	1,489,250	41,944	1,086,350	--	--
TJX Cos., Inc. (The)	39,300	1,080,750	32,300	888,250	11,300	310,750
Toray Industries, Inc. (Japan)	52,000	384,438	--	--	--	--
Toro Co. (The)	35,700	2,102,373	26,310	1,549,396	--	--
Town Sports International Holdings, Inc. (NON)	37,100	716,772	26,656	514,994	--	--
Toyota Motor Corp. (Japan)	10,100	636,879	8,200	517,070	2,200	138,726
True Religion Apparel, Inc. (NON) (SG) (SB)	25,200	512,316	18,326	372,568	--	--
Truworths International, Ltd. (South Africa)	207,298	1,068,454	--	--	--	--
Tupperware Brands Corp.	35,400	1,017,396	25,676	737,928	--	--
United Business Media PLC (United Kingdom)	35,893	565,723	29,060	458,025	8,349	131,592
URS Corp. (NON)	10,100	490,355	7,500	364,125	--	--
Valeo SA (France)	62,635	3,356,062	47,459	2,542,913	13,035	698,432
Volkswagon AG (Germany)	9,553	1,524,767	7,239	1,155,427	1,988	317,307
Volkswagen AG (Preference) (Germany)	5,618	585,083	4,256	443,239	1,169	121,745

Volt Information Sciences, Inc. (NON) (SB)	58,800	1,084,272	48,250	889,730	16,950	312,558
Wal-Mart de Mexico SA de CV Ser. V (Mexico)	687,920	2,611,548	--	--	--	--
Wal-Mart Stores, Inc.	201,650	9,701,382	165,532	7,963,745	58,200	2,800,002
Walt Disney Co. (The)	128,727	4,394,740	105,689	3,608,222	37,100	1,266,594
Warnaco Group, Inc. (The) (NON)	36,600	1,439,844	27,200	1,070,048	--	--
Watson Wyatt Worldwide, Inc. Class A	23,500	1,186,280	17,400	878,352	--	--
Wiley (John) & Sons, Inc. Class A	30,800	1,487,332	25,300	1,221,737	8,900	429,781
William Hill PLC (United Kingdom)	426,332	5,221,248	323,288	3,959,278	87,153	1,067,355
Wolverine World Wide, Inc.	48,200	1,335,622	35,086	972,233	--	--
Yamaha Motor Co., Ltd. (Japan)	123,000	3,560,049	93,200	2,697,533	25,100	726,482
		251,513,551		180,561,620		46,054,531

Consumer Finance		0.5%		0.4%		0.2%
Asta Funding, Inc. (SG) (SB) (SC)	67,000	2,574,810	51,408	1,975,609	7,600	292,068
Capital Trust, Inc. Class A (R)	45,805	1,563,783	36,700	1,252,938	9,800	334,572
Credit Saison Co., Ltd. (Japan)	64,700	1,668,576	49,000	1,263,682	13,500	348,157
Diamond Lease Co., Ltd. (Japan)	17,500	785,509	13,700	614,941	3,500	157,102
First Marblehead Corp. (The) (SG) (SB) (SC)	41,300	1,595,832	34,000	1,313,760	11,900	459,816
Housing Development Finance Corp. (India)	22,531	1,125,645	--	--	--	--
Ocwen Financial Corp. (NON) (SG) (SB)	103,692	1,382,214	85,174	1,135,369	29,915	398,767
World Acceptance Corp. (NON)	38,599	1,649,335	28,786	1,230,026	--	--
		12,345,704		8,786,325		1,990,482

Consumer Staples		7.4%		6.2%		3.9%
Alberto-Culver Co.	130,600	3,097,832	99,842	2,368,252	15,000	355,800
Alliance One International, Inc. (NON)	57,453	577,403	47,152	473,878	16,580	166,629
Altria Group, Inc. (SEG)	159,630	11,196,448	131,034	9,190,725	46,100	3,233,454
Autogrill SpA (Italy)	119,264	2,527,610	90,439	1,916,710	24,276	514,491
Avon Products, Inc.	48,800	1,793,400	40,000	1,470,000	14,100	518,175
BAT Industries PLC (United Kingdom)	85,115	2,893,962	64,519	2,193,685	17,482	594,399
BJ's Wholesale Club, Inc. (NON)	22,200	799,866	16,400	590,892	--	--
Brinker International, Inc.	56,000	1,639,120	45,950	1,344,957	16,150	472,711
Campbell Soup Co.	20,100	780,081	16,400	636,484	5,800	225,098
CBRL Group, Inc.	50,200	2,132,496	41,200	1,750,176	14,500	615,960
CEC Entertainment, Inc. (NON)	62,800	2,210,560	50,100	1,763,520	12,600	443,520
Chattem, Inc. (NON) (SG) (SB)	18,000	1,140,840	13,132	832,306	--	--
CKE Restaurants, Inc.	32,300	648,261	23,324	468,113	--	--
Coca-Cola Co. (The)	28,500	1,490,835	23,400	1,224,054	8,200	428,942
Coca-Cola Hellenic Bottling Co., SA (Greece)	8,030	369,180	--	--	--	--
Colgate-Palmolive Co.	31,600	2,049,260	26,000	1,686,100	9,100	590,135
Colruyt SA (Belgium)	3,510	733,025	2,842	593,520	773	161,432
Darden Restaurants, Inc.	42,570	1,872,654	34,910	1,535,691	12,300	541,077
Domino's Pizza, Inc.	61,700	1,127,259	45,256	826,827	--	--
Estee Lauder Cos., Inc. (The) Class A	62,300	2,835,273	51,200	2,330,112	18,000	819,180
Flowers Foods, Inc.	32,100	1,070,856	25,000	834,000	4,100	136,776
General Mills, Inc. (SB)	65,300	3,814,826	53,600	3,131,312	18,800	1,098,296
Heidrick & Struggles International, Inc. (NON)	77,700	3,981,348	60,952	3,123,180	13,100	671,244
Heineken NV (Netherlands)	200,813	11,792,686	152,161	8,935,611	41,794	2,454,341
Hite Brewery Co., Ltd. (South Korea)	11,430	1,483,370	--	--	--	--
Ihop Corp. (SB)	10,700	582,401	7,840	426,731	--	--
Imperial Sugar Co. (SG) (SB) (SC)	81,200	2,500,148	66,600	2,050,614	23,400	720,486
InBev NV (Belgium)	141,263	11,226,483	100,383	7,977,659	27,571	2,191,128
Inchcape PLC (United Kingdom)	512,682	5,105,505	388,769	3,871,527	105,170	1,047,327
Ingles Markets, Inc. Class A	6,100	210,145	4,700	161,915	--	--
ITT Educational Services, Inc. (NON)	5,300	622,114	4,300	504,734	1,500	176,070
Jack in the Box, Inc. (NON)	55,979	3,971,150	44,600	3,163,924	11,200	794,528
Japan Tobacco, Inc. (Japan)	1,505	7,426,693	1,104	5,447,887	301	1,485,339
Jardine Cycle & Carriage, Ltd. (Singapore)	120,000	1,231,200	91,000	933,913	25,000	256,500
Jeronimo Martins, SGPS, SA (Portugal)	84,815	500,304	--	--	--	--
Koninklijke Ahold NV (Netherlands) (NON)	44,792	562,118	36,265	455,108	10,420	130,766
Korn/Ferry International (NON)	56,500	1,483,690	46,300	1,215,838	16,300	428,038
Kroger Co.	130,300	3,665,339	107,000	3,009,910	37,600	1,057,688
Labor Ready, Inc. (NON)	119,200	2,754,712	94,298	2,179,227	24,500	566,195
Longs Drug Stores Corp.	75,800	3,981,016	58,134	3,053,198	8,500	446,420
Mannatech, Inc. (SG) (SB) (SC)	80,100	1,272,789	65,700	1,043,973	23,100	367,059
Marfig Frigorificos e Comercio de Aliementos SA
(Brazil) (NON)	80,900	768,550	--	--	--	--
Marfig Frigorificos e Comercio de Aliementos SA 144A
(Brazil) (NON)	53,380	507,049	--	--	--	--
Marubeni Corp. (Japan)	199,000	1,638,460	151,000	1,243,254	47,000	386,973
McDonald's Corp.	30,800	1,563,408	25,300	1,284,228	8,900	451,764
Meiji Dairies Corp. (Japan)	523,000	3,331,707	396,000	2,522,669	106,000	675,260
MGP Ingredients, Inc. (SG) (SB) (SC)	54,900	927,810	45,100	762,190	15,800	267,020
Molson Coors Brewing Co. Class B	24,300	2,246,778	19,900	1,839,954	7,000	647,220
Nash Finch Co. (SG) (SB)	80,730	3,996,135	62,978	3,117,411	12,200	603,900
Nestle SA (Switzerland)	1,665	631,638	--	--	--	--
New Oriental Education & Technology Group ADR (China)
(NON)	7,100	381,412	--	--	--	--
Nutri/System, Inc. (NON) (SG) (SB)	9,300	649,512	6,664	465,414	--	--
Olam International, Ltd. (Singapore)	132,000	265,898	--	--	--	--
Olam International, Ltd. 144A (Singapore)	49,000	98,705	--	--	--	--
Oriflame Cosmetics SA SDR (Luxembourg)	49,700	2,332,950	37,650	1,767,315	10,350	485,836
Papa John's International, Inc. (NON)	49,400	1,420,744	39,060	1,123,366	9,600	276,096
PepsiCo, Inc.	43,300	2,808,005	35,500	2,302,175	12,500	810,625
Pernod-Ricard SA (France)	1,629	359,912	--	--	--	--
Prestige Brands Holdings, Inc. (NON)	99,300	1,288,914	73,000	947,540	--	--
Procter & Gamble Co. (The)	27,780	1,699,858	22,790	1,394,520	8,000	489,520
Ralcorp Holdings, Inc. (NON)	18,500	988,825	15,100	807,095	5,300	283,285
Reckitt Benckiser PLC (United Kingdom)	35,505	1,944,113	--	--	--	--
Reynolds American, Inc. (SG) (SB)	137,200	8,945,440	112,500	7,335,000	39,600	2,581,920
Robert Half International, Inc.	52,000	1,898,000	42,600	1,554,900	15,000	547,500
Ruby Tuesday, Inc. (SG) (SB) (SC)	50,700	1,334,931	41,600	1,095,328	14,600	384,418
Safeway, Inc. (SG)	270,500	9,205,115	222,000	7,554,660	78,000	2,654,340
Samsung Corp. (South Korea)	31,360	1,538,890	--	--	--	--
Seaboard Corp.	545	1,278,025	435	1,020,075	40	93,800
Sinclair Broadcast Group, Inc. Class A	136,400	1,939,608	106,200	1,510,164	18,200	258,804
Sonic Corp. (NON) (SB)	43,500	962,220	35,800	791,896	12,600	278,712
Spartan Stores, Inc.	31,000	1,020,210	22,900	753,639	--	--
Time Warner Cable, Inc. Class A (NON)	675	26,440	912	35,723	422	16,530
Time Warner, Inc.	360,720	7,589,549	296,123	6,230,428	104,100	2,190,264
Toyo Suisan Kaisha, Ltd. (Japan)	176,000	3,171,860	134,000	2,414,939	35,000	630,768
Uni-Charm Corp. (Japan)	5,400	306,383	--	--	--	--
Unilever NV (Netherlands)	46,970	1,460,007	21,112	656,242	5,737	178,328
Universal Corp.	21,100	1,285,412	17,300	1,053,916	6,100	371,612
UST, Inc. (SG) (SB) (SC)	49,510	2,659,182	40,600	2,180,626	14,300	768,053
VFB, LLC (RES)(NON)(F)	--	--	--	--	254,213	5,259
Woolworths, Ltd. (Australia)	335,347	7,659,777	242,669	5,542,887	65,643	1,499,374
Yum! Brands, Inc.	66,120	2,163,446	54,320	1,777,350	19,200	628,224
		195,449,136		145,801,167		42,174,609

Electronics		1.9%		1.1%		0.7%
ALPS Electric Co., Ltd. (Japan)	133,700	1,333,030	98,000	977,090	27,100	270,195
Ansoft Corp. (NON)	67,700	1,996,473	53,604	1,580,782	13,800	406,962
AU Optronics Corp. (Taiwan)	1,652,000	2,826,950	--	--	--	--
Diodes, Inc. (NON)	16,000	668,320	11,711	489,168	--	--
FEI Co. (NON)	66,200	2,148,852	54,300	1,762,578	19,100	619,986
Hon Hai Precision Industry Co., Ltd. (Taiwan)	296,520	2,561,326	--	--	--	--
Hoya Corp. (Japan)	6,500	215,748	--	--	--	--
Infineon Technologies AG (Germany) (NON)	25,856	429,784	19,592	325,663	5,382	89,461
Intel Corp. (SEG)	207,130	4,921,409	170,026	4,039,818	59,800	1,420,848
Itron, Inc. (NON) (SG) (SB)	14,600	1,137,924	10,780	840,193	--	--
Komag, Inc. (NON) (SG) (SB) (SC)	27,900	889,731	22,900	730,281	8,100	258,309
Littelfuse, Inc. (NON) (SG) (SB)	36,100	1,219,097	29,600	999,592	10,400	351,208
Media Tek, Inc. (Taiwan)	48,000	747,589	--	--	--	--
Mitsumi Electric Co., Ltd. (Japan)	17,000	607,624	--	--	--	--
Motorola, Inc. (SG) (SB) (SC)	186,340	3,298,218	153,016	2,708,383	53,800	952,260
National Semiconductor Corp.	67,100	1,896,917	55,100	1,557,677	19,400	548,438
NEC Corp. (Japan) (SG) (SB)	47,000	243,297	38,000	196,708	11,000	56,942
Nippon Electric Glass Co., Ltd. (Japan)	16,000	282,243	--	--	--	--
Omron Corp. (Japan)	56,200	1,477,455	35,800	941,154	10,500	276,037
Park Electrochemical Corp.	13,300	374,794	9,900	278,982	--	--
Perlos OYJ (Finland) (NON)	31,100	171,034	--	--	--	--
RF Micro Devices, Inc. (NON) (SG) (SB)	414,600	2,587,104	317,398	1,980,564	50,400	314,496
Rotork PLC (United Kingdom)	20,119	367,053	--	--	--	--
Samsung Electronics Co., Ltd. (South Korea)	10,926	6,681,591	--	--	--	--
Samsung Electronics Co., Ltd. (Preference) (South
Korea)	1,455	680,980	--	--	--	--
Samsung Electronics Co., Ltd. GDR (South Korea)	806	248,417	--	--	--	--
Shinko Electric Industries (Japan)	31,700	681,064	--	--	--	--
Texas Instruments, Inc.	21,100	793,993	17,300	650,999	6,100	229,543
Toshiba Corp. (Japan)	532,000	4,642,059	371,000	3,237,226	99,000	863,842
TTM Technologies, Inc. (NON)	88,200	1,146,600	65,162	847,106	--	--
Varian, Inc. (NON)	38,500	2,110,955	31,600	1,732,628	11,100	608,613
		49,387,631		25,876,592		7,267,140

Energy		7.1%		5.1%		3.3%
Alon USA Energy, Inc.	31,800	1,399,518	23,492	1,033,883	--	--
Basic Energy Services, Inc. (NON) (SG) (SB)	39,400	1,007,458	32,400	828,468	11,400	291,498
BP PLC (United Kingdom)	392,841	4,730,802	297,893	3,587,388	80,310	967,136
Chevron Corp. (SEG)	178,202	15,011,736	146,284	12,322,964	51,400	4,329,936
China Petroleum & Chemical Corp. (China)	1,834,000	2,052,343	--	--	--	--
China Petroleum & Chemical Corp. ADR (China)	12,800	1,428,992	--	--	--	--
China Shenhua Energy Co., Ltd. (China)	523,000	1,826,932	--	--	--	--
ConocoPhillips (SEG)	96,429	7,569,677	79,231	6,219,634	27,799	2,182,222
Core Laboratories NV (Netherlands) (NON)	13,400	1,362,646	9,506	966,665	--	--
Dawson Geophysical Co. (NON)	12,800	786,688	10,600	651,476	3,700	227,402
ENI SpA (Italy)	229,865	8,332,857	173,012	6,271,874	46,563	1,687,960
ENSCO International, Inc.	23,900	1,458,139	19,600	1,195,796	6,900	420,969

Exxon Mobil Corp. (SEG)	338,430	28,387,508	277,757	23,298,257	97,700	8,195,076
Frontier Oil Corp.	84,100	3,681,057	61,214	2,679,337	--	--
Gazprom (Russia)	787,492	8,142,959	--	--	--	--
Global Industries, Ltd. (NON)	130,200	3,491,964	106,900	2,867,058	37,600	1,008,432
Grey Wolf, Inc. (NON)	208,800	1,720,512	171,400	1,412,336	60,200	496,048
GulfMark Offshore, Inc. (NON) (SG) (SB)	52,037	2,665,335	42,800	2,192,216	14,900	763,178
Helmerich & Payne, Inc.	29,100	1,030,722	21,600	765,072	--	--
Hercules Offshore, Inc. (NON) (SG) (SB) (SC)	21,000	679,980	17,200	556,936	6,000	194,280
Holly Corp.	44,000	3,264,360	34,538	2,562,374	7,600	563,844
Input/Output, Inc. (NON) (SG) (SB)	130,500	2,037,105	94,668	1,477,767	--	--
JA Solar Holdings Co., Ltd. ADR (China) (NON) (SG) (SB)	26,000	876,980	18,522	624,747	--	--
Lufkin Industries, Inc.	13,400	864,970	11,100	716,505	3,900	251,745
Lukoil (Russia)	32,258	2,449,689	--	--	--	--
Lukoil ADR (Russia)	30,764	2,330,373	--	--	--	--
Marathon Oil Corp.	247,020	14,811,319	202,720	12,155,091	71,200	4,269,152
Matrix Service Co. (NON)	55,300	1,374,205	40,180	998,473	--	--
MOL Magyar Olaj- es Gazipari Rt. (Hungary)	11,334	1,715,763	--	--	--	--
NATCO Group, Inc. (NON)	30,265	1,393,401	24,837	1,143,495	8,697	400,410
Norsk Hydro ASA (Norway)	113,565	4,366,547	86,095	3,310,332	23,075	887,228
Occidental Petroleum Corp.	52,400	3,032,912	43,000	2,488,840	15,100	873,988
Oil States International, Inc. (NON)	13,000	537,420	9,310	384,875	--	--
PetroChina Co., Ltd. (China)	178,000	264,320	--	--	--	--
PetroChina Co., Ltd. ADR (China)	6,000	892,080	--	--	--	--
Petroleo Brasileiro SA ADR (Brazil) (SG)	16,443	1,994,043	--	--	--	--
Petroleo Brasileiro SA ADR (Preference) (Brazil)	27,430	2,926,232	--	--	--	--
PTT PCL (Thailand)	209,200	1,636,069	--	--	--	--
Questar Corp. (SG) (SB)	76,800	4,058,880	63,000	3,329,550	22,200	1,173,270
Renewable Energy Corp. AS (Norway) (NON)	26,727	1,030,316	--	--	--	--
Repsol YPF SA (Spain)	41,769	1,622,422	31,761	1,233,684	9,018	350,284
Royal Dutch Shell PLC Class B (Netherlands)	239,722	10,006,138	180,802	7,546,782	49,006	2,045,539
Saipem SpA (Italy)	29,850	1,019,250	--	--	--	--
Sasol, Ltd. (South Africa)	38,103	1,431,139	--	--	--	--
Statoil ASA (Norway)	217,165	6,723,367	155,400	4,811,140	40,900	1,266,252
Swift Energy Co. (NON)	16,900	722,644	12,200	521,672	--	--
Technicas Reunidas SA (Spain)	4,100	276,128	--	--	--	--
Technicas Reunidas SA 144A (Spain)	8,594	578,792	--	--	--	--
Thai Oil PCL (Thailand)	704,200	1,438,074	--	--	--	--
Tidewater, Inc. (SG) (SB)	96,300	6,825,744	79,100	5,606,608	27,800	1,970,464
Total SA (France)	26,777	2,174,290	--	--	--	--
Trico Marine Services, Inc. (NON) (SG) (SB)	86,200	3,523,856	70,800	2,894,304	24,900	1,017,912
Unit Corp. (NON)	14,300	899,613	10,700	673,137	--	--
Western Refining, Inc.	36,301	2,098,198	26,597	1,537,307	--	--
		187,964,464		120,866,043		35,834,225

Financial		3.1%		2.6%		1.9%
Acta Holding ASA (Norway)	155,870	811,578	--	--	--	--
Advanta Corp. Class B	58,950	1,835,703	43,137	1,343,286	--	--
Ameriprise Financial, Inc.	77,100	4,901,247	63,300	4,023,981	22,200	1,411,254
AMP, Ltd. (Australia)	40,570	347,175	--	--	--	--
CapitalSource, Inc. (R) (SG) (SB) (SC)	113,715	2,796,252	93,310	2,294,493	32,785	806,183
Chubb Corp. (The)	80,200	4,342,028	65,800	3,562,412	23,100	1,250,634
Citigroup, Inc. (SEG)	282,953	14,512,659	232,237	11,911,436	81,700	4,190,393
Contifinancial Corp. Liquidating Trust Units (F)	1,914,537	191	--	--	510,233	51
Countrywide Financial Corp.	68,400	2,486,340	56,220	2,043,597	19,700	716,095
Deutsche Boerse AG (Germany)	5,428	613,028	4,396	496,476	1,262	142,528
Discover Financial Services (NON)	61,350	1,748,475	50,550	1,440,675	17,750	505,875
Grupo Financiero Banorte SA de CV (Mexico)	92,000	421,496	--	--	--	--
Hitachi Capital Corp. (Japan)	350,800	5,336,246	264,600	4,025,002	71,800	1,092,196
Interactive Data Corp.	58,600	1,569,308	45,800	1,226,524	8,800	235,664
IntercontinentalExchange, Inc. (NON) (SG) (SB)	23,200	3,430,120	19,000	2,809,150	6,700	990,595
JPMorgan Chase & Co.	153,902	7,456,552	126,381	6,123,159	44,400	2,151,180
Korea Investment Holdings Co., Ltd. (South Korea)	22,530	1,535,220	--	--	--	--
Lehman Brothers Holdings, Inc. (SG) (SB)	100,300	7,474,356	82,400	6,140,448	29,000	2,161,080
Loews Corp.	44,700	2,278,806	36,700	1,870,966	12,900	657,642
Man Group PLC (United Kingdom)	233,206	2,827,530	176,706	2,142,490	48,535	588,467
MGIC Investment Corp. (SG) (SB) (SC)	46,000	2,615,560	37,700	2,143,622	13,300	756,238
Nationwide Financial Services, Inc. Class A	21,800	1,378,196	17,900	1,131,638	6,300	398,286
ORIX Corp. (Japan)	21,430	5,664,382	14,760	3,901,366	3,980	1,051,994
PMI Group, Inc. (The)	29,900	1,335,633	24,500	1,094,415	8,600	384,162
Shinhan Financial Group Co., Ltd. (South Korea)	46,350	2,828,739	--	--	--	--
Shinhan Financial Group Co., Ltd. ADR (South Korea)	3,700	453,213	--	--	--	--
Tower, Ltd. (New Zealand) (NON)	39,431	71,575	32,044	58,166	9,101	16,520
Travelers Cos., Inc. (The)	33,100	1,770,850	27,200	1,455,200	9,600	513,600
		82,842,458		61,238,502		20,020,637

Health Care		7.8%		6.6%		4.2%
Aetna, Inc. (SEG)	141,400	6,985,160	116,000	5,730,400	40,800	2,015,520
Albany Molecular Research, Inc. (NON)	31,341	465,414	22,822	338,907	--	--
Alfresa Holdings Corp. (Japan)	9,500	662,558	7,700	537,021	2,100	146,460
Alliance Imaging, Inc. (NON)	94,000	882,660	65,704	616,961	--	--
Alpharma, Inc. Class A	90,400	2,351,304	74,200	1,929,942	26,100	678,861
Amedisys, Inc. (NON)	18,200	661,206	13,200	479,556	--	--
American Oriental Bioengineering, Inc. (China) (NON)
(SG) (SB) (SC)	211,000	1,877,900	162,084	1,442,548	26,200	233,180
AMERIGROUP Corp. (NON)	24,200	575,960	19,800	471,240	7,000	166,600
Amgen, Inc. (NON) (SEG)	71,100	3,931,119	58,400	3,228,936	20,500	1,133,445
AMN Healthcare Services, Inc. (NON)	41,600	915,200	30,184	664,048	--	--
Applera Corp.- Applied Biosystems Group	125,800	3,841,932	103,300	3,154,782	36,300	1,108,602
Apria Healthcare Group, Inc. (NON)	54,100	1,556,457	39,528	1,137,221	--	--
Astellas Pharma, Inc. (Japan)	15,200	661,158	--	--	--	--
AstraZeneca PLC (United Kingdom)	156,738	8,401,185	107,099	5,740,526	29,079	1,558,640
Basilea Pharmaceutica AG (Switzerland) (NON)	457	100,449	--	--	--	--
Bayer AG (Germany)	7,193	543,251	--	--	--	--
Becton, Dickinson and Co.	63,400	4,723,300	52,100	3,881,450	18,300	1,363,350
Bio-Rad Laboratories, Inc. Class A (NON)	12,400	937,068	10,200	770,814	3,600	272,052
Bristol-Myers Squibb Co.	86,960	2,744,458	71,325	2,251,017	25,100	792,156
China Medical Technologies, Inc. ADR (China) (NON)
(SG) (SB)	67,200	2,138,304	48,690	1,549,316	--	--
Corvel Corp. (NON)	51,700	1,351,438	42,400	1,108,336	14,900	389,486
Coventry Health Care, Inc. (NON)	84,180	4,852,977	68,995	3,977,562	24,300	1,400,895
Dade Behring Holdings, Inc.	21,790	1,157,485	15,876	843,333	--	--
Daiichi Sankyo Co., Ltd. (Japan)	28,300	752,091	--	--	--	--
Digene Corp. (NON)	17,800	1,068,890	12,936	776,807	--	--
Eli Lilly Co.	59,200	3,308,096	48,600	2,715,768	17,100	955,548
Enzon Pharmaceuticals, Inc. (NON) (SG) (SB)	104,700	821,895	83,528	655,695	23,000	180,550
Forest Laboratories, Inc. (NON)	90,400	4,126,760	74,200	3,387,230	26,100	1,191,465
GlaxoSmithKline PLC (United Kingdom)	238,362	6,242,031	146,699	3,841,635	39,684	1,039,213
Haemonetics Corp. (NON)	23,700	1,246,857	18,558	976,336	4,042	212,650
Healthspring, Inc. (NON)	119,288	2,273,629	94,248	1,796,367	21,713	413,850
Hologic, Inc. (NON)	10,700	591,817	7,742	428,210	--	--
Humana, Inc. (NON)	102,620	6,250,584	84,200	5,128,622	29,650	1,805,982
Illumina, Inc. (NON) (SG) (SB)	17,100	694,089	12,446	505,183	--	--
Immucor, Inc. (NON)	20,900	584,573	15,092	422,123	--	--
Incyte Pharmaceuticals, Inc. (NON)	231,900	1,391,400	190,300	1,141,800	66,900	401,400
Johnson & Johnson (SEG)	181,712	11,197,093	149,104	9,187,788	52,400	3,228,888
K-V Pharmceuticals Co. Class A (NON)	25,200	686,448	18,600	506,664	--	--
Kaken Pharmaceutical Co., Ltd. (Japan)	36,000	261,971	28,000	203,755	8,000	58,216
Kinetic Concepts, Inc. (NON)	13,500	701,595	10,100	524,897	--	--
LCA-Vision, Inc. (SB)	19,500	921,570	14,824	700,582	2,200	103,972
LifeCell Corp. (NON)	30,300	925,362	22,050	673,407	--	--
Luminex Corp. (NON)	26,100	321,291	18,914	232,831	--	--
Magellan Health Services, Inc. (NON)	34,800	1,617,156	25,714	1,194,930	--	--
MannKind Corp. (NON) (SG) (SB)	37,200	458,676	26,754	329,877	--	--
Martek Biosciences Corp. (NON) (SG) (SB)	92,000	2,389,240	67,182	1,744,717	--	--
McKesson Corp.	172,800	10,305,792	141,800	8,456,952	49,900	2,976,036
Medcath Corp. (NON)	30,700	976,260	25,200	801,360	8,900	283,020
Medicines Co. (NON)	25,300	445,786	20,800	366,496	7,300	128,626
Mentor Corp. (SG)	65,300	2,656,404	50,320	2,047,018	7,900	321,372
Merck & Co., Inc.	268,260	13,359,348	220,213	10,966,607	77,450	3,857,010
Merck KGaA (Germany)	3,131	431,512	--	--	--	--
Millennium Pharmaceuticals, Inc. (NON) (SG) (SB)	161,400	1,705,998	132,500	1,400,525	46,600	492,562
Molina Healthcare, Inc. (NON)	38,400	1,171,968	31,000	946,120	10,900	332,668
Nobel Biocare Holding AG (Switzerland)	3,805	1,244,747	--	--	--	--
Novartis AG (Switzerland)	14,884	837,636	--	--	--	--
Ono Pharmaceutical Co., Ltd. (Japan)	6,500	344,540	--	--	--	--
OraSure Technologies, Inc. (NON)	61,300	501,434	44,492	363,945	--	--
Pain Therapeutics, Inc. (NON) (SB)	60,900	530,439	44,296	385,818	--	--
Par Pharmaceutical Cos., Inc. (NON)	24,400	688,812	17,444	492,444	--	--
Parexel International Corp. (NON)	3,000	126,180	2,500	105,150	900	37,854
Pfizer, Inc.	278,849	7,130,169	228,897	5,852,896	80,500	2,058,385
Regeneron Pharmaceuticals, Inc. (NON)	26,500	474,880	19,404	347,720	--	--
Roche Holding AG (Switzerland)	38,748	6,868,933	27,077	4,799,992	7,355	1,303,835
Salix Pharmaceuticals, Ltd. (NON)	78,786	969,068	57,574	708,160	--	--
Sanofi-Aventis (France)	5,493	443,635	--	--	--	--
Savient Pharmaceuticals, Inc. (NON)	231,000	2,869,020	184,800	2,295,216	50,100	622,242
Schering AG (Germany)	11,857	1,666,391	9,214	1,294,942	2,566	360,627
Schering-Plough Corp.	346,300	10,541,372	284,300	8,654,092	99,900	3,040,956
Sciele Pharma, Inc. (NON) (SG) (SB)	116,700	2,749,452	90,558	2,133,546	17,100	402,876
Symbion Health, Ltd. (Australia)	229,199	792,294	185,566	641,464	50,422	174,299
Taisho Pharmaceutical Co., Ltd. (Japan)	102,000	2,023,370	80,000	1,586,957	22,000	436,413
Techne Corp. (NON)	14,000	800,940	10,388	594,297	--	--
Telik, Inc. (NON) (SG) (SB) (SC)	153,727	519,597	122,500	414,050	42,900	145,002
Terumo Corp. (Japan)	17,400	672,257	--	--	--	--
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	20,297	837,251	--	--	--	--
UCB SA (Belgium)	5,925	350,266	--	--	--	--
United Therapeutics Corp. (NON) (SG)	11,400	726,864	8,232	524,872	--	--
UnitedHealth Group, Inc.	81,038	4,144,283	66,512	3,401,424	23,360	1,194,630
Vital Signs, Inc.	9,400	522,170	7,000	388,850	--	--
Waters Corp. (NON)	51,500	3,057,040	42,200	2,504,992	14,900	884,464

WellCare Health Plans, Inc. (NON)	102,600	9,286,326	82,554	7,471,963	24,800	2,244,648
West Pharmaceutical Services, Inc.	34,300	1,617,245	26,768	1,262,111	5,400	254,610
Wyeth	136,900	7,849,846	112,400	6,445,016	39,500	2,264,930
Zoll Medical Corp. (NON)	53,200	1,186,892	41,910	935,012	9,700	216,407
		204,577,474		155,519,147		44,884,453

Insurance		3.5%		2.9%		1.8%
Aegon NV (Netherlands)	109,515	2,161,338	59,944	1,183,027	17,208	339,609
Allianz SE (Germany)	14,186	3,313,940	8,466	1,977,712	2,326	543,368
Allstate Corp. (The)	115,900	7,129,009	95,100	5,849,601	33,400	2,054,434
American Financial Group, Inc.	91,225	3,115,334	74,910	2,558,177	26,350	899,853
American Physicians Capital, Inc. (NON)	12,600	510,300	9,300	376,650	--	--
Amerisafe, Inc. (NON)	31,752	623,292	23,100	453,453	--	--
Argonaut Group, Inc.	24,000	749,040	17,800	555,538	--	--
Aspen Insurance Holdings, Ltd. (Bermuda)	28,600	802,802	21,100	592,277	--	--
Commerce Group, Inc. (SG)	77,020	2,674,134	61,400	2,131,808	15,678	544,340
Corporacion Mapfre SA (Spain)	718,873	3,553,903	545,124	2,694,937	147,531	729,351
EMC Insurance Group, Inc.	12,400	307,768	9,200	228,344	--	--
ING Groep NV (Netherlands)	114,701	5,054,240	86,979	3,832,685	23,449	1,033,268
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	5,009	921,274	4,100	754,087	1,300	239,101
Navigators Group, Inc. (NON)	17,840	961,576	13,250	714,175	--	--
Odyssey Re Holdings Corp.	88,000	3,774,320	72,200	3,096,658	25,400	1,089,406
Ohio Casualty Corp.	54,400	2,356,064	44,600	1,931,626	15,700	679,967
Philadelphia Consolidated Holding Corp. (NON)	69,500	2,905,100	57,700	2,411,860	16,300	681,340
Ping An Insurance (Group) Co., of China, Ltd. (China)	226,500	1,601,282	--	--	--	--
Prudential PLC (United Kingdom)	40,893	581,811	--	--	--	--
QBE Insurance Group, Ltd. (Australia)	134,762	3,556,355	92,409	2,438,664	24,911	657,399
Safeco Corp. (SG) (SB)	115,900	7,215,934	95,200	5,927,152	33,400	2,079,484
Safety Insurance Group, Inc.	36,800	1,523,520	28,600	1,184,040	5,600	231,840
Sai-Soc Assicuratrice Industriale SpA (SAI) (Italy)	178,750	8,615,189	135,450	6,528,265	37,200	1,792,923
SCOR (France)	109,466	2,972,731	82,944	2,252,482	22,782	618,683
SeaBright Insurance Holdings, Inc. (NON)	48,500	847,780	36,000	629,280	--	--
Selective Insurance Group	39,700	1,067,136	29,340	788,659	--	--
Triad Guaranty, Inc. (NON) (SG) (SC)	51,900	2,072,367	42,900	1,712,997	15,100	602,943
W.R. Berkley Corp.	226,245	7,362,012	185,752	6,044,370	65,275	2,124,049
Zenith National Insurance Corp.	75,847	3,571,635	60,458	2,846,967	15,757	741,997
Zurich Financial Services AG (Switzerland)	30,557	9,437,606	18,705	5,777,086	5,081	1,569,280
		91,338,792		67,472,577		19,252,635

Investment Banking/Brokerage		2.1%		1.7%		1.1%
3i Group PLC (United Kingdom)	503,361	11,736,179	381,408	8,892,768	104,760	2,442,545
Affiliated Managers Group (NON) (SG) (SB)	10,700	1,377,732	8,016	1,032,140	--	--
Ashmore Group PLC (United Kingdom)	12,080	64,974	--	--	--	--
Ashmore Group PLC 144A (United Kingdom)	68,175	366,689	--	--	--	--
Calamos Asset Management, Inc. Class A	42,900	1,096,095	35,300	901,915	12,400	316,820
Challenger Financial Services Group, Ltd. (Australia)	161,562	796,022	130,805	644,481	39,012	192,214
Daiwa Securities Group, Inc. (Japan)	41,000	434,110	--	--	--	--
Deutsche Bank AG (Germany)	11,886	1,724,307	9,236	1,339,870	2,466	357,744
Evercore Partners, Inc. Class A	18,700	556,699	13,426	399,692	--	--
Goldman Sachs Group, Inc. (The)	58,900	12,766,575	48,300	10,469,025	17,000	3,684,750
Harris & Harris Group, Inc. (NON) (SG) (SB) (SC)	66,600	745,920	54,600	611,520	19,200	215,040
Investment Technology Group, Inc. (NON)	34,000	1,473,220	24,402	1,057,339	--	--
Knight Capital Group, Inc. Class A (NON)	82,800	1,374,480	67,900	1,127,140	23,900	396,740
Macquarie Bank, Ltd. (Australia)	28,395	2,037,634	10,271	737,050	2,791	200,283
Mecom Group PLC (United Kingdom) (NON)	155,985	294,998	--	--	--	--
Merrill Lynch & Co., Inc. (SG) (SB)	41,800	3,493,644	34,300	2,866,794	12,100	1,011,318
Morgan Stanley (NON)	122,700	8,528,877	101,100	7,027,461	35,500	2,467,605
Schroders PLC (United Kingdom)	29,056	742,979	23,525	601,548	6,393	163,473
SembCorp Industries, Ltd. (Singapore)	188,000	699,743	--	--	--	--
Shin Kong Financial Holding Co., Ltd. (Taiwan)	1,319,000	1,534,847	--	--	--	--
SWS Group, Inc.	119,300	2,579,266	94,600	2,045,252	21,700	469,154
		54,424,990		39,753,995		11,917,686

Other		0.1%		0.4%		--%
iShares Russell 2000 Growth Index Fund	--	--	7,100	609,535	--	--
iShares Russell 2000 Value Index Fund	27,177	2,238,026	5,346	440,243	--	--
S&P 500 Index Depository Receipts (SPDR Trust Series
1) (SB)	--	--	51,689	7,775,576	--	--
		2,238,026		8,825,354		--

Photography/Imaging		--%		--%		--%
Ikon Office Solutions, Inc.	50,800	792,988	37,100	579,131	--	--

Real Estate		2.0%		1.4%		0.7%
Amrep Corp. (SG) (SB) (SC)	24,268	1,153,943	20,358	968,023	7,139	339,459
Anthracite Capital, Inc. (R)	147,900	1,730,430	117,100	1,370,070	26,400	308,880
Baoye Group Co., Ltd. (China)	1,034,000	1,859,789	--	--	--	--
Boston Properties, Inc. (R)	7,400	755,762	6,100	622,993	2,100	214,473
CB Richard Ellis Group, Inc. Class A (NON)	61,800	2,255,700	50,700	1,850,550	17,800	649,700
CBL & Associates Properties (R)	14,600	526,330	11,000	396,550	--	--
Cousins Properties, Inc. (R) (SG) (SB)	104,000	3,017,040	83,300	2,416,533	24,200	702,042
Deerfield Triarc Capital Corp. (R)	43,072	630,143	35,392	517,785	12,451	182,158
Emaar Properties (United Arab Emirates)	782,618	2,525,124	--	--	--	--
Entertainment Properties Trust (R)	70,097	3,769,817	56,590	3,043,410	16,800	903,504
Filinvest Land, Inc. (Philippines) (NON)	5,889,400	274,006	--	--	--	--
Globe Trade Centre SA (Poland) (NON)	99,396	1,735,322	--	--	--	--
Gramercy Capital Corp. (R)	24,100	663,714	17,700	487,458	--	--
Guangzhou R&F Properties Co., Ltd. (China)	567,600	1,739,339	--	--	--	--
Jones Lang LaSalle, Inc. (SB)	68,700	7,797,450	55,936	6,348,736	18,600	2,111,100
KKR Financial Holdings, LLC (R)	11,900	296,429	9,800	244,118	3,400	84,694
Lexington Corporate Properties Trust (R) (SG) (SB)	49,320	1,025,856	36,400	757,120	--	--
LPS Brasil Consultoria de Imoveis SA (Brazil) (NON)	68,309	887,705	--	--	--	--
LPS Brasil Consultoria de Imoveis SA 144A (Brazil)
(NON)	51,938	674,957	--	--	--	--
LTC Properties, Inc. (R)	44,500	1,012,375	33,100	753,025	--	--
Luminent Mortgage Capital, Inc. (R) (SG) (SB) (SC)	153,500	1,548,815	126,000	1,271,340	44,300	446,987
Medical Properties Trust, Inc. (R) (SG) (SB) (SC)	88,800	1,174,824	72,900	964,467	25,600	338,688
Megaworld Corp. (Philippines) (NON)	10,857,900	934,403	--	--	--	--
Metrovacesa SA (Spain)	9,673	1,072,238	7,330	812,520	2,013	223,138
Mitsui Fudosan Co., Ltd. (Japan)	14,000	392,824	--	--	--	--
National Health Investors, Inc. (R)	25,100	796,172	18,700	593,164	--	--
Newcastle Investment Corp. (R) (SB)	85,100	2,133,457	67,200	1,684,704	15,800	396,106
NorthStar Realty Finance Corp. (R)	55,400	693,054	41,200	515,412	--	--
Omega Healthcare Investors, Inc. (R)	42,000	664,860	31,200	493,896	--	--
PS Business Parks, Inc. (R)	10,468	663,357	7,778	492,892	--	--
RAIT Investment Trust (R)	12,600	327,852	9,300	241,986	--	--
Redwood Trust, Inc. (R) (SG) (SB) (SC)	44,000	2,128,720	36,100	1,746,518	12,700	614,426
Saul Centers, Inc. (R)	12,800	580,480	9,400	426,290	--	--
Shimo Property Holdings, Ltd. (China)	747,000	1,665,452	--	--	--	--
SL Green Realty Corp. (R) (SG) (SB) (SC)	15,800	1,957,462	12,900	1,598,181	4,500	557,505
Universal Health Realty Income Trust (R)	17,600	586,080	12,900	429,570	--	--
Urstadt Biddle Properties, Inc. Class A (R)	39,500	671,895	29,500	501,795	--	--
Winthrop Realty Trust (R) (SG) (SB)	131,800	910,738	98,000	677,180	--	--
		53,233,914		32,226,286		8,072,860

Semiconductor		0.9%		0.5%		0.3%
Advanced Energy Industries, Inc. (NON)	69,400	1,572,604	50,758	1,150,176	--	--
Credence Systems Corp. (NON)	326,000	1,173,600	267,500	963,000	94,000	338,400
Greatek Electronics, Inc. (Taiwan)	702,000	1,321,798	--	--	--	--
LTX Corp. (NON) (SB)	348,700	1,938,772	272,656	1,515,967	62,300	346,388
Novatek Microelectronics Corp., Ltd. (Taiwan)	280,000	1,463,429	--	--	--	--
Novellus Systems, Inc. (NON)	49,900	1,415,663	40,900	1,160,333	14,400	408,528
Photronics, Inc. (NON)	118,600	1,764,768	97,300	1,447,824	34,200	508,896
Spansion, Inc. Class A (NON) (SG) (SB) (SC)	503,400	5,587,740	413,100	4,585,410	145,200	1,611,720
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,182,182	2,549,514	--	--	--	--
Taiwan Semiconductor Manufacturing Co., Ltd. ADR
(Taiwan)	74,485	829,018	--	--	--	--
Tokyo Electron, Ltd. (Japan)	7,100	523,017	--	--	--	--
Vanguard International Semiconductor Corp. (Taiwan)	1,999,000	2,001,266	--	--	--	--
Varian Semiconductor Equipment (NON)	19,050	763,143	13,720	549,623	--	--
Veeco Instruments, Inc. (NON)	79,100	1,640,534	64,900	1,346,026	22,800	472,872
		24,544,866		12,718,359		3,686,804

Software		2.2%		2.0%		1.3%
Aspen Technology, Inc. (NON)	63,300	886,200	45,374	635,236	--	--
Blackboard, Inc. (NON)	16,100	678,132	11,662	491,203	--	--
BMC Software, Inc. (NON)	271,800	8,235,540	223,100	6,759,930	78,400	2,375,520
Epicor Software Corp. (NON)	53,100	789,597	38,514	572,703	--	--
Informatica Corp. (NON)	53,400	788,718	38,612	570,299	--	--
Interwoven, Inc. (NON)	41,800	586,872	34,300	481,572	12,100	169,884
Intuit, Inc. (NON)	104,600	3,146,368	85,900	2,583,872	30,200	908,416
JDA Software Group, Inc. (NON)	49,600	973,648	35,868	704,089	--	--
Manhattan Associates, Inc. (NON)	79,400	2,216,054	61,904	1,727,741	11,200	312,592
Mantech International Corp. Class A (NON)	19,800	610,434	16,200	499,446	5,700	175,731
Microsoft Corp.	487,300	14,360,731	400,031	11,788,914	140,600	4,143,482
MicroStrategy, Inc. (NON)	16,700	1,577,983	12,982	1,226,669	2,800	264,572
NTT Data Corp. (Japan)	739	3,508,124	527	2,501,734	141	669,344
Omnicell, Inc. (NON)	20,700	430,146	17,000	353,260	6,000	124,680
Oracle Corp. (NON)	600,260	11,831,125	492,593	9,709,008	173,200	3,413,772
Packeteer, Inc. (NON)	121,400	948,134	99,600	777,876	35,000	273,350
Parametric Technology Corp. (NON)	36,900	797,409	27,300	589,953	--	--
Sybase, Inc. (NON)	137,500	3,284,875	106,812	2,551,739	18,500	441,965
SYNNEX Corp. (NON)	27,500	566,775	20,400	420,444	--	--
The9, Ltd. ADR (China) (NON) (SG) (SB)	15,400	712,404	11,172	516,817	--	--
Trend Micro, Inc. (Japan)	11,500	371,401	--	--	--	--
Websense, Inc. (NON)	56,920	1,209,550	46,700	992,375	16,400	348,500
		58,510,220		46,454,880		13,621,808

Technology			0.3%		0.2%		0.2%
Electronic Data Systems Corp.		229,200	6,355,716	188,100	5,216,013	66,100	1,832,953
ON Semiconductor Corp. (NON)		65,800	705,376	46,942	503,218	--	--
			7,061,092		5,719,231		1,832,953

Technology Services			1.4%		1.2%		0.6%
Acxiom Corp. (SEG)		93,600	2,475,720	80,300	2,123,935	28,100	743,245
Authorize.Net Holdings, Inc. (NON)		110,429	1,975,575	81,681	1,461,273	--	--
Automatic Data Processing, Inc.		36,800	1,783,696	30,200	1,463,794	10,600	513,782
Blue Coat Systems, Inc. (NON) (SG) (SB)		62,700	3,104,904	48,300	2,391,816	6,200	307,024
Cap Gemini SA (France)		8,071	589,385	--	--	--	--
Convergys Corp. (NON)		38,000	921,120	31,200	756,288	11,000	266,640
CSG Systems International, Inc. (NON)		102,000	2,704,020	81,800	2,168,518	22,900	607,079
Factset Research Systems, Inc.		26,900	1,838,615	19,698	1,346,358	--	--
IHS, Inc. Class A (NON)		18,800	864,800	15,400	708,400	5,400	248,400
Infospace, Inc.		24,700	573,287	20,200	468,842	7,100	164,791
Neopost SA (France)		2,427	355,633	--	--	--	--
Oce NV (Netherlands) (SG)		47,487	925,235	38,447	749,100	10,447	203,549
Perot Systems Corp. Class A (NON)		73,800	1,257,552	54,400	926,976	--	--
SAIC, Inc. (NON) (SB) (SC)		58,600	1,058,902	48,100	869,167	16,900	305,383
SonicWall, Inc. (NON)		253,900	2,181,001	201,900	1,734,321	49,300	423,487
Sykes Enterprises, Inc. (NON)		178,000	3,380,220	141,200	2,681,388	34,000	645,660
TheStreet.com, Inc.		94,900	1,032,512	77,900	847,552	27,400	298,112
Travelzoo, Inc. (NON) (SG) (SB) (SC)		61,600	1,637,944	50,600	1,345,454	17,800	473,302
Trizetto Group (NON)		93,900	1,817,904	73,382	1,420,676	16,900	327,184
United Internet AG (Germany)		21,280	444,221	--	--	--	--
United Online, Inc. (SG) (SB) (SC)		301,100	4,965,139	242,100	3,992,229	68,300	1,126,267
			35,887,385		27,456,087		6,653,905

Transportation			1.7%		1.4%		0.9%
Alaska Air Group, Inc. (NON)		5,960	166,046	4,900	136,514	1,700	47,362
British Airways PLC (United Kingdom) (NON)		1,337,634	11,193,607	1,013,556	8,481,653	278,389	2,329,619
Central Japan Railway Co. (Japan)		540	5,698,189	412	4,347,507	111	1,171,294
Continental Airlines, Inc. Class B (NON) (SB)		140,300	4,751,961	115,200	3,901,824	40,500	1,371,735
Delta Air Lines, Inc. (NON)		4,820	94,954	5,279	103,996	2,525	49,743
Deutsche Lufthansa AG (Germany)		14,874	417,125	11,271	316,083	3,096	86,824
ExpressJet Holdings, Inc. (NON)		217,150	1,298,557	178,241	1,065,881	62,677	374,808
Horizon Lines, Inc. Class A		35,200	1,153,152	26,622	872,137	2,800	91,728
HUB Group, Inc. Class A (NON) (SG) (SB)		41,800	1,469,688	30,478	1,071,606	--	--
Kuehne & Nagel International AG (Switzerland)		2,507	230,798	--	--	--	--
National Express Group PLC (United Kingdom)		57,427	1,223,202	42,865	913,029	12,159	258,988
Neptune Orient Lines, Ltd. (Singapore)		494,000	1,708,991	392,000	1,356,122	111,000	384,004
Northwest Airlines Corp. (NON)		3,724	82,673	3,844	85,337	1,802	40,004
Orient Overseas International, Ltd. (Hong Kong)		56,000	546,765	--	--	--	--
Overseas Shipholding Group		66,100	5,380,540	53,300	4,338,620	15,200	1,237,280
Republic Airways Holdings, Inc. (NON)		82,500	1,678,875	67,700	1,377,695	23,800	484,330
Singapore Airlines, Ltd. (Singapore)		95,000	1,166,349	77,000	945,356	23,000	282,379
SkyWest, Inc.		105,800	2,521,214	86,800	2,068,444	30,500	726,815
Tam SA ADR (Brazil)		51,895	1,717,725	--	--	--	--
US Airways Group, Inc. (NON)		52,700	1,595,229	43,300	1,310,691	15,200	460,104
			44,095,640		32,692,495		9,397,017

Utilities & Power			2.4%		1.9%		1.3%
Alliant Energy Corp.		49,500	1,923,075	40,600	1,577,310	14,300	555,555
Centrica PLC (United Kingdom)		43,651	339,020	--	--	--	--
CEZ AS (Czech Republic)		26,801	1,384,005	--	--	--	--
E.On AG (Germany)		13,091	2,199,415	9,920	1,666,657	2,725	457,827
Edison International		144,870	8,130,104	118,815	6,667,898	41,800	2,345,816
El Paso Electric Co. (NON)		53,400	1,311,504	43,800	1,075,728	15,400	378,224
Electric Power Development Co. (Japan)		89,700	3,566,782	68,100	2,707,891	18,400	731,648
Energen Corp. (SEG)		118,380	6,503,797	95,500	5,246,770	28,006	1,538,650
Energias de Portugal (EDP) SA (Portugal)		241,105	1,331,951	194,306	1,073,416	55,167	304,762
First Philippine Holdings Corp. (Philippines)		581,210	1,129,135	--	--	--	--
FirstEnergy Corp.		32,200	2,084,306	26,400	1,708,872	9,300	601,989
Kelda Group PLC (United Kingdom)		59,906	1,130,709	45,392	856,761	12,467	235,311
Mirant Corp. (NON)		7,500	319,875	6,100	260,165	2,200	93,830
National Grid PLC (United Kingdom)		65,991	973,863	53,429	788,479	14,518	214,250
NICOR, Inc.		23,600	1,012,912	19,300	828,356	6,800	291,856
Northwest Natural Gas Co.		18,900	872,991	15,400	711,326	5,400	249,426
OGE Energy Corp.		19,400	711,010	15,900	582,735	5,600	205,240
Osaka Gas Co., Ltd. (Japan)		810,000	3,010,186	614,000	2,281,795	165,000	613,186
PG&E Corp.		197,500	8,946,750	162,100	7,343,130	57,000	2,582,100
Portland General Electric Co.		11,000	301,840	9,000	246,960	3,200	87,808
RWE AG (Germany)		16,350	1,744,792	10,276	1,096,605	2,752	293,680
Scottish and Southern Energy PLC (United Kingdom)		21,518	623,803	--	--	--	--
South Jersey Industries, Inc.		23,100	817,278	17,000	601,460	--	--
Southwest Gas Corp.		36,300	1,227,303	29,800	1,007,538	10,500	355,005
Tenaga Nasional Berhad (Malaysia)		664,600	2,197,071	--	--	--	--
Tokyo Electric Power Co. (Japan)		124,600	4,004,583	94,400	3,033,970	25,900	832,413
Vector, Ltd. (New Zealand)		251,632	526,278	203,728	426,089	60,761	127,079
Veolia Environnement (France)		50,457	3,953,153	35,061	2,746,923	9,408	737,088
Westar Energy, Inc. (SG) (SB)		30,100	730,828	22,300	541,444	--	--
			63,008,319		45,078,278		13,832,743

Total common stocks
(cost $1,781,877,879, $1,223,937,748 and $342,083,570)			$2,174,531,108		$1,536,831,673		$435,200,187

CORPORATE BONDS AND NOTES(a)		Growth 3.4%		Balanced 6.8%		Conservative 9.6%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Basic Materials			0.3%		0.4%		0.5%
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		$45,000	$37,800	$55,000	$46,200	$30,000	$25,200
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		80,000	73,200	90,000	82,350	50,000	45,750
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		90,000	74,475	115,000	95,163	60,000	49,650
AK Steel Corp. company guaranty 7 3/4s, 2012		300,000	300,000	365,000	365,000	190,000	190,000
Aleris International, Inc. 144A sr. notes 9s, 2014		185,000	186,619	190,000	191,663	85,000	85,744
Aleris International, Inc. 144A sr. sub. notes 10s,
2016		200,000	198,500	205,000	203,463	100,000	99,250
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		110,000	109,450	105,000	104,475	50,000	49,750
ARCO Chemical Co. debs. 10 1/4s, 2010		185,000	199,800	130,000	140,400	85,000	91,800
Builders FirstSource, Inc. company guaranty FRN 9.61s,
2012		160,000	162,000	180,000	182,250	85,000	86,063
Chaparral Steel Co. company guaranty 10s, 2013		515,000	561,994	525,000	572,906	260,000	283,725
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	60,000	82,822	65,000	89,724	35,000	48,313
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		$160,000	164,000	$165,000	169,125	$50,000	51,250
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009		--	--	270,000	260,041	320,000	308,197
Equistar Chemicals, LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		53,000	55,120	52,000	54,080	--	--
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		600,000	639,000	580,000	617,700	270,000	287,550
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.564s, 2015		115,000	120,463	110,000	115,225	50,000	52,375
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		300,000	315,750	295,000	310,488	135,000	142,088
Georgia-Pacific Corp. debs. 9 1/2s, 2011		225,000	238,500	495,000	524,700	385,000	408,100
Georgia-Pacific Corp. notes 8 1/8s, 2011		--	--	140,000	142,975	140,000	142,975
Georgia-Pacific Corp. sr. notes 8s, 2024		175,000	169,750	195,000	189,150	90,000	87,300
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		280,000	295,400	270,000	284,850	130,000	137,150
Graphic Packaging International Corp sr. notes 8 1/2s,
2011		270,000	276,075	255,000	260,738	125,000	127,813
Hercules, Inc. company guaranty 6 3/4s, 2029		60,000	58,200	60,000	58,200	30,000	29,100
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		350,000	362,250	325,000	336,375	150,000	155,250
Huntsman, LLC company guaranty 11 5/8s, 2010		1,000	1,075	1,000	1,075	--	--
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		125,000	124,063	60,000	59,550	65,000	64,513
Lafarge SA notes 6 1/2s, 2016 (France)		--	--	75,000	76,747	85,000	86,980
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		--	--	100,000	95,813	95,000	91,022
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		95,000	99,275	105,000	109,725	50,000	52,250
Lyondell Chemical Co. company guaranty 8s, 2014		150,000	154,125	165,000	169,538	80,000	82,200
MacDermid, Inc. 144A sr. sub. notes 9 1/2s, 2017		310,000	311,550	295,000	296,475	135,000	135,675
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		30,000	31,425	30,000	31,425	14,000	14,665
Metals USA, Inc. sec. notes 11 1/8s, 2015		185,000	201,650	220,000	239,800	110,000	119,900
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		460,000	464,600	470,000	474,700	230,000	232,300
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		110,000	112,475	105,000	107,363	50,000	51,125
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		110,000	111,100	110,000	111,100	50,000	50,500
Nalco Co. sr. sub. notes 8 7/8s, 2013		440,000	456,500	435,000	451,313	200,000	207,500
Newmont Mining Corp. notes 5 7/8s, 2035		--	--	145,000	128,340	135,000	119,489
NewPage Corp. company guaranty 10s, 2012		85,000	91,800	105,000	113,400	50,000	54,000
NewPage Holding Corp. sr. notes FRN 12.36s, 2013 (PIK)		35,606	35,250	35,917	35,558	17,803	17,625
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		75,000	72,563	87,000	84,173	45,000	43,538
Novelis, Inc. company guaranty 7 1/4s, 2015		415,000	425,894	428,000	439,235	170,000	174,463
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)		--	--	215,000	202,242	220,000	206,945
PQ Corp. company guaranty 7 1/2s, 2013		120,000	127,200	150,000	159,000	75,000	79,500
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	210,000	295,561	220,000	309,635	135,000	190,003
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
8s, 2017		$180,000	174,600	$175,000	169,750	$85,000	82,450
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		400,000	392,000	385,000	377,300	180,000	176,400
Stone Container Corp. sr. notes 8 3/8s, 2012		35,000	35,044	50,000	50,063	--	--

Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		45,000	43,200	45,000	43,200	20,000	19,200
Tube City IMS Corp. 144A sr. sub. notes 9 3/4s, 2015		190,000	194,750	190,000	194,750	90,000	92,250
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		23,000	24,093	23,000	24,093	11,000	11,523
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sec.
sr. notes 9 1/8s, 2014		80,000	82,600	80,000	82,600	35,000	36,138
Westvaco Corp. unsec. notes 7 1/2s, 2027		--	--	55,000	56,389	50,000	51,263
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)		--	--	--	--	618	482
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)		--	--	--	--	435	339
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		--	--	180,000	174,866	195,000	189,438
			8,743,561		10,266,459		5,718,069

Capital Goods			0.3%		0.4%		0.4%
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		355,000	345,238	330,000	320,925	150,000	145,875
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017		385,000	372,488	380,000	367,650	175,000	169,313
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		10,000	9,513	120,000	114,150	55,000	52,319
American Railcar Industries, Inc. sr. unsec. 7 1/2s,
2014		50,000	49,750	50,000	49,750	25,000	24,875
Baldor Electric Co. company guaranty 8 5/8s, 2017		505,000	534,038	495,000	523,463	225,000	237,938
Berry Plastics Holding Corp. company guaranty 10 1/4s,
2016		215,000	215,000	255,000	255,000	135,000	135,000
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014		350,000	354,375	320,000	324,000	155,000	156,938
Blount, Inc. sr. sub. notes 8 7/8s, 2012		120,000	121,200	165,000	166,650	75,000	75,750
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		255,000	263,925	245,000	253,575	75,000	77,625
Case New Holland, Inc. company guaranty 9 1/4s, 2011		175,000	183,435	225,000	235,845	110,000	115,302
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		185,000	186,850	235,000	237,350	115,000	116,150
General Cable Corp. 144A sr. notes 7 1/8s, 2017		190,000	188,100	175,000	173,250	80,000	79,200
General Cable Corp. 144A sr. notes FRN 7.725s, 2015		45,000	45,000	45,000	45,000	20,000	20,000
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		190,000	191,425	220,000	221,650	115,000	115,863
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 7/8s, 2015 (PIK)		195,000	200,850	170,000	175,100	85,000	87,550
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015		225,000	232,313	220,000	227,150	100,000	103,250
Hawker Beechcraft Acquisition Co., LLC 144A sr. sub.
notes 9 3/4s, 2017		135,000	141,075	135,000	141,075	55,000	57,475
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		190,000	184,300	195,000	189,150	95,000	92,150
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		240,000	254,400	265,000	280,900	135,000	143,100
L-3 Communications Corp. company guaranty 7 5/8s, 2012		290,000	296,888	388,000	397,215	181,000	185,299
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		170,000	160,650	355,000	335,475	230,000	217,350
L-3 Communications Corp. company guaranty 6 1/8s, 2013		225,000	212,625	135,000	127,575	80,000	75,600
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		--	--	95,000	88,113	110,000	102,025
Legrand SA debs. 8 1/2s, 2025 (France)		540,000	630,450	725,000	846,438	450,000	525,375
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		185,000	194,713	227,000	238,918	116,000	122,090
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		145,000	145,363	140,000	140,350	65,000	65,163
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		240,000	232,200	265,000	256,388	130,000	125,775
Mueller Water Products, Inc. 144A sr. sub. notes
7 3/8s, 2017		120,000	118,993	115,000	114,035	55,000	54,539
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	220,000	298,173	170,000	230,406	100,000	135,533
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		$315,000	329,175	$415,000	433,675	$210,000	219,450
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		360,000	369,000	400,000	410,000	195,000	199,875
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		65,000	56,875	80,000	70,000	35,000	30,625
TD Funding Corp. company guaranty 7 3/4s, 2014		45,000	45,450	50,000	50,500	25,000	25,250
TD Funding Corp. 144A sr. sub. notes 7 3/4s, 2014		245,000	247,450	235,000	237,350	110,000	111,100
Tekni-Plex, Inc. secd. notes 10 7/8s, 2012		195,000	216,450	215,000	238,650	105,000	116,550
Titan International, Inc. company guaranty 8s, 2012		260,000	267,150	255,000	262,013	125,000	128,438
WCA Waste Corp. company guaranty 9 1/4s, 2014		125,000	130,000	120,000	124,800	55,000	57,200
			8,024,880		8,903,534		4,502,910

Communication Services			0.3%		0.6%		1.0%
Ameritech Capital Funding company guaranty 6 1/4s, 2009		--	--	450,000	454,275	295,000	297,803
AT&T Corp. sr. notes 8s, 2031		--	--	145,000	172,344	140,000	166,401
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		--	--	495,000	617,077	515,000	642,009
BCM Ireland Finance, Ltd. 144A FRN 9.061s, 2016
(Cayman Islands)	EUR	90,000	124,915	105,000	145,734	50,000	69,397
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		$ -	--	$ 990,000	1,117,736	$ 845,000	954,027
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		100,000	107,250	155,000	166,238	--	--
Centennial Communications Corp. sr. notes 10s, 2013		260,000	278,850	255,000	273,488	115,000	123,338
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013		300,000	307,500	425,000	435,625	180,000	184,500
Citizens Communications Co. notes 9 1/4s, 2011		340,000	367,200	480,000	518,400	225,000	243,000
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		135,000	139,388	150,000	154,875	75,000	77,438
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Bermuda)		205,000	200,900	205,000	200,900	100,000	98,000
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		220,000	231,825	180,000	189,675	100,000	105,375
Dobson Communications Corp. sr. notes 8 7/8s, 2013		270,000	282,150	345,000	360,525	170,000	177,650
France Telecom notes 8 1/2s, 2031 (France)		--	--	20,000	25,130	--	--
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		109,000	112,679	152,000	157,130	71,000	73,396
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		299,000	285,171	241,000	229,854	111,000	105,866
Intelsat Bermuda, Ltd. company guaranty FRN 8.876s,
2015 (Bermuda)		155,000	158,294	140,000	142,975	60,000	61,275
Intelsat Bermuda, Ltd. sr. unsec. 11 1/4s, 2016
(Bermuda)		510,000	573,750	530,000	596,250	250,000	281,250
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		95,000	78,138	75,000	61,688	30,000	24,675
iPCS, Inc. 144A sec. FRN 7.48s, 2013		105,000	105,131	100,000	100,125	45,000	45,056
Level 3 Financing, Inc. company guaranty 12 1/4s, 2013		130,000	149,175	125,000	143,438	60,000	68,850
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		305,000	308,050	295,000	297,950	140,000	141,400
Level 3 Financing, Inc. 144A sr. notes 8 3/4s, 2017		150,000	148,313	150,000	148,313	70,000	69,213
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014		185,000	191,013	200,000	206,500	100,000	103,250
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014		70,000	72,275	65,000	67,113	30,000	30,975
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013		--	--	135,000	133,991	140,000	138,954
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014		--	--	930,000	885,781	790,000	752,438
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)		210,000	222,600	205,000	217,300	75,000	79,500
PAETEC Holding Corp. 144A sr. notes 9 1/2s, 2015		115,000	115,000	105,000	105,000	50,000	50,000
PanAmSat Corp. company guaranty 9s, 2014		115,000	119,888	105,000	109,463	50,000	52,125
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		355,000	359,438	225,000	227,813	105,000	106,313
Qwest Corp. debs. 7 1/4s, 2025		85,000	84,788	115,000	114,713	55,000	54,863
Qwest Corp. notes 8 7/8s, 2012		715,000	770,413	740,000	797,350	345,000	371,738
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		--	--	235,000	237,509	200,000	202,135
Rural Cellular Corp. sr. notes 9 7/8s, 2010		105,000	109,725	60,000	62,700	25,000	26,125
Rural Cellular Corp. 144A sr. sub. notes FRN 8.36s,
2013		150,000	149,250	140,000	139,300	65,000	64,675
Southwestern Bell Telephone debs. 7s, 2027		--	--	--	--	110,000	111,252
Sprint Capital Corp. company guaranty 6.9s, 2019		--	--	175,000	173,239	115,000	113,843
Sprint Capital Corp. company guaranty 6 7/8s, 2028		--	--	435,000	414,060	475,000	452,135
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		65,000	62,075	85,000	81,175	40,000	38,200
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)		--	--	110,000	113,673	105,000	108,506
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)		--	--	140,000	133,402	110,000	104,816
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)		--	--	5,000	4,812	50,000	48,123
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)		--	--	215,000	199,921	240,000	223,168
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)		--	--	200,000	207,682	225,000	233,642
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)		--	--	75,000	76,150	75,000	76,150
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)		--	--	310,000	309,224	180,000	179,549
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)		--	--	125,000	145,284	120,000	139,472
Telus Corp. notes 8s, 2011 (Canada)		--	--	260,000	278,031	280,000	299,418
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		160,000	169,600	175,000	185,500	85,000	90,100
Verizon Communications, Inc. sr. unsec. bond 6 1/4s,
2037		--	--	1,080,000	1,041,365	575,000	554,431
Verizon Communications, Inc. sr. unsec. bond 5 1/2s,
2017		--	--	365,000	351,779	315,000	303,590
Verizon New England, Inc. sr. notes 6 1/2s, 2011		--	--	245,000	251,461	365,000	374,625
Verizon New Jersey, Inc. debs. 8s, 2022		--	--	160,000	177,272	165,000	182,812
Verizon Pennsylvania, Inc. debs. 8.35s, 2030		--	--	210,000	241,532	225,000	258,784
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		--	--	--	--	95,000	89,031
West Corp. company guaranty 11s, 2016		75,000	78,375	70,000	73,150	35,000	36,575
West Corp. company guaranty 9 1/2s, 2014		145,000	148,625	140,000	143,500	65,000	66,625
Windstream Corp. company guaranty 8 5/8s, 2016		355,000	375,413	340,000	359,550	155,000	163,913
Windstream Corp. company guaranty 8 1/8s, 2013		160,000	167,200	160,000	167,200	80,000	83,600
			7,154,357		15,143,240		10,375,370

Conglomerates		--%		--%		--%
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	--	--	155,000	152,851	160,000	157,782

Consumer Cyclicals		0.6%		0.8%		1.0%
American Axle & Manufacturing, Inc. company guaranty
7 7/8s, 2017	200,000	196,500	200,000	196,500	95,000	93,338
American Media, Inc. company guaranty 8 7/8s, 2011	45,000	42,750	55,000	52,250	30,000	28,500
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	155,000	148,025	195,000	186,225	100,000	95,500
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015	110,000	106,563	120,000	116,250	60,000	58,125
Associated Materials, Inc. company guaranty 9 3/4s,
2012	180,000	188,100	215,000	224,675	110,000	114,950
Autonation, Inc. company guaranty 7s, 2014	30,000	29,625	35,000	34,563	20,000	19,750
Autonation, Inc. company guaranty FRN 7.356s, 2013	50,000	49,875	55,000	54,863	30,000	29,925
Beazer Homes USA, Inc. company guaranty 6 7/8s, 2015	175,000	150,500	195,000	167,700	90,000	77,400
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	160,000	162,000	200,000	202,500	100,000	101,250
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	370,000	379,250	350,000	358,750	160,000	164,000
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	160,000	155,200	195,000	189,150	105,000	101,850
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	306,391	304,093	301,071	298,813	139,145	138,101
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	70,000	68,600	82,000	80,360	43,000	42,140
Corrections Corporation of America sr. notes 7 1/2s,
2011	125,000	126,719	160,000	162,200	85,000	86,169
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	--	--	115,000	119,248	130,000	134,803
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	--	--	140,000	133,195	365,000	347,258
DaimlerChrysler NA Holding Corp. company guaranty 8s,
2010	--	--	590,000	627,516	440,000	467,978
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	--	--	--	--	35,000	36,123
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	--	--	35,000	36,017	50,000	51,453
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	--	--	245,000	245,337	445,000	445,612
Dana Corp. notes 5.85s, 2015	225,000	216,000	245,000	235,200	120,000	115,200
Dex Media, Inc. notes 8s, 2013	60,000	60,900	65,000	65,975	30,000	30,450
Ford Motor Co. notes 7.45s, 2031	315,000	251,606	365,000	291,544	180,000	143,775
Ford Motor Credit Corp. bonds 7 3/8s, 2011	70,000	68,387	90,000	87,926	45,000	43,963
Ford Motor Credit Corp. notes 7 7/8s, 2010	640,000	639,877	650,000	649,875	280,000	279,946
Ford Motor Credit Corp. notes 7.8s, 2012	110,000	107,308	--	--	100,000	97,553
Ford Motor Credit Corp. notes 7 3/8s, 2009	85,000	84,376	105,000	104,229	50,000	49,633
Ford Motor Credit Corp. notes 6 3/8s, 2008	--	--	215,000	212,847	235,000	232,647
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	1,330,000	1,397,374	1,090,000	1,147,834	445,000	464,800
Ford Motor Credit Corp. sr. unsec. 9 3/4s, 2010	145,000	151,407	179,000	186,909	--	--
General Motors Corp. debs. 9.4s, 2021	60,000	58,650	55,000	53,763	25,000	24,438
General Motors Corp. notes 7.2s, 2011	990,000	951,638	975,000	937,219	450,000	432,563
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	--	--	4,000	4,080	--	--
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	58,000	62,495	56,000	60,340	--	--
Hanesbrands, Inc. company guaranty FRN Ser. B, 8.784s,
2014	230,000	233,450	220,000	223,300	100,000	101,500
Hilton Hotels Corp. notes 7 5/8s, 2012	175,000	180,906	160,000	165,400	75,000	77,531
Host Marriott, LP sr. notes Ser. M, 7s, 2012 (R)	320,000	320,400	450,000	450,563	210,000	210,263
iPayment, Inc. company guaranty 9 3/4s, 2014	65,000	65,000	75,000	75,000	35,000	35,000
JC Penney Co., Inc. debs. 7.65s, 2016	--	--	25,000	27,076	25,000	27,076
JC Penney Co., Inc. notes 6 7/8s, 2015	--	--	195,000	201,487	210,000	216,986
JC Penney Co., Inc. sr. notes 6 3/8s, 2036	--	--	325,000	309,500	300,000	285,692
Jostens IH Corp. company guaranty 7 5/8s, 2012	190,000	189,050	265,000	263,675	125,000	124,375
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012	70,000	64,400	80,000	73,600	40,000	36,800
Lamar Media Corp. company guaranty 7 1/4s, 2013	185,000	184,538	260,000	259,350	120,000	119,700
Lamar Media Corp. company guaranty Ser. B, 6 5/8s, 2015	70,000	66,325	80,000	75,800	40,000	37,900
Levi Strauss & Co. sr. notes 9 3/4s, 2015	290,000	310,300	275,000	294,250	125,000	133,750
Levi Strauss & Co. sr. notes 8 7/8s, 2016	115,000	117,875	145,000	148,625	75,000	76,875
Marriott International, Inc. notes 6 3/8s, 2017	--	--	430,000	431,576	445,000	446,630
Meritage Homes Corp. company guaranty 6 1/4s, 2015	275,000	246,125	285,000	255,075	130,000	116,350
Meritage Homes Corp. sr. notes 7s, 2014	30,000	27,900	15,000	13,950	5,000	4,650
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	85,000	88,931	95,000	99,394	50,000	52,313
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	315,000	300,825	436,000	416,380	216,000	206,280
Michaels Stores, Inc. 144A sr. sub. notes 11 3/8s, 2016	255,000	266,475	250,000	261,250	115,000	120,175
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009	90,000	89,100	130,000	128,700	59,000	58,410
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	50,000	33,000	75,000	49,500	35,000	23,100
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	465,000	497,550	505,000	540,350	250,000	267,500
NTK Holdings, Inc. sr. disc. notes zero %, 2014	210,000	152,250	230,000	166,750	110,000	79,750
Office Depot, Inc. notes 6 1/4s, 2013	--	--	119,000	119,063	128,000	128,068
Omnicom Group, Inc. sr. notes 5.9s, 2016	--	--	140,000	138,290	150,000	148,168
Park Place Entertainment Corp. sr. notes 7s, 2013	265,000	277,588	260,000	272,350	120,000	125,700
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	240,000	231,600	225,000	217,125	105,000	101,325
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	250,000	257,500	240,000	247,200	110,000	113,300
PRIMEDIA, Inc. sr. notes 8s, 2013	425,000	447,313	220,000	231,550	205,000	215,763
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	55,000	52,113	65,000	61,588	35,000	33,163
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	95,000	90,013	115,000	108,963	60,000	56,850
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	145,000	150,800	180,000	187,200	90,000	93,600
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	205,000	191,675	200,000	187,000	90,000	84,150
Scientific Games Corp. company guaranty 6 1/4s, 2012	165,000	158,606	235,000	225,894	110,000	105,738
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	190,000	194,750	270,000	276,750	125,000	128,125
Standard Pacific Corp. sr. notes 6 1/2s, 2008	170,000	166,600	185,000	181,300	95,000	93,100
Station Casinos, Inc. sr. notes 6s, 2012	305,000	286,700	405,000	380,700	190,000	178,600
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	240,000	247,200	160,000	164,800	70,000	72,100
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	30,000	32,250	30,000	32,250	15,000	16,125
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	320,000	320,800	295,000	295,738	140,000	140,350
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	525,000	500,063	435,000	414,338	190,000	180,975
Travelport, LLC company guaranty 9 7/8s, 2014	205,000	217,300	205,000	217,300	95,000	100,700
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	365,000	362,263	475,000	471,438	220,000	218,350
UCI Holdco, Inc. 144A sr. notes FRN 12.355s, 2013 (PIK)	249,330	253,070	249,330	253,070	117,157	118,914
United Auto Group, Inc. company guaranty 7 3/4s, 2016	195,000	194,025	200,000	199,000	100,000	99,500
United Components, Inc. sr. sub. notes 9 3/8s, 2013	80,000	82,600	70,000	72,275	35,000	36,138
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	550,000	539,000	565,000	553,700	265,000	259,700
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	60,000	48,000	35,000	28,000	15,000	12,000
Wimar Opco, LLC 144A sr. sub. notes 9 5/8s, 2014	570,000	548,625	585,000	563,063	290,000	279,125
Wyndham Worldwide Corp. sr. unsec. 6s, 2016	--	--	210,000	202,539	215,000	207,361
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	270,000	260,213	380,000	366,225	175,000	168,656
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	185,000	179,450	170,000	164,900	80,000	77,600
		15,882,335		19,288,013		11,001,043

Consumer Staples		0.5%		1.0%		1.3%
Adelphia Communications Corp. escrow bonds zero %, 2010	200,000	62,000	270,000	83,700	125,000	38,750
Affinion Group, Inc. company guaranty 11 1/2s, 2015	175,000	189,000	175,000	189,000	85,000	91,800
Affinion Group, Inc. company guaranty 10 1/8s, 2013	315,000	336,263	300,000	320,250	135,000	144,113
Affinity Group, Inc. sr. sub. notes 9s, 2012	175,000	186,375	250,000	266,250	115,000	122,475
AMC Entertainment, Inc. company guaranty 11s, 2016	205,000	226,525	275,000	303,875	119,000	131,495
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	115,000	112,700	165,000	161,700	64,000	62,720
ARAMARK Corp. 144A sr. notes 8 1/2s, 2015	275,000	279,813	270,000	274,725	125,000	127,188
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	120,000	122,400	145,000	147,900	75,000	76,500
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	95,000	95,950	105,000	106,050	55,000	55,550
Buffets, Inc. company guaranty 12 1/2s, 2014	260,000	248,950	275,000	263,313	135,000	129,263
Campbell Soup Co. debs. 8 7/8s, 2021	--	--	300,000	371,181	255,000	315,504
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	275,000	287,375	265,000	276,925	210,000	219,450
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	25,000	25,250	15,000	15,150	5,000	5,050
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	780,000	814,125	830,000	866,313	254,000	265,113
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	490,000	511,438	450,000	469,688	255,000	266,156
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	25,000	23,594	30,000	28,313	15,000	14,156
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	150,000	135,563	170,000	153,638	85,000	76,819
Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	124,638	180,000	172,575	85,000	81,494
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	405,000	368,550	515,000	468,650	240,000	218,400
Cox Communications, Inc. notes 7 1/8s, 2012	--	--	310,000	327,507	390,000	412,025
Cox Communications, Inc. 144A bonds 6.45s, 2036	--	--	185,000	177,930	195,000	187,548
Cox Communications, Inc. 144A notes 5 7/8s, 2016	--	--	180,000	176,306	185,000	181,204
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	--	--	225,000	237,259	110,000	115,993
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	405,000	413,100	570,000	581,400	265,000	270,300
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	130,000	123,500	50,000	47,500	20,000	19,000
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	125,000	124,063	50,000	49,625	20,000	19,850
CVS Caremark Corp. sr. unsec. FRN 6.302s, 2037	--	--	760,000	748,090	715,000	703,795
CVS Caremark Corp. 144A pass-through certificates
6.117s, 2013	--	--	343,048	346,205	306,292	309,111
Dean Foods Co. company guaranty 7s, 2016	105,000	100,275	125,000	119,375	60,000	57,300
Dean Foods Co. sr. notes 8.15s, 2007	175,000	175,000	270,000	270,000	141,000	141,000
Del Monte Corp. company guaranty 6 3/4s, 2015	230,000	219,075	320,000	304,800	150,000	142,875
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	35,000	36,138	45,000	46,463	20,000	20,650
Delhaize Group 144A notes 6 1/2s, 2017 (Belgium)	--	--	200,000	200,949	170,000	170,807
Diageo PLC company guaranty 8s, 2022	--	--	165,000	193,015	135,000	157,921
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	290,000	272,600	395,000	371,300	90,000	84,600
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013	--	--	--	--	85,000	88,931

Dole Food Co. company guaranty 7 1/4s, 2010	85,000	82,025	83,000	80,095	--	--
Dole Food Co. sr. notes 8 5/8s, 2009	98,000	97,755	197,000	196,508	88,000	87,780
Echostar DBS Corp. company guaranty 7s, 2013	150,000	147,750	165,000	162,525	85,000	83,725
Echostar DBS Corp. company guaranty 6 5/8s, 2014	55,000	52,525	10,000	9,550	--	--
Echostar DBS Corp. sr. notes 6 3/8s, 2011	650,000	637,000	655,000	641,900	295,000	289,100
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	210,000	211,575	275,000	277,063	130,000	130,975
Estee Lauder Cos., Inc. (The) sr. unsec. 6s, 2037	--	--	360,000	344,118	310,000	296,323
Estee Lauder Cos., Inc. (The) sr. unsec. 5.55s, 2017	--	--	95,000	92,602	80,000	77,981
Hertz Corp. company guaranty 8 7/8s, 2014	335,000	349,238	360,000	375,300	180,000	187,650
Idearc, Inc. company guaranty 8s, 2016	550,000	555,500	590,000	595,900	285,000	287,850
Insight Midwest, LP/Insight Capital, Inc. sr. notes
9 3/4s, 2009	--	--	--	--	52,000	52,390
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	155,000	142,213	190,000	174,325	100,000	91,750
Ion Media Networks, Inc. 144A sr. sec. notes FRN
11.606s, 2013	70,000	72,450	90,000	93,150	45,000	46,575
Ion Media Networks, Inc. 144A sr. sec. notes FRN
8.606s, 2012	90,000	91,125	110,000	111,375	60,000	60,750
Jarden Corp. company guaranty 7 1/2s, 2017	200,000	197,500	200,000	197,500	90,000	88,875
Kroger Co. company guaranty 6 3/4s, 2012	--	--	--	--	150,000	154,909
Liberty Media Corp. debs. 8 1/4s, 2030	195,000	189,114	245,000	237,605	120,000	116,378
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013	70,000	68,425	75,000	73,313	35,000	34,213
News America Holdings, Inc. company guaranty 7 3/4s,
2024	--	--	350,000	384,102	300,000	329,230
News America Holdings, Inc. debs. 7 3/4s, 2045	--	--	620,000	680,004	505,000	553,874
News America, Inc. company guaranty 6.4s, 2035	--	--	90,000	85,708	95,000	90,470
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr.
disc. notes stepped-coupon zero % (12 1/2s, 8/2/11),
2016 (STP)	130,000	91,650	125,000	88,125	60,000	42,300
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr.
notes 10s, 2014	195,000	206,213	190,000	200,925	90,000	95,175
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)	--	--	100,000	104,750	--	--
Nutro Products, Inc. 144A sr. notes FRN 9.37s, 2013	80,000	84,448	100,000	105,560	50,000	52,780
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	115,000	109,825	110,000	105,050	50,000	47,750
Pilgrim's Pride Corp. sr. unsec. 7 5/8s, 2015	241,000	241,000	236,000	236,000	108,000	108,000
Pinnacle Foods Finance, LLC 144A sr. notes 9 1/4s, 2015	125,000	120,625	115,000	110,975	55,000	53,075
Pinnacle Foods Finance, LLC 144A sr. sub. notes
10 5/8s, 2017	130,000	125,125	125,000	120,313	60,000	57,750
Playtex Products, Inc. company guaranty 9 3/8s, 2011	150,000	154,125	215,000	220,913	100,000	102,750
Playtex Products, Inc. company guaranty 8s, 2011	70,000	72,100	80,000	82,400	40,000	41,200
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	150,000	153,750	210,000	215,250	100,000	102,500
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	305,000	317,200	310,000	322,400	150,000	156,000
Rental Services Corp. 144A bonds 9 1/2s, 2014	240,000	244,800	230,000	234,600	105,000	107,100
Reynolds American, Inc. company guaranty 7 1/4s, 2013	260,000	269,879	285,000	295,829	140,000	145,319
Rite Aid Corp. company guaranty 9 3/8s, 2015	255,000	244,800	235,000	225,600	110,000	105,600
Rite Aid Corp. sec. notes 7 1/2s, 2017	245,000	236,425	225,000	217,125	105,000	101,325
Sinclair Broadcast Group, Inc. company guaranty 8s,
2012	39,950	41,149	39,010	40,180	--	--
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013	140,000	137,200	180,000	176,400	90,000	88,200
Spectrum Brands, Inc. company guaranty 11 1/4s, 2013
(PIK)	140,000	130,200	145,000	134,850	65,000	60,450
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	260,000	208,975	300,000	241,125	150,000	120,563
Supervalu, Inc. sr. notes 7 1/2s, 2014	215,000	220,375	210,000	215,250	95,000	97,375
Swift & Co. company guaranty 10 1/8s, 2009	85,000	88,156	95,000	98,527	45,000	46,671
TCI Communications, Inc. company guaranty 7 7/8s, 2026	--	--	1,140,000	1,270,755	830,000	925,199
TCI Communications, Inc. debs. 9.8s, 2012	--	--	65,000	75,026	50,000	57,713
TCI Communications, Inc. debs. 7 7/8s, 2013	--	--	530,000	580,759	660,000	723,209
Time Warner Cable, Inc. 144A sr. unsec. 6.55s, 2037	--	--	505,000	486,907	390,000	376,027
Time Warner Cable, Inc. 144A sr. unsec. 5.85s, 2017	--	--	270,000	262,214	215,000	208,800
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	--	--	--	--	25,000	28,698
Time Warner, Inc. company guaranty 6 1/2s, 2036	--	--	105,000	99,694	115,000	109,189
Time Warner, Inc. company guaranty 5 7/8s, 2016	--	--	80,000	77,808	100,000	97,260
Time Warner, Inc. debs. 9.15s, 2023	--	--	25,000	30,226	105,000	126,949
Time Warner, Inc. debs. 9 1/8s, 2013	--	--	705,000	809,831	555,000	637,526
United Rentals NA, Inc. sr. sub. notes 7s, 2014	500,000	487,500	490,000	477,750	190,000	185,250
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	185,000	189,163	260,000	265,850	120,000	122,700
Univision Communications, Inc. 144A sr. notes 9 3/4s,
2015 (PIK)	165,000	162,938	150,000	148,125	75,000	74,063
Viacom, Inc. sr. notes 5 3/4s, 2011	--	--	130,000	129,812	140,000	139,797
Young Broadcasting, Inc. company guaranty 10s, 2011	180,000	179,100	170,000	169,150	79,000	78,605
		13,025,176		22,625,617		14,208,572

Energy		0.2%		0.5%		0.8%
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	--	--	245,000	235,009	210,000	201,436
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	--	--	170,000	166,052	185,000	180,704
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	455,000	436,800	515,000	494,400	255,000	244,800
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	95,000	99,038	135,000	140,738	65,000	67,763
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	235,000	232,063	225,000	222,188	105,000	103,688
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	383,000	389,703	--	--	--	--
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	--	--	515,000	524,013	250,000	254,375
Chesapeake Energy Corp. sr. notes 7s, 2014	--	--	200,000	198,500	--	--
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013	--	--	225,000	230,625	230,000	235,750
Complete Production Services, Inc. 144A sr. notes 8s,
2016	290,000	292,900	300,000	303,000	150,000	151,500
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	305,000	301,188	345,000	340,688	170,000	167,875
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	125,000	119,375	175,000	167,125	80,000	76,400
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	230,000	229,425	220,000	219,450	105,000	104,738
Encore Acquisition Co. sr. sub. notes 6s, 2015	290,000	255,925	402,000	354,765	184,000	162,380
Enterprise Products Operating, LP company guaranty FRB
7.034s, 2068	--	--	270,000	260,279	125,000	120,499
Enterprise Products Operating, LP company guaranty FRB
8 3/8s, 2066	--	--	460,000	490,936	485,000	517,618
Forest Oil Corp. sr. notes 8s, 2011	230,000	236,900	340,000	350,200	220,000	226,600
Hanover Compressor Co. sr. notes 9s, 2014	205,000	216,788	290,000	306,675	135,000	142,763
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	165,000	161,906	205,000	201,156	110,000	107,938
Hess Corp. bonds 7 7/8s, 2029	--	--	240,000	270,522	270,000	304,337
Hilcorp Energy I, LP/Hilcorp Finance Co. 144A sr.
notes 9s, 2016	70,000	72,450	80,000	82,800	40,000	41,400
Inergy, LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	285,000	270,038	380,000	360,050	190,000	180,025
Kerr-McGee Corp. sec. notes 6.95s, 2024	180,000	186,750	230,000	238,625	110,000	114,125
Massey Energy Co. sr. notes 6 5/8s, 2010	230,000	226,550	230,000	226,550	105,000	103,425
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	--	--	115,000	112,638	120,000	117,535
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	--	--	145,000	139,200	155,000	148,800
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	245,000	236,425	230,000	221,950	105,000	101,325
Nexen, Inc. bonds 6.4s, 2037 (Canada)	--	--	445,000	425,441	380,000	363,298
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	180,000	169,650	245,000	230,913	115,000	108,388
OPTI Canada, Inc. 144A company guaranty 8 1/4s, 2014
(Canada)	220,000	223,300	215,000	218,225	100,000	101,500
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	46,317	47,073	67,370	68,470	48,422	49,213
Peabody Energy Corp. company guaranty 7 3/8s, 2016	95,000	96,900	105,000	107,100	50,000	51,000
Peabody Energy Corp. sr. notes 5 7/8s, 2016	290,000	269,700	680,000	632,400	420,000	390,600
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	400,000	423,000	455,000	481,163	230,000	243,225
Plains Exploration & Production Co. company guaranty
7s, 2017	245,000	232,138	230,000	217,925	105,000	99,488
Pogo Producing Co. sr. sub. notes 7 7/8s, 2013	85,000	86,700	95,000	96,900	50,000	51,000
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	145,000	143,913	190,000	188,575	90,000	89,325
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	--	--	290,000	298,997	260,000	268,066
Pride International, Inc. sr. notes 7 3/8s, 2014	195,000	195,488	275,000	275,688	130,000	130,325
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	105,000	101,325	130,000	125,450	70,000	67,550
Sabine Pass LNG, LP 144A sec. notes 7 1/2s, 2016	465,000	462,675	455,000	452,725	250,000	248,750
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	240,000	247,200	240,000	247,200	115,000	118,450
Sunoco, Inc. notes 4 7/8s, 2014	--	--	130,000	121,046	110,000	102,424
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	155,000	157,325	165,000	167,475	85,000	86,275
Tesoro Corp. 144A sr. notes 6 1/2s, 2017	--	--	360,000	347,400	305,000	294,325
Valero Energy Corp. sr. notes 6 5/8s, 2037	--	--	125,000	124,424	105,000	104,516
Valero Energy Corp. sr. notes 6 1/8s, 2017	--	--	335,000	333,920	325,000	323,953
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	--	--	160,000	174,731	160,000	174,731
Weatherford International, Inc. 144A company guaranty
6.8s, 2037	--	--	110,000	111,983	90,000	91,622
Weatherford International, Inc. 144A company guaranty
6.35s, 2017	--	--	130,000	131,716	100,000	101,320
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	--	--	205,000	198,243	205,000	198,243
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	--	--	95,000	90,790	105,000	100,347
Whiting Petroleum Corp. company guaranty 7s, 2014	120,000	112,800	150,000	141,000	75,000	70,500
		6,933,411		12,868,034		8,206,233

Financial		0.2%		1.2%		2.4%
AGFC Capital Trust I company guaranty 6s, 2067	--	--	180,000	171,370	185,000	176,130
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	--	--	705,000	661,562	600,000	563,031
Ameriprise Financial, Inc. jr. sub. FRB 7.518s, 2066	--	--	405,000	421,818	450,000	468,687
Amvescap PLC company guaranty 5 5/8s, 2012 (United
Kingdom)	--	--	180,000	177,357	155,000	152,724
Axa SA 144A sub. notes FRB 6.379s, 2036 (France)	--	--	245,000	224,137	255,000	233,285
Bank of America NA sub. notes 5.3s, 2017	--	--	675,000	644,547	585,000	558,608
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	--	--	250,000	227,355	240,000	218,261
Block Financial Corp. notes 5 1/8s, 2014	--	--	155,000	142,779	155,000	142,779
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.16s, 2012 (Cayman Islands)	200,000	202,020	529,000	534,342	602,000	608,079

Brandywine Operating Partnership, LP sr. unsec. 5.7s,
2017 (R)	--	--	290,000	280,829	250,000	242,094
Camden Property Trust notes 5.7s, 2017 (R)	--	--	270,000	261,275	235,000	227,406
Capital One Capital III company guaranty 7.686s, 2036	--	--	375,000	386,209	375,000	386,209
Chubb Corp. (The) sr. notes 6s, 2037	--	--	5,000	4,766	85,000	81,018
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	--	--	1,120,000	1,021,346	965,000	879,999
CIT Group, Inc. sr. notes 5s, 2015	--	--	105,000	97,379	125,000	115,928
CIT Group, Inc. sr. notes 5s, 2014	--	--	805,000	755,027	820,000	769,096
Citigroup, Inc. sub. notes 5s, 2014	--	--	271,000	257,792	463,000	440,434
CNA Financial Corp. unsec. notes 6 1/2s, 2016	--	--	165,000	166,347	175,000	176,429
CNA Financial Corp. unsec. notes 6s, 2011	--	--	165,000	165,540	170,000	170,557
Colonial Properties Trust notes 6 1/4s, 2014 (R)	--	--	170,000	172,317	185,000	187,522
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	--	--	230,000	247,169	180,000	193,437
Countrywide Financial Corp. FRN Ser. MTN, 5.78s, 2012	--	--	700,000	699,983	700,000	699,983
Credit Suisse Guernsey, Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	--	--	490,000	472,096	420,000	404,654
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	--	--	235,000	223,741	260,000	247,543
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	--	--	85,000	83,295	85,000	83,295
Dresdner Funding Trust I 144A bonds 8.151s, 2031	--	--	485,000	558,605	415,000	477,982
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	180,000	184,500	255,000	261,375	120,000	123,000
Equity One, Inc. notes 5 3/8s, 2015 (R)	--	--	190,000	180,025	195,000	184,762
ERP Operating, LP notes 5 3/4s, 2017 (R)	--	--	295,000	289,206	250,000	245,090
Finova Group, Inc. notes 7 1/2s, 2009	191,998	41,759	271,197	58,985	127,198	27,666
Fleet Capital Trust V bank guaranty FRN 6.36s, 2028	--	--	225,000	225,785	220,000	220,768
Fund American Cos., Inc. notes 5 7/8s, 2013	--	--	300,000	291,520	275,000	267,227
GATX Financial Corp. notes 5.8s, 2016	--	--	120,000	114,839	130,000	124,409
General Motors Acceptance Corp. bonds 8s, 2031	--	--	235,000	240,307	320,000	327,226
General Motors Acceptance Corp. FRN 6.306s, 2007	--	--	400,000	400,010	405,000	405,010
General Motors Acceptance Corp. notes 7 3/4s, 2010	140,000	141,727	180,000	182,220	95,000	96,172
General Motors Acceptance Corp. notes 7s, 2012	70,000	68,978	305,000	300,546	355,000	349,816
General Motors Acceptance Corp. notes 6 7/8s, 2012	370,000	361,610	470,000	459,342	240,000	234,558
General Motors Acceptance Corp. notes 6 7/8s, 2011	475,000	467,236	605,000	595,111	295,000	290,178
General Motors Acceptance Corp. notes 6 3/4s, 2014	520,000	497,981	590,000	565,017	305,000	292,085
General Motors Acceptance Corp. notes 5 1/8s, 2008	25,000	24,688	--	--	--	--
General Motors Acceptance Corp. notes FRN 7.56s, 2014	1,070,000	1,080,796	580,000	585,852	160,000	161,614
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	195,000	192,180	240,000	236,529	130,000	128,120
GMAC, LLC unsub. notes 6 5/8s, 2012	205,000	198,910	145,000	140,692	70,000	67,920
GMAC, LLC unsub. notes FRN 6.61s, 2009	--	--	925,000	924,961	615,000	614,974
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	--	--	85,000	84,505	90,000	89,476
Highwood Properties, Inc. 144A bonds 5.85s, 2017 (R)	--	--	340,000	328,860	290,000	280,498
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	--	--	175,000	180,489	175,000	180,489
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	--	--	115,000	113,289	105,000	103,438
HRPT Properties Trust notes 6 1/4s, 2016 (R)	--	--	105,000	105,630	95,000	95,570
HSBC Finance Capital Trust IX FRN 5.911s, 2035	--	--	700,000	677,746	800,000	774,566
HUB International Holdings, Inc. 144A sr. notes 9s,
2014	50,000	49,000	50,000	49,000	25,000	24,500
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	70,000	67,375	70,000	67,375	30,000	28,875
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	--	--	615,000	599,834	670,000	653,478
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	--	--	345,000	332,138	380,000	365,833
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	--	--	595,000	601,422	520,000	525,613
JPMorgan Chase Capital XX jr. sub. bond Ser. T, 6.55s,
2036	--	--	355,000	341,222	360,000	346,028
Kimco Realty Corp. sr. sub. notes 5.7s, 2017 (R)	--	--	205,000	199,273	175,000	170,111
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	--	--	140,000	136,010	160,000	155,440
Leucadia National Corp. 144A sr. notes 7 1/8s, 2017	195,000	189,150	185,000	179,450	85,000	82,450
Liberty Mutual Insurance 144A notes 7.697s, 2097	--	--	490,000	476,727	510,000	496,185
Lincoln National Corp. FRB 7s, 2066	--	--	285,000	292,433	315,000	323,215
Loews Corp. notes 5 1/4s, 2016	--	--	95,000	91,025	100,000	95,816
MetLife, Inc. jr. sub. FRN 6.4s, 2036	--	--	415,000	384,436	430,000	398,331
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	--	--	125,000	121,836	425,000	414,242
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	--	--	145,000	147,348	150,000	152,429
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	--	--	210,000	247,979	--	--
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	--	--	110,000	89,548	110,000	89,548
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	--	--	295,000	298,513	330,000	333,930
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	270,000	259,875	260,000	250,250	75,000	72,188
PNC Bank NA notes 4 7/8s, 2017	--	--	220,000	202,905	225,000	207,516
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	--	--	200,000	197,270	215,000	212,065
Prudential Holdings, LLC 144A bonds 8.695s, 2023	--	--	540,000	652,266	435,000	525,437
QBE Capital Funding II, LP 144A company guaranty FRN
6.797s, 2049 (Jersey)	--	--	260,000	253,880	220,000	214,821
RBS Capital Trust IV company guaranty FRN 6.16s, 2049	--	--	485,000	492,518	505,000	512,828
Realogy Corp. 144A sr. notes 10 1/2s, 2014 (R)	665,000	633,413	640,000	609,600	295,000	280,988
Regency Centers, LP sr. unsec. 5 7/8s, 2017 (R)	--	--	230,000	226,182	195,000	191,763
Rouse Co., LP/TRC Co-Issuer, Inc. 144A sr. notes
6 3/4s, 2013 (R)	--	--	165,000	164,853	175,000	174,845
Rouse Co. (The) notes 7.2s, 2012 (R)	--	--	150,000	153,685	170,000	174,176
Safeco Capital Trust I company guaranty 8.072s, 2037	--	--	285,000	296,810	315,000	328,053
Simon Property Group, LP unsub. bonds 5 3/4s, 2015 (R)	--	--	165,000	163,260	165,000	163,260
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	--	--	460,000	425,322	390,000	360,599
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	--	--	155,000	151,229	155,000	151,229
Swiss Re Capital I, LP 144A company guaranty FRN
6.854s, 2049 (United Kingdom)	--	--	185,000	188,017	195,000	198,180
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	--	--	255,000	248,201	220,000	214,135
UBS AG/Jersey Branch FRN 8.36s, 2008 (Jersey)	--	--	685,000	695,275	530,000	537,950
Unitrin, Inc. sr. notes 6s, 2017	--	--	255,000	247,187	220,000	213,259
USI Holdings Corp. 144A sr. notes FRN 9.23s, 2014	45,000	44,775	45,000	44,775	20,000	19,900
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	--	--	250,000	249,586	250,000	249,586
Westfield Group sr. notes 5.7s, 2016 (Australia)	--	--	205,000	201,448	230,000	226,014
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	--	--	295,000	291,923	230,000	227,601
Willis Group North America, Inc. company guaranty
6.2s, 2017	--	--	245,000	240,857	210,000	206,449
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	--	--	740,000	722,365	630,000	614,986
		4,705,973		28,627,057		25,523,654

Health Care		0.2%		0.3%		0.3%
Accellent, Inc. company guaranty 10 1/2s, 2013	80,000	79,400	80,000	79,400	40,000	39,700
Bayer Corp. 144A FRB 6.2s, 2008	--	--	220,000	220,585	160,000	160,426
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	65,000	67,842	85,000	88,716	40,000	41,749
Community Health Systems, Inc. 144A sr. notes 8 7/8s,
2015	630,000	638,663	585,000	593,044	270,000	273,713
DaVita, Inc. company guaranty 6 5/8s, 2013	190,000	185,488	235,000	229,419	125,000	122,031
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	135,000	135,338	190,000	190,475	90,000	90,225
HCA, Inc. notes 6 1/4s, 2013	50,000	45,125	48,000	43,320	--	--
HCA, Inc. sr. notes 7 7/8s, 2011	416,000	422,240	590,000	598,850	275,000	279,125
HCA, Inc. 144A sec. notes 9 1/4s, 2016	350,000	372,750	370,000	394,050	185,000	197,025
HCA, Inc. 144A sec. notes 9 1/8s, 2014	65,000	68,331	--	--	--	--
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)	300,000	322,500	325,000	349,375	155,000	166,625
Healthsouth Corp. company guaranty 10 3/4s, 2016	150,000	162,750	145,000	157,325	65,000	70,525
Hospira, Inc. sr. notes 6.05s, 2017	--	--	190,000	187,099	165,000	162,480
Hospira, Inc. sr. notes 5.55s, 2012	--	--	265,000	262,692	230,000	227,997
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	35,000	33,250	45,000	42,750	25,000	23,750
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	230,000	214,188	325,000	302,656	150,000	139,688
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	165,000	163,144	210,000	207,638	100,000	98,875
Select Medical Corp. company guaranty 7 5/8s, 2015	285,000	255,075	280,000	250,600	130,000	116,350
Service Corporation International sr. notes 6 3/4s,
2016	255,000	241,613	360,000	341,100	170,000	161,075
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	205,000	197,313	270,000	259,875	125,000	120,313
Sun Healthcare Group, Inc. 144A sr. sub. notes 9 1/8s,
2015	200,000	208,000	195,000	202,800	90,000	93,600
Surgical Care Affiliates, Inc. 144A sr. notes 8 7/8s,
2015 (PIK)	80,000	79,600	75,000	74,625	35,000	34,825
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	80,000	79,600	75,000	74,625	35,000	34,825
Tenet Healthcare Corp. notes 7 3/8s, 2013	300,000	271,125	360,000	325,350	165,000	149,119
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	165,000	156,750	235,000	223,250	110,000	104,500
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	85,000	89,352	83,000	87,250	--	--
US Oncology Holdings, Inc. 144A sr. unsec. notes FRN
9.828s, 2012 (PIK)	115,000	112,988	115,000	112,988	50,000	49,125
US Oncology, Inc. company guaranty 9s, 2012	175,000	180,250	215,000	221,450	105,000	108,150
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	250,000	247,500	255,000	252,450	120,000	118,800
Ventas Realty, LP/Capital Corp. company guaranty 9s,
2012 (R)	165,000	180,263	235,000	256,738	110,000	120,175
Ventas Realty, LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	--	--	145,000	143,188	140,000	138,250
Wyeth notes 5.95s, 2037	--	--	385,000	367,938	410,000	391,830
		5,210,438		7,141,621		3,834,871

Other		0.4%		0.4%		0.1%
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010	3,360,000	3,561,600	2,400,000	2,544,000	960,000	1,017,600
Lehman Brothers HY TRAINS (Targeted Return Index
Securities) 144A FRN 7.548s, 2016	7,225,000	7,100,224	7,055,000	6,933,160	--	--
		10,661,824		9,477,160		1,017,600

Technology		0.2%		0.3%		0.3%
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	70,000	68,775	70,000	68,775	35,000	34,388
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	208,000	196,040	280,000	263,900	130,000	122,525
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	415,000	399,438	373,000	359,013	166,000	159,775
Amkor Technologies, Inc. sr. unsec. notes 9 1/4s, 2016	--	--	10,000	10,300	10,000	10,300
Arrow Electronics, Inc. debs. 7 1/2s, 2027	--	--	160,000	166,184	175,000	181,763
Avnet, Inc. notes 6s, 2015	--	--	160,000	154,198	160,000	154,198
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	60,000	58,200	85,000	82,450	40,000	38,800
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	175,000	163,625	145,000	135,575	65,000	60,775
Compucom Systems, Inc. 144A sr. notes 12s, 2014	165,000	177,375	180,000	193,500	90,000	96,750
Electronic Data Systems Corp. sec. sr. notes Ser. B,
6 1/2s, 2013	280,000	276,739	355,000	350,865	175,000	172,962
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)	225,000	211,500	240,000	225,600	120,000	112,800
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014	460,000	439,300	485,000	463,175	240,000	229,200
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016	230,000	216,200	240,000	225,600	120,000	112,800
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	60,000	61,800	70,000	72,100	35,000	36,050
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	15,000	15,188	--	--	120,000	121,500
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	245,000	224,788	90,000	82,575	40,000	36,700
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	215,000	215,000	360,000	360,000	40,000	40,000
Lucent Technologies, Inc. debs. 6.45s, 2029	450,000	391,500	440,000	382,800	205,000	178,350
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	50,000	55,250	60,000	66,300	30,000	33,150
Nortel Networks, Ltd. 144A company guaranty FRN
9.606s, 2011 (Canada)	160,000	170,200	185,000	196,794	95,000	101,056
NXP BV/NXP Funding, LLC sec. FRN 8.106s, 2013
(Netherlands)	170,000	170,213	185,000	185,231	95,000	95,119
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	275,000	270,875	300,000	295,500	150,000	147,750
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	65,000	65,650	70,000	70,700	35,000	35,350
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	95,000	91,067	105,000	100,653	50,000	47,930
Solectron Global Finance Corp. company guaranty 8s,
2016	90,000	96,300	110,000	117,700	55,000	58,850
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	140,000	148,050	160,000	169,200	86,000	90,945
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	340,000	348,075	416,000	425,880	206,000	210,893
Unisys Corp. sr. notes 8s, 2012	110,000	106,975	135,000	131,288	70,000	68,075
Xerox Corp. sr. notes 6 7/8s, 2011	205,000	212,699	240,000	249,014	120,000	124,507
Xerox Corp. sr. notes 6.4s, 2016	--	--	335,000	337,066	285,000	286,757
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	65,000	66,676	70,000	71,804	35,000	35,902
		4,917,498		6,013,740		3,235,920

Transportation		--%		0.1%		0.2%
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	--	--	110,000	109,725	70,000	69,825
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	--	--	115,000	121,613	120,000	126,900
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	--	--	61,412	63,024	51,177	52,520
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	--	--	352,593	358,763	248,671	253,022
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	--	--	5,000	5,000	75,000	75,000
Continental Airlines, Inc. pass-through certificates
Ser. A, 5.983s, 2022	--	--	230,000	223,100	185,000	179,450
Delta Air Lines, Inc. 8.3s, 2029	210,000	14,700	230,000	16,100	110,000	7,700
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	--	--	543,880	578,553	469,955	499,915
Northwest Airlines, Inc. 10s, 2009	155,000	19,956	160,000	20,600	75,000	9,656
Ryder System, Inc. notes Ser. MTN, 5.95s, 2011	--	--	95,000	95,245	105,000	105,270
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	--	--	115,000	111,118	100,000	96,624
United AirLines, Inc. pass-through certificates
6.636s, 2022	--	--	255,000	255,000	215,000	215,000
		34,656		1,957,841		1,690,882

Utilities & Power		0.2%		0.8%		1.3%
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	--	--	165,000	161,812	190,000	186,329
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	380,000	401,850	530,000	560,475	245,000	259,088
Appalachian Power Co. sr. notes 5.8s, 2035	--	--	145,000	133,631	120,000	110,592
Arizona Public Services Co. notes 6 1/2s, 2012	--	--	240,000	245,764	265,000	271,364
Atmos Energy Corp. sr. unsub. 6.35s, 2017	--	--	320,000	322,682	275,000	277,305
Beaver Valley II Funding debs. 9s, 2017	--	--	314,000	349,944	348,000	387,836
Boardwalk Pipelines, LP company guaranty 5 7/8s, 2016	--	--	370,000	362,941	350,000	343,322
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	--	--	10,000	9,874	90,000	88,869
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	--	--	240,000	255,993	185,000	197,328
Cleveland Electric Illuminating Co. (The) sr. unsec.
bond 5.95s, 2036	--	--	655,000	603,725	440,000	405,555
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	--	--	115,000	130,164	110,000	124,505
CMS Energy Corp. sr. notes 7 1/2s, 2009	185,000	190,173	230,000	236,431	120,000	123,355
CMS Energy Corp. unsub. notes 6.55s, 2017	--	--	20,000	19,600	15,000	14,700
Colorado Interstate Gas Co. debs. 6.85s, 2037	30,000	30,063	50,000	50,105	25,000	25,052
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	10,000	9,738	15,000	14,606	10,000	9,738
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	--	--	385,000	355,884	330,000	305,044
Consolidated Natural Gas Co. sr. notes 5s, 2014	--	--	180,000	170,022	315,000	297,538
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	--	--	170,000	164,869	160,000	155,171
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	--	--	525,000	528,030	405,000	407,337
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	255,000	249,263	250,000	244,375	115,000	112,413
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	145,000	149,894	195,000	201,581	90,000	93,038
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	65,000	64,675	75,000	74,625	40,000	39,800
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	75,000	74,250	90,000	89,100	45,000	44,550
Edison Mission Energy 144A sr. notes 7.2s, 2019	215,000	202,100	205,000	192,700	95,000	89,300
Edison Mission Energy 144A sr. notes 7s, 2017	150,000	141,375	140,000	131,950	65,000	61,263
El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032	225,000	226,645	215,000	216,572	95,000	95,694
El Paso Natural Gas Co. 144A sr. unsec. bond 5.95s,
2017	--	--	40,000	38,744	35,000	33,901
Enbridge Energy Partners, LP sr. unsec. notes 5 7/8s,
2016	--	--	205,000	200,210	215,000	209,977
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	--	--	215,000	200,254	225,000	209,568
Ferrellgas, LP/Finance sr. notes 6 3/4s, 2014	215,000	203,713	300,000	284,250	140,000	132,650
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	--	--	115,000	117,205	110,000	112,109
Indiantown Cogeneration, LP 1st mtge. Ser. A-10,
9.77s, 2020	--	--	215,000	242,701	225,000	253,989
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	--	--	90,000	92,025	95,000	97,138
ITC Holdings Corp. 144A notes 5 7/8s, 2016	--	--	260,000	253,473	285,000	277,846
Kansas Gas & Electric bonds 5.647s, 2021	--	--	85,000	81,637	80,000	76,834
Kinder Morgan, Inc. notes 6s, 2017	--	--	175,000	171,445	150,000	146,953
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	--	--	150,000	149,143	155,000	154,114
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	--	--	540,000	521,696	565,000	545,848
Mirant Americas Generation, Inc. sr. notes 8.3s, 2011	215,000	221,988	215,000	221,988	100,000	103,250
Mirant North America, LLC company guaranty 7 3/8s, 2013	375,000	383,438	410,000	419,225	205,000	209,613
National Fuel Gas Co. notes 5 1/4s, 2013	--	--	145,000	141,030	100,000	97,262
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	--	--	110,000	107,454	145,000	141,644
Northwestern Corp. sec. notes 5 7/8s, 2014	--	--	265,000	257,164	285,000	276,573
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	100,250	110,000	110,275	55,000	55,138
NRG Energy, Inc. sr. notes 7 3/8s, 2016	820,000	822,050	775,000	776,938	360,000	360,900
Oncor Electric Delivery Co. debs. 7s, 2022	--	--	145,000	151,435	130,000	135,769
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	--	--	195,000	211,225	220,000	238,305
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	--	--	260,000	242,583	225,000	209,927
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	--	--	165,000	162,562	40,000	39,409
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	--	--	260,000	256,590	285,000	281,262
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	--	--	203,837	205,969	176,198	178,041
PPL Energy Supply, LLC bonds Ser. A, 5.7s, 2015	--	--	135,000	130,370	145,000	140,027
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	--	--	205,000	200,791	220,000	215,483
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	175,000	185,354	225,000	238,312	110,000	116,508
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	--	--	215,000	220,305	205,000	210,058
Public Service Co. of New Mexico sr. notes 4.4s, 2008	--	--	125,000	123,283	100,000	98,627
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	--	--	415,000	410,283	355,000	350,965
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	--	--	755,000	761,040	600,000	604,800
Sierra Pacific Resources sr. notes 8 5/8s, 2014	90,000	96,598	125,000	134,164	60,000	64,399
Southern California Edison Co. notes 6.65s, 2029	--	--	255,000	267,535	275,000	288,518
Southern California Edison Co. 06-E 1st mtge. 5.55s,
2037	--	--	270,000	249,329	280,000	258,564
Southern Natural Gas. Co. 144A notes 5.9s, 2017	--	--	155,000	150,685	130,000	126,381
Spectra Energy Capital, LLC sr. notes 8s, 2019	--	--	250,000	277,815	215,000	238,921
Teco Energy, Inc. notes 7.2s, 2011	265,000	274,627	610,000	632,161	430,000	445,622
Teco Energy, Inc. sr. notes 6 3/4s, 2015	10,000	10,200	10,000	10,200	5,000	5,100
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	25,000	26,901	30,000	32,281	15,000	16,141
TEPPCO Partners, LP company guaranty FRB 7s, 2067	--	--	205,000	196,034	175,000	167,346
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	--	--	140,000	136,580	150,000	146,336
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	--	--	180,000	173,044	155,000	149,010
TXU Corp. sr. notes Ser. P, 5.55s, 2014	400,000	339,571	435,000	369,283	220,000	186,764
TXU Energy Co. 144A sr. unsec. FRN 5.86s, 2008	--	--	1,040,000	1,039,966	830,000	829,973
Westar Energy, Inc. 1st mtge. 5.15s, 2017	--	--	15,000	13,949	45,000	41,847
Westar Energy, Inc. 1st mtge. 5.1s, 2020	--	--	175,000	157,456	165,000	148,458

Williams Cos., Inc. (The) notes 7 5/8s, 2019	440,000	464,200	420,000	443,100	195,000	205,725
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	50,000	50,125	60,000	60,150	30,000	30,075
Williams Partners, LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017	80,000	80,400	85,000	85,425	40,000	40,200
		4,999,441		17,958,217		14,229,954

Total corporate bonds and notes
(cost $90,876,248, $162,445,698 and $105,120,089)		$90,293,550		$160,423,384		$103,702,860

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)	Growth 3.0%		Balanced 12.4%		Conservative 22.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Guaranteed Mortgage Obligations		0.2%		0.8%		1.4%
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, September 1, 2037	$1,300,000	$1,314,523	$5,900,000	$5,965,914	$5,000,000	$5,055,860
6 1/2s, TBA, August 1, 2037	800,000	811,312	3,500,000	3,549,492	3,000,000	3,042,422
6 1/2s, TBA, July 1, 2037	1,800,000	1,829,953	8,200,000	8,336,453	7,000,000	7,116,484
		3,955,788		17,851,859		15,214,766

U.S. Government Agency Mortgage Obligations		2.8%		11.6%		21.1%
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2013 to October 1, 2021	487,176	489,467	51,273	51,484	60,914	61,164
5 1/2s, with due dates from June 1, 2035 to
November 1, 2036	77,057	74,405	368,527	356,939	368,527	356,939
5 1/2s, with due dates from August 1, 2012 to
April 1, 2020	627,350	619,457	351,740	348,356	482,670	478,155
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from October 1, 2029 to
January 1, 2036	1,262,137	1,302,913	2,450,490	2,530,589	3,417,913	3,521,119
7s, with due dates from December 1, 2015 to
March 1, 2018	17,252	17,616	--	--	498,270	512,016
6 1/2s, with due dates from October 1, 2033 to
November 1, 2034	30,580	30,988	434,848	440,900	862,714	874,239
6 1/2s, TBA, July 1, 2037	7,300,000	7,367,867	23,300,000	23,516,618	20,800,000	20,993,376
6s, with due dates from August 1, 2032 to June 1, 2037	27,157	27,016	965,850	956,714	938,518	930,096
6s, with due dates from November 1, 2007 to
September 1, 2021	2,784,675	2,798,246	5,128,864	5,147,190	2,794,046	2,803,366
6s, TBA, July 1, 2037	16,260,000	16,080,886	60,460,000	59,793,997	51,730,000	51,160,163
5 1/2s, with due dates from June 1, 2035 to
June 1, 2037	579,711	560,350	34,503,503	33,302,401	4,820,822	4,654,659
5 1/2s, with due dates from September 1, 2013 to
February 1, 2021	360,915	356,474	1,334,760	1,319,095	1,368,919	1,352,952
5 1/2s, TBA, July 1, 2037	11,400,000	10,989,422	47,000,000	45,307,267	14,600,000	14,074,172
5s, with due dates from May 1, 2034 to June 1, 2037	2,323,611	2,179,885	11,435,638	10,739,699	7,535,439	7,072,716
5s, with due dates from December 1, 2020 to May 1, 2021	8,211	7,948	240,331	232,304	24,523	23,704
4 1/2s, with due dates from November 1, 2020 to
November 1, 2035	2,308,053	2,156,267	1,990,435	1,852,540	1,066,365	978,781
4 1/2s, with due dates from April 1, 2020 to
October 1, 2020	510,131	484,849	4,522,107	4,296,532	3,160,496	3,002,842
4 1/2s, TBA, July 1, 2022	30,600,000	29,031,750	87,400,000	82,920,750	120,200,000	114,039,750
		74,575,806		273,113,375		226,890,209

Total U.S. government and agency mortgage obligations
(cost $78,771,874, $292,634,867 and $242,583,553)		$78,531,594		$290,965,234		$242,104,975

U.S. TREASURY OBLIGATIONS(a)	Growth 0.1%		Balanced 0.1%		Conservative --%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$200,000	$191,281	$3,400,000	$3,251,781	$--	$--
4 1/4s, November 15, 2013	20,000	19,255	100,000	96,273	--	--
3 1/2s, November 15, 2009	1,700,000	1,647,273	--	--	--	--

Total U.S. treasury obligations
(cost $1,902,630, $3,517,544 and $--)		$1,857,809		$3,348,054		$--

COLLATERALIZED MORTGAGE OBLIGATIONS(a)	Growth 2.3%		Balanced 7.6%		Conservative 15.2%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Amresco Commercial Mortgage Funding I 144A
Ser. 97-C1, Class G, 7s, 2029	$--	$--	$15,283	$15,283	$16,754	$16,754
Ser. 97-C1, Class H, 7s, 2029	38,000	37,912	173,000	172,601	168,000	167,613
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 7.866s, 2029	--	--	569,000	603,749	634,000	672,718
Ser. 96-D3, Class A1C, 7.4s, 2026	47,712	48,627	292,020	297,621	208,668	212,670
FRB Ser. 97-D5, Class A5, 7.124s, 2043	150,000	158,799	234,000	247,727	247,000	261,490
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	--	--	200,000	207,436	200,000	207,436
Ser. 06-4, Class A4, 5.634s, 2046	480,000	472,486	920,000	905,599	1,140,000	1,122,155
Ser. 04-3, Class A5, 5.481s, 2039	230,000	226,550	920,000	906,200	930,000	916,050
Ser. 06-5, Class A4, 5.414s, 2047	718,000	696,643	1,343,000	1,303,053	1,576,000	1,529,122
Ser. 07-1, Class XW, Interest Only (IO), 0.465s, 2049	1,833,911	42,219	9,971,082	229,546	5,102,971	117,476
Ser. 06-1, Class XC, IO, 0.054s, 2045	1,769,009	12,512	11,651,023	82,408	12,793,280	90,488
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	--	--	133,000	133,991	133,000	133,991
Ser. 02-PB2, Class XC, IO, 0.246s, 2035	2,779,704	51,142	4,137,801	76,129	2,459,720	45,255
Ser. 04-4, Class XC, IO, 0.151s, 2042	4,346,150	68,182	12,336,248	193,531	9,723,934	152,549
Ser. 05-1, Class XW, IO, 0.138s, 2042	20,889,935	74,063	--	--	26,217,275	92,950
Ser. 04-5, Class XC, IO, 0.121s, 2041	5,905,058	76,655	14,333,499	186,066	14,829,402	192,503
Ser. 05-4, Class XC, IO, 0.071s, 2045	6,302,465	45,525	17,937,557	129,569	18,006,051	130,064
Ser. 06-5, Class XC, IO, 0.053s, 2016	1,260,777	19,535	25,960,224	402,241	22,244,775	344,672
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.27s, 2018	25,000	25,083	70,000	70,232	73,000	73,242
FRB Ser. 04-BBA4, Class G, 6.02s, 2018	--	--	94,000	94,058	98,000	98,060
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.32s, 2022	190,000	189,689	186,000	185,695	187,000	186,694
FRB Ser. 06-LAQ, Class M, 6.97s, 2021	--	--	245,000	244,999	265,000	264,999
FRB Ser. 06-LAQ, Class L, 6.87s, 2021	--	--	324,000	324,155	346,000	346,165
FRB Ser. 05-MIB1, Class J, 6.37s, 2022	100,000	100,243	409,000	409,995	343,000	343,835
FRB Ser. 06-LAQ, Class K, 6.32s, 2021	122,000	122,000	--	--	--	--
FRB Ser. 06-LAQ, Class A3, 5.51s, 2021	443,000	442,673	--	--	--	--
Ser. 06-LAQ, Class X1, IO, 0.697s, 2021	6,661,000	8,178	13,384,000	16,432	19,290,000	23,683
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015 (F)	333,413	1	953,906	1	872,308	1
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.366s, 2034	827,753	2,749	2,820,537	9,367	2,715,176	9,017
Ser. 05-E, Class 2, IO, 0.306s, 2035	2,263,595	12,606	7,564,649	42,126	7,283,699	40,562
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	--	--	339,726	337,979	348,527	346,735
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.62s, 2035	40,612	40,648	311,357	311,637	230,134	230,341
Ser. 05-1A, IO, 1.6s, 2035	481,473	34,869	1,340,065	97,050	1,280,331	92,724
Ser. 04-3, IO, 1.6s, 2035	404,489	27,840	1,030,625	70,936	1,014,219	69,807
Ser. 07-2A, IO, 1.3s, 2037	1,991,000	285,310	5,485,000	786,001	4,688,000	671,790
Ser. 07-1, Class S, IO, 1.211s, 2037	1,234,450	160,355	7,695,763	999,680	3,562,780	462,805
Ser. 06-2A, IO, 0.879s, 2036	152,631	13,655	731,915	65,482	696,212	62,287
Ser. 05-3A, IO, 0.775s, 2035	1,422,144	114,273	4,581,810	368,161	4,138,599	332,548
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
5.103s, 2034	39,193	39,061	103,563	103,214	94,478	94,160
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.453s, 2032	--	--	189,000	205,711	124,000	134,964
Ser. 04-PR3I, Class X1, IO, 0.118s, 2041	484,596	9,690	3,246,531	64,921	5,275,071	105,486
Ser. 05-PWR9, Class X1, IO, 0.08s, 2042	--	--	8,889,777	87,098	13,390,245	131,192
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-BBA7, Class X1A, IO, 1.815s, 2019	--	--	7,849,800	52,890	5,736,600	38,652
Ser. 06-PW14, Class XW, IO, 0.884s, 2038	3,200,633	156,906	8,783,781	430,611	8,048,474	394,564
Ser. 06-PW14, Class X1, IO, 0.052s, 2038	3,442,077	61,312	9,445,258	168,244	8,656,075	154,186
Ser. 07-PW15, Class X1, IO, 0.046s, 2044	6,202,036	76,338	29,427,447	362,208	20,007,986	246,268
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	11,516,723	51,739	--	--	--	--
Ser. 07-PW16, Class X, IO, 0.022s, 2040	10,198,000	11,809	87,539,000	101,370	56,313,000	65,210
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	--	--	2,681,000	44,299	2,794,000	46,166
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	10,000	10,414	118,000	122,888	116,000	120,805
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	--	--	962,000	986,137	896,000	918,481
Ser. 98-1, Class G, 6.56s, 2030	--	--	249,000	248,378	231,000	230,423
Ser. 98-1, Class H, 6.34s, 2030	91,000	78,718	371,000	320,927	362,000	313,141
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.09s, 2043	13,522,421	139,978	25,140,635	260,245	24,185,593	250,359
Ser. 06-C5, Class XC, IO, 0.054s, 2049	6,643,089	94,456	37,344,799	530,996	40,408,384	574,557
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.561s, 2049	3,351,000	91,367	10,047,000	273,938	7,975,000	217,443
Ser. 06-CD2, Class X, IO, 0.129s, 2046	2,491,433	14,209	16,455,813	93,848	18,057,662	102,983
Ser. 07-CD4, Class XC, IO, 0.044s, 2049	11,208,000	105,951	33,599,000	317,616	26,669,000	252,105
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	122,000	129,311	455,000	482,267	286,000	303,139
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.848s, 2017	1,413,092	19,927	5,335,282	75,236	3,465,521	48,869
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	--	--	415,000	421,040	404,000	409,880
Ser. 98-C2, Class F, 5.44s, 2030	1,370,000	1,351,793	2,607,000	2,572,353	2,247,000	2,217,137
Commercial Mortgage Pass-Through Certificates Ser.
06-C7, Class A4, 5.962s, 2046	80,000	79,894	--	--	--	--
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.82s, 2034	118,000	118,000	326,000	326,000	314,000	314,000
Ser. 06-CN2A, Class H, 5.756s, 2019	66,000	64,920	197,000	193,776	218,000	214,432
Ser. 06-CN2A, Class J, 5.756s, 2019	53,000	51,967	158,000	154,920	174,000	170,608
Ser. 03-LB1A, Class X1, IO, 0.356s, 2038	940,080	37,126	1,998,610	78,929	2,160,304	85,315

Ser. 05-LP5, Class XC, IO, 0.071s, 2043	5,811,277	53,121	12,944,482	118,326	12,592,824	115,111
Ser. 05-C6, Class XC, IO, 0.059s, 2044	8,787,379	60,756	25,760,220	178,106	12,938,216	89,455
Ser. 06-C8, Class XS, IO, 0.049s, 2046	10,613,417	130,184	28,710,897	352,168	26,157,240	320,845
Countrywide Alternative Loan Trust
Ser. 07-23CB, Class A, 5s, 2037	2,095,000	70,052	11,066,000	370,019	9,278,000	310,233
Ser. 05-24, Class IIAX, IO, 2.391s, 2035	868,136	22,358	2,411,696	62,111	2,306,538	59,403
Ser. 06-OA10, Class XBI, IO, 2.167s, 2046	337,263	12,226	1,540,400	55,840	1,502,830	54,478
Ser. 05-24, Class 1AX, IO, 1.218s, 2035	2,039,540	36,742	2,964,912	53,413	2,841,014	51,181
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	1,509,851	2,595	4,212,829	7,241	4,345,933	7,470
Credit Suisse Mortgage Capital Certificates Ser.
06-C5, Class AX, IO, 0.076s, 2039	6,750,485	117,080	18,263,668	316,765	16,642,473	288,647
Credit Suisse Mortgage Capital Certificates 144A
FRB Ser. 06-TFLA, Class K, 6.52s, 2021	50,000	50,000	--	--	484,000	484,000
Ser. 07-C2, Class AX, IO, 0.28s, 2049	17,369,339	198,115	47,755,433	544,698	37,721,392	430,250
Ser. 07-C1, Class AX, IO, 0.058s, 2040	7,628,027	81,940	36,654,908	393,747	24,879,041	267,251
Ser. 06-C3, Class AX, IO, 0.035s, 2038	15,481,801	16,937	68,541,179	74,984	74,149,891	81,120
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 5.92s, 2017	--	--	155,000	154,999	161,000	160,999
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	1,602,000	1,604,723	--	--	--	--
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	228,000	224,945	620,000	611,692	597,000	589,000
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	52,000	55,954	303,000	326,041	294,000	316,357
Ser. 04-C2, Class A2, 5.416s, 2036	260,000	254,309	1,050,000	1,027,016	1,050,000	1,027,016
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030	353,000	366,293	--	--	--	--
FRB Ser. 04-TF2A, Class J, 6.27s, 2016	153,000	152,975	310,000	309,949	349,000	348,942
FRB Ser. 05-TFLA, Class J, 6.27s, 2020	--	--	67,000	67,000	65,500	65,500
FRB Ser. 05-TF2A, Class J, 6.22s, 2020	133,000	133,010	449,000	449,035	451,000	451,035
FRB Ser. 04-TF2A, Class H, 6.02s, 2019	100,000	99,999	132,000	131,999	128,000	127,999
Ser. 01-CK1, Class AY, IO, 0.894s, 2035	5,014,000	102,630	13,888,000	284,270	13,364,000	273,544
Ser. 03-C3, Class AX, IO, 0.42s, 2038	8,389,559	327,448	16,260,685	634,661	18,808,394	734,099
Ser. 02-CP3, Class AX, IO, 0.415s, 2035	1,216,233	46,535	8,291,478	317,243	5,988,674	229,135
Ser. 04-C4, Class AX, IO, 0.21s, 2039	685,032	15,922	4,589,522	106,670	3,626,984	84,298
Ser. 05-C2, Class AX, IO, 0.135s, 2037	5,770,795	87,237	13,293,333	200,955	16,758,373	253,336
Deutsche Mortgage & Asset Receiving Corp.
Ser. 98-C1, Class C, 6.861s, 2031	50,000	50,188	--	--	--	--
Ser. 98-C1, Class X, IO, 0.831s, 2031	2,237,452	21,238	8,670,773	82,305	6,492,801	61,631
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	38,650	40,453	467,769	489,589	458,849	480,254
Ser. 99-CG2, Class B3, 6.1s, 2032	--	--	378,000	376,945	332,000	331,073
Ser. 99-CG2, Class B4, 6.1s, 2032	--	--	571,000	565,690	551,000	545,876
Ser. 98-CF2, Class B3, 6.04s, 2031	--	--	100,000	100,597	100,000	100,597
Fannie Mae
Ser. 03-W6, Class PT1, 10.06s, 2042	36,597	38,980	145,800	155,295	85,182	90,729
IFB Ser. 06-70, Class SM, 9.605s, 2036	--	--	119,795	122,727	112,359	115,110
Ser. 02-T1, Class A4, 9 1/2s, 2031	4,386	4,610	--	--	--	--
Ser. 02-T4, Class A4, 9 1/2s, 2041	35,357	37,042	286,404	300,058	36,746	38,498
Ser. 02-T6, Class A3, 9 1/2s, 2041	35,897	37,541	91,474	95,665	90,215	94,347
Ser. 02-T12, Class A4, 9 1/2s, 2042	17,691	18,542	45,229	47,407	44,500	46,643
Ser. 04-T3, Class PT1, 9.179s, 2044	34,953	37,402	232,215	248,487	110,483	118,225
IFB Ser. 06-62, Class PS, 7.98s, 2036	200,909	209,086	383,067	398,657	311,633	324,315
IFB Ser. 05-37, Class SU, 7.92s, 2035	143,712	149,381	574,846	597,523	574,846	597,523
IFB Ser. 06-49, Class SE, 7.72s, 2036	325,628	334,421	919,643	944,474	796,711	818,223
IFB Ser. 06-48, Class TQ, 7.68s, 2036	--	--	639,742	652,817	675,757	689,568
IFB Ser. 06-70, Class SJ, 7.68s, 2036	205,400	213,630	--	--	89,694	93,288
IFB Ser. 06-76, Class QB, 7.68s, 2036	341,737	354,339	538,962	558,837	484,429	502,294
IFB Ser. 06-60, Class AK, 7.52s, 2036	147,225	148,202	588,001	591,903	452,446	455,449
Ser. 99-T2, Class A1, 7 1/2s, 2039	105,900	110,461	28,748	29,986	22,725	23,704
Ser. 00-T6, Class A1, 7 1/2s, 2030	--	--	--	--	1,111	1,150
Ser. 01-T1, Class A1, 7 1/2s, 2040	13,759	14,209	72,905	75,292	45,862	47,364
Ser. 01-T3, Class A1, 7 1/2s, 2040	13,721	14,166	34,760	35,887	36,132	37,304
Ser. 01-T4, Class A1, 7 1/2s, 2028	20,040	20,924	132,269	138,100	108,220	112,991
Ser. 01-T5, Class A3, 7 1/2s, 2030	13,005	13,443	282,149	291,662	57,108	59,034
Ser. 01-T10, Class A2, 7 1/2s, 2041	9,662	9,987	103,415	106,896	79,713	82,396
Ser. 01-T12, Class A2, 7 1/2s, 2041	51,872	53,569	144,362	149,089	138,518	143,053
Ser. 02-14, Class A2, 7 1/2s, 2042	138,081	143,075	540,014	559,547	642,571	665,813
Ser. 02-26, Class A2, 7 1/2s, 2048	85,315	88,566	490,511	509,205	429,418	445,783
Ser. 02-T1, Class A3, 7 1/2s, 2031	33,333	34,531	690,363	715,156	104,388	108,137
Ser. 02-T4, Class A3, 7 1/2s, 2041	51,958	53,726	387,159	400,333	469,963	485,955
Ser. 02-T12, Class A3, 7 1/2s, 2042	19,671	20,346	112,757	116,623	66,038	68,303
Ser. 02-T19, Class A3, 7 1/2s, 2042	25,366	26,329	--	--	--	--
Ser. 03-W1, Class 2A, 7 1/2s, 2042	122,166	126,566	1,257,296	1,302,587	941,891	975,820
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	29,520	30,579	192,140	199,032	188,472	195,232
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	70,216	73,193	192,085	200,230	184,015	191,817
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	3,316	3,457	14,738	15,363	9,580	9,986
IFB Ser. 06-63, Class SP, 7.38s, 2036	370,665	377,685	585,687	596,779	526,309	536,276
IFB Ser. 06-60, Class TK, 7.32s, 2036	99,927	99,759	258,810	258,375	243,821	243,411
IFB Ser. 06-104, Class GS, 7.046s, 2036	--	--	247,801	248,237	249,650	250,089
Ser. 01-T10, Class A1, 7s, 2041	--	--	4,215	4,313	6,070	6,211
Ser. 01-W3, Class A, 7s, 2041	75,161	77,179	91,173	93,621	91,663	94,124
Ser. 02-14, Class A1, 7s, 2042	186,899	191,552	380,629	390,105	358,033	366,946
Ser. 02-26, Class A1, 7s, 2048	47,609	48,855	270,327	277,401	271,488	278,592
Ser. 02-T4, Class A2, 7s, 2041	21,624	22,134	98,420	100,742	74,093	75,841
Ser. 02-T16, Class A2, 7s, 2042	45,358	46,532	257,373	264,039	258,414	265,106
Ser. 02-T18, Class A3, 7s, 2042	18,609	19,094	--	--	--	--
Ser. 03-W3, Class 1A2, 7s, 2042	77,170	79,180	124,912	128,164	125,784	129,059
Ser. 03-W8, Class 2A, 7s, 2042	38,989	40,070	--	--	--	--
Ser. 04-T2, Class 1A3, 7s, 2043	52,546	54,108	--	--	--	--
Ser. 04-T3, Class 1A3, 7s, 2044	84,987	87,503	311,737	320,964	--	--
Ser. 04-W1, Class 2A2, 7s, 2033	455,009	468,277	1,181,192	1,215,636	1,136,050	1,169,178
Ser. 04-W12, Class 1A3, 7s, 2044	182,449	187,950	--	--	--	--
Ser. 05-W4, Class 1A3, 7s, 2035	157,589	162,606	636,003	656,255	544,966	562,319
IFB Ser. 06-104, Class ES, 6.85s, 2036	133,954	135,459	587,549	594,152	669,769	677,296
Ser. 371, Class 2, IO, 6 1/2s, 2036	2,323,996	598,068	5,213,702	1,341,719	4,969,835	1,278,961
IFB Ser. 07-1, Class NK, IO, 6.49s, 2037	304,300	307,759	1,988,788	2,011,392	1,529,040	1,546,418
Ser. 07-76, Class SA, IO, 6s, 2037	520,000	24,173	1,247,000	57,968	1,247,000	57,968
IFB Ser. 06-104, Class CS, 5.76s, 2036	146,830	137,316	610,054	570,524	754,989	706,067
IFB Ser. 05-74, Class SK, 5 1/2s, 2035	185,463	178,294	631,857	607,434	608,574	585,050
IFB Ser. 05-74, Class CS, 5.39s, 2035	160,574	154,324	387,785	372,693	390,194	375,008
IFB Ser. 06-30, Class HK, 5.32s, 2036	189,577	174,840	--	--	--	--
IFB Ser. 06-115, Class ES, 5.28s, 2036	--	--	783,958	761,287	602,897	585,462
IFB Ser. 05-74, Class CP, 5.243s, 2035	160,574	154,729	340,416	328,026	342,022	329,573
IFB Ser. 07-30, Class FS, 5.187s, 2037	716,073	650,700	1,921,676	1,746,238	1,477,455	1,342,572
IFB Ser. 05-57, Class CD, 5.175s, 2035	165,506	160,016	297,912	288,030	289,637	280,029
IFB Ser. 06-8, Class PK, 5.12s, 2036	200,970	183,740	596,516	545,373	655,894	599,659
IFB Ser. 06-8, Class HP, 5.06s, 2036	179,259	169,342	508,778	480,632	562,380	531,268
IFB Ser. 06-8, Class WK, 5.06s, 2036	185,297	173,568	812,526	761,096	894,056	837,466
IFB Ser. 06-27, Class SP, 5.06s, 2036	200,000	192,165	452,000	434,293	498,000	478,491
IFB Ser. 05-99, Class SA, 5.06s, 2035	84,367	80,619	405,805	387,778	407,493	389,390
IFB Ser. 05-106, Class US, 5.06s, 2035	260,466	249,990	830,697	797,288	833,983	800,443
IFB Ser. 05-115, Class NQ, 4.988s, 2036	--	--	202,732	185,999	204,256	187,398
IFB Ser. 05-114, Class SP, 4.95s, 2036	--	--	242,838	223,661	244,579	225,265
IFB Ser. 05-45, Class DA, 4.913s, 2035	190,548	179,564	570,848	537,943	666,122	627,724
IFB Ser. 05-74, Class DM, 4.877s, 2035	229,943	216,364	785,706	739,307	756,455	711,783
IFB Ser. 05-45, Class DC, 4.803s, 2035	158,790	148,981	555,763	521,432	396,974	372,451
IFB Ser. 06-46, Class SK, 4.693s, 2036	246,450	229,703	--	--	--	--
IFB Ser. 06-60, Class CS, 4.583s, 2036	119,225	104,558	260,632	228,569	234,754	205,874
IFB Ser. 05-57, Class DC, 4.485s, 2034	165,289	159,307	519,481	500,679	503,739	485,507
IFB Ser. 05-45, Class PC, 4.29s, 2034	80,158	76,737	241,946	231,618	242,681	232,322
IFB Ser. 05-95, Class CP, 4.089s, 2035	--	--	77,578	73,321	77,578	73,321
IFB Ser. 05-95, Class OP, 3.923s, 2035	--	--	227,000	196,626	228,000	197,492
IFB Ser. 05-106, Class JC, 3.628s, 2035	--	--	171,376	145,668	163,039	138,582
IFB Ser. 05-72, Class SB, 3.575s, 2035	--	--	884,136	802,520	677,680	615,122
IFB Ser. 05-83, Class QP, 3.562s, 2034	--	--	136,196	120,279	136,196	120,279
IFB Ser. 02-36, Class QH, IO, 2.73s, 2029	496	1	1,858	3	1,385	2
IFB Ser. 07-W6, Class 6A2, IO, 2.48s, 2037	104,808	6,698	1,006,152	64,299	808,515	51,669
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036	200,215	18,421	727,819	66,962	1,059,505	97,479
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	205,345	15,089	667,649	49,059	670,085	49,238
Ser. 03-W12, Class 2, IO, 2.233s, 2043	1,164,020	69,146	2,319,371	137,778	1,907,784	113,328
IFB Ser. 07-W6, Class 5A2, IO, 1.97s, 2037	134,929	7,990	1,294,320	76,647	1,040,453	61,614
IFB Ser. 07-W2, Class 3A2, IO, 1.96s, 2037	296,861	16,120	1,523,108	82,705	1,283,486	69,693
IFB Ser. 07-W4, Class 4A2, IO, 1.96s, 2037	939,458	51,952	4,857,638	268,627	4,267,402	235,987
Ser. 03-W10, Class 1, IO, 1.936s, 2043	1,035,728	52,490	4,950,944	250,911	7,205,104	365,151
Ser. 03-W10, Class 3, IO, 1.932s, 2043	363,377	18,695	1,491,946	76,757	1,164,007	59,885
IFB Ser. 05-113, Class AI, IO, 1.91s, 2036	--	--	235,447	16,386	342,601	23,843
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036	1,309,587	76,023	4,466,838	259,306	4,092,228	237,560
IFB Ser. 05-52, Class DC, IO, 1.88s, 2035	303,670	26,983	674,757	59,956	702,201	62,395
IFB Ser. 04-24, Class CS, IO, 1.83s, 2034	270,430	17,189	933,400	59,328	901,434	57,297
IFB Ser. 04-89, Class EI, IO, 1.83s, 2034	730,938	48,359	--	--	--	--
IFB Ser. 06-60, Class SI, IO, 1.83s, 2036	576,576	38,572	1,512,887	101,209	1,272,064	85,098
IFB Ser. 03-122, Class SA, IO, 1.78s, 2028	335,875	14,794	1,193,503	52,568	1,148,481	50,585
IFB Ser. 03-122, Class SJ, IO, 1.78s, 2028	358,117	16,079	1,272,503	57,135	1,222,050	54,869
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035	192,409	10,107	698,462	36,689	1,016,798	53,411
IFB Ser. 04-60, Class SW, IO, 1.73s, 2034	493,570	32,904	1,718,257	114,549	1,647,328	109,820
IFB Ser. 05-65, Class KI, IO, 1.68s, 2035	865,463	44,407	1,277,460	65,547	1,595,748	81,878
Ser. 03-W8, Class 12, IO, 1.637s, 2042	1,574,384	74,918	5,586,488	265,837	4,301,403	204,685
IFB Ser. 07-30, Class WI, IO, 1.44s, 2037	2,734,086	128,902	9,342,011	440,442	7,451,872	351,329
IFB Ser. 07-39, Class PI, IO, 1.44s, 2037	369,000	18,863	961,000	49,126	807,000	41,253
IFB Ser. 05-17, Class ES, IO, 1.43s, 2035	209,547	10,900	744,585	38,730	715,063	37,194
IFB Ser. 05-17, Class SY, IO, 1.43s, 2035	156,612	8,174	344,396	17,975	330,741	17,262
IFB Ser. 05-73, Class SI, IO, 1.43s, 2035	75,154	3,444	381,029	17,461	366,750	16,807
IFB Ser. 06-12, Class SD, IO, 1.43s, 2035	--	--	2,582,950	146,195	2,601,012	147,217
IFB Ser. 06-56, Class SM, IO, 1.43s, 2036	1,238,043	59,546	3,617,782	174,003	2,803,041	134,817
IFB Ser. 06-128, Class SH, IO, 1.43s, 2037	129,432	6,200	928,420	44,471	956,545	45,818
IFB Ser. 07-28, Class SE, IO, 1.43s, 2037	411,726	24,993	1,200,950	72,902	941,788	57,170
IFB Ser. 07-W2, Class 2A2, IO, 1.43s, 2037	390,749	18,237	2,003,333	93,501	1,687,956	78,781
IFB Ser. 07-W4, Class 3A2, IO, 1.43s, 2037	909,881	39,489	4,705,189	204,205	4,133,661	179,401

IFB Ser. 06-123, Class CI, IO, 1.42s, 2037	941,478	55,584	2,729,336	161,139	2,149,233	126,890
IFB Ser. 06-123, Class UI, IO, 1.42s, 2037	394,211	20,766	1,036,561	54,602	870,824	45,872
IFB Ser. 07-30, Class IE, IO, 1.42s, 2037	538,649	34,835	2,648,356	171,270	2,222,902	143,756
IFB Ser. 07-W5, Class 2A2, IO, 1.42s, 2037	--	--	552,733	20,451	462,776	17,123
IFB Ser. 05-82, Class SY, IO, 1.41s, 2035	471,450	20,913	1,606,777	71,275	1,546,785	68,614
IFB Ser. 05-45, Class SR, IO, 1.4s, 2035	614,615	27,091	2,139,648	94,312	2,051,326	90,419
IFB Ser. 05-17, Class SA, IO, 1.38s, 2035	860,470	45,029	968,030	50,658	929,649	48,649
IFB Ser. 05-17, Class SE, IO, 1.38s, 2035	292,693	15,130	1,040,031	53,763	998,795	51,631
IFB Ser. 05-23, Class SG, IO, 1.38s, 2035	313,506	16,588	1,114,613	58,976	1,070,589	56,647
IFB Ser. 05-29, Class SY, IO, 1.38s, 2035	914,746	51,997	--	--	--	--
IFB Ser. 05-54, Class SA, IO, 1.38s, 2035	444,202	19,017	1,535,126	65,723	1,482,048	63,450
IFB Ser. 05-57, Class DI, IO, 1.38s, 2035	667,981	31,705	2,326,923	110,445	2,231,498	105,915
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035	461,391	25,456	1,475,256	81,393	1,479,735	81,640
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035	265,146	14,351	857,307	46,403	861,324	46,620
IFB Ser. 05-104, Class NI, IO, 1.38s, 2035	450,123	23,541	1,008,275	52,733	1,017,277	53,204
IFB Ser. 06-16, Class SM, IO, 1.38s, 2036	378,220	20,049	--	--	--	--
IFB Ser. 06-23, Class SC, IO, 1.38s, 2036	530,704	28,691	1,391,583	75,232	1,168,668	63,181
IFB Ser. 07-15, Class BI, IO, 1.38s, 2037	657,164	33,796	1,728,877	88,911	1,451,875	74,666
IFB Ser. 05-83, Class QI, IO, 1.37s, 2035	--	--	227,239	14,024	229,014	14,134
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035	778,161	37,204	2,530,550	120,987	2,540,049	121,441
IFB Ser. 06-114, Class IS, IO, 1.33s, 2036	228,392	11,420	1,168,606	58,430	984,941	49,247
Ser. 06-116, Class ES, IO, 1.33s, 2036	365,443	17,180	871,230	40,957	1,046,206	49,183
IFB Ser. 07-63, Class SB, IO, 1.33s, 2037	2,412,000	109,209	6,754,000	305,804	5,789,000	262,111
IFB Ser. 06-115, Class GI, IO, 1.32s, 2036	--	--	1,057,065	57,627	872,637	47,573
IFB Ser. 06-115, Class IE, IO, 1.32s, 2036	341,898	17,120	881,231	44,126	739,656	37,037
IFB Ser. 06-117, Class SA, IO, 1.32s, 2036	518,142	24,670	1,363,283	64,910	1,144,971	54,515
IFB Ser. 06-121, Class SD, IO, 1.32s, 2036	441,557	21,741	2,670,059	131,467	2,038,321	100,361
IFB Ser. 06-109, Class SG, IO, 1.31s, 2036	640,330	31,357	1,859,384	91,053	1,423,474	69,707
IFB Ser. 06-104, Class IM, IO, 1.3s, 2036	112,000	5,686	375,000	19,037	476,000	24,165
IFB Ser. 06-104, Class SY, IO, 1.3s, 2036	261,961	11,315	878,924	37,964	1,115,592	48,186
IFB Ser. 06-109, Class SH, IO, 1.3s, 2036	447,207	26,904	1,312,454	78,956	1,030,519	61,995
IFB Ser. 06-8, Class JH, IO, 1.28s, 2036	792,471	45,896	4,071,517	235,800	3,427,374	198,495
IFB Ser. 06-8, Class PS, IO, 1.28s, 2036	253,096	14,081	--	--	--	--
IFB Ser. 06-44, Class IS, IO, 1.28s, 2036	420,824	19,258	1,142,989	52,307	1,302,006	59,584
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036	214,404	8,962	1,121,377	46,875	1,212,383	50,679
IFB Ser. 06-45, Class XS, IO, 1.28s, 2034	449,874	21,240	--	--	--	--
IFB Ser. 06-104, Class CI, IO, 1.28s, 2036	124,681	6,637	411,826	21,923	569,566	30,320
Ser. 06-104, Class SG, IO, 1.28s, 2036	764,481	30,281	1,933,489	76,586	2,369,134	93,842
IFB Ser. 06-128, Class SC, IO, 1.28s, 2037	968,710	45,917	4,347,821	206,087	3,407,547	161,518
IFB Ser. 07-W6, Class 4A2, IO, 1.28s, 2037	705,863	30,992	4,989,965	219,091	4,010,542	176,088
IFB Ser. 05-95, Class OI, IO, 1.27s, 2035	--	--	126,989	7,791	127,883	7,846
IFB Ser. 06-92, Class JI, IO, 1.26s, 2036	286,276	14,061	721,792	35,453	937,672	46,057
IFB Ser. 06-96, Class ES, IO, 1.26s, 2036	287,261	13,712	1,736,581	82,893	1,324,747	63,235
IFB Ser. 06-99, Class AS, IO, 1.26s, 2036	405,745	19,151	1,038,205	49,003	1,300,005	61,360
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036	342,323	14,488	1,297,600	54,916	1,524,321	64,511
IFB Ser. 06-61, Class SE, IO, 1.23s, 2036	464,945	18,567	1,463,687	58,451	1,633,970	65,251
Ser. 06-94, Class NI, IO, 1.18s, 2036	380,094	15,509	949,014	38,722	1,163,071	47,456
IFB Ser. 03-124, Class ST, IO, 1.18s, 2034	137,518	5,157	--	--	--	--
Ser. 03-W17, Class 12, IO, 1.151s, 2033	--	--	1,820,372	70,162	1,747,654	67,360
IFB Ser. 07-30, Class JS, IO, 1.12s, 2037	1,407,594	62,101	3,700,154	163,245	3,106,614	137,059
IFB Ser. 07-30, Class LI, IO, 1.12s, 2037	1,468,246	72,771	4,294,275	212,838	3,327,501	164,922
IFB Ser. 07-W2, Class 1A2, IO, 1.11s, 2037	1,044,280	43,254	5,357,524	221,909	4,515,940	187,050
IFB Ser. 07-W4, Class 2A2, IO, 1.1s, 2037	1,050,397	38,550	5,430,543	199,301	4,770,179	175,066
Ser. 07-54, Class IA, IO, 1.09s, 2037	250,403	12,140	1,229,160	59,594	1,030,428	49,959
IFB Ser. 07-54, Class IB, IO, 1.09s, 2037	250,403	12,140	1,229,160	59,594	1,030,428	49,959
IFB Ser. 07-54, Class IC, IO, 1.09s, 2037	250,403	12,140	1,229,160	59,594	1,030,428	49,959
IFB Ser. 07-54, Class ID, IO, 1.09s, 2037	250,403	12,140	1,229,160	59,594	1,030,428	49,959
IFB Ser. 07-54, Class IE, IO, 1.09s, 2037	250,403	12,140	1,229,160	59,594	1,030,428	49,959
IFB Ser. 07-54, Class IF, IO, 1.09s, 2037	371,629	18,018	1,829,332	88,693	1,532,227	74,288
IFB Ser. 07-54, Class UI, IO, 1.09s, 2037	161,957	8,049	1,615,593	80,295	1,321,487	65,678
IFB Ser. 06-115, Class JI, IO, 1.06s, 2036	1,264,492	56,728	3,661,362	164,258	2,878,133	129,120
IFB Ser. 06-123, Class BI, IO, 1.06s, 2037	2,282,371	103,994	6,637,897	302,449	5,220,924	237,886
IFB Ser. 07-15, Class CI, IO, 1.06s, 2037	1,723,081	81,388	5,004,680	236,390	3,939,854	186,094
IFB Ser. 06-123, Class LI, IO, 1s, 2037	846,379	36,551	2,453,549	105,957	1,930,506	83,369
Ser. 03-T2, Class 2, IO, 0.822s, 2042	756,495	17,124	7,281,265	164,823	5,177,263	117,195
IFB Ser. 07-39, Class AI, IO, 0.8s, 2037	425,298	15,331	2,160,866	77,892	1,819,057	65,571
IFB Ser. 07-32, Class SD, IO, 0.79s, 2037	294,010	11,023	1,456,327	54,598	1,223,080	45,854
IFB Ser. 07-33, Class SD, IO, 0.79s, 2037	1,641,508	52,692	4,901,186	157,328	3,740,072	120,056
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	2,104,890	60,252	2,857,848	81,805	2,612,443	74,781
IFB Ser. 05-82, Class SI, IO, 0.78s, 2035	892,333	25,559	3,039,829	87,068	2,927,005	83,836
IFB Ser. 07-1, Class CI, IO, 0.78s, 2037	289,503	10,164	1,425,465	50,047	1,194,438	41,936
IFB Ser. 07-30, Class UI, IO, 0.78s, 2037	246,710	9,340	1,211,033	45,849	1,015,231	38,436
IFB Ser. 07-32, Class SC, IO, 0.78s, 2037	386,132	14,349	1,928,703	71,672	1,619,013	60,164
IFB Ser. 07-W4, Class 1A2, IO, 0.77s, 2037	3,172,138	96,750	16,616,819	506,813	13,923,493	424,667
IFB Ser. 05-74, Class NI, IO, 0.76s, 2035	477,034	17,707	--	--	--	--
IFB Ser. 07-W5, Class 1A2, IO, 0.76s, 2037	565,157	14,129	2,753,020	68,826	2,306,477	57,662
Ser. 03-W6, Class 51, IO, 0.68s, 2042	518,642	8,516	2,319,928	38,093	1,837,344	30,169
IFB Ser. 05-58, Class IK, IO, 0.68s, 2035	266,814	10,817	923,305	37,433	891,214	36,132
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	1,633,377	42,876	4,788,000	125,685	4,795,475	125,881
Ser. 01-T12, Class IO, 0.565s, 2041	2,755,349	34,706	1,382,044	17,408	919,663	11,584
Ser. 03-W2, Class 1, IO, 0.47s, 2042	365,631	4,188	12,837,700	147,028	10,278,285	117,715
Ser. 01-50, Class B1, IO, 0.459s, 2041	3,369,892	30,261	2,382,832	21,398	1,595,307	14,326
Ser. 02-T4, IO, 0.453s, 2041	7,403,871	72,143	7,781,980	75,828	4,920,885	47,949
Ser. 02-T1, Class IO, IO, 0.424s, 2031	1,255,733	10,095	1,559,297	12,535	990,114	7,959
Ser. 03-W6, Class 3, IO, 0.366s, 2042	696,923	7,036	3,117,006	31,467	2,468,782	24,923
Ser. 02-W8, Class 1, IO, 0.357s, 2042	1,422,802	12,377	--	--	--	--
Ser. 03-W6, Class 23, IO, 0.352s, 2042	743,668	7,279	3,325,454	32,549	2,633,706	25,779
Ser. 01-79, Class BI, IO, 0.335s, 2045	1,237,042	9,734	8,430,917	66,343	5,994,896	47,174
Ser. 03-W8, Class 11, IO, 0.03s, 2042	15,491	1	54,764	1	42,229	1
Ser. 363, Class 1, Principal Only (PO), zero %, 2035	708,927	495,131	--	--	--	--
Ser. 372, Class 1, PO, zero %, 2036	2,125,475	1,536,769	11,627,805	8,407,189	9,589,286	6,933,290
Ser. 03-34, Class P1, PO, zero %, 2043	39,655	26,960	--	--	--	--
Ser. 04-38, Class AO, PO, zero %, 2034	343,666	242,588	955,633	674,566	887,051	626,155
Ser. 04-61, Class CO, PO, zero %, 2031	233,000	179,825	705,000	544,105	632,000	487,765
FRB Ser. 05-36, Class QA, zero %, 2035	--	--	109,078	101,055	105,284	97,540
FRB Ser. 05-57, Class UL, zero %, 2035	159,209	161,804	549,841	558,803	531,077	539,733
FRB Ser. 05-65, Class CU, zero %, 2034	--	--	153,723	197,488	147,878	189,979
FRB Ser. 05-65, Class ER, zero %, 2035	168,995	165,746	573,783	562,751	552,408	541,787
FRB Ser. 05-79, Class FE, zero %, 2035	47,471	51,591	--	--	--	--
FRB Ser. 05-81, Class DF, zero %, 2033	--	--	65,672	71,789	63,620	69,545
FRB Ser. 06-1, Class HF, zero %, 2032	--	--	67,266	65,559	102,387	99,788
IFB Ser. 06-75, Class FY, zero %, 2036	--	--	281,365	295,287	220,749	231,672
Ser. 06-104, Class EK, zero %, 2036	78,172	78,818	103,187	104,040	141,492	142,661
Ser. 06-115, Class SN, zero %, 2036	94,365	101,263	520,895	558,972	444,459	476,949
Ser. 07-15, Class IM, IO, zero %, 2009	436,063	2,373	1,264,007	6,877	1,068,067	5,811
Ser. 07-16, Class TS, IO, zero %, 2009	1,741,627	7,277	5,100,136	21,310	4,346,870	18,163
Ser. 07-31, Class TS, IO, zero %, 2009	1,122,208	5,111	3,253,239	14,817	2,747,374	12,513
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	18,508	19,305	47,141	49,173	46,442	48,444
Ser. T-42, Class A5, 7 1/2s, 2042	117,233	120,738	275,060	283,285	461,234	475,025
Ser. T-51, Class 2A, 7 1/2s, 2042	121,594	125,869	268,008	277,429	311,297	322,240
Ser. T-58, Class 4A, 7 1/2s, 2043	564,210	586,433	183,375	190,598	100,924	104,899
Ser. T-41, Class 2A, 7s, 2032	14,475	14,823	41,109	42,096	41,399	42,393
Ser. T-58, Class 3A, 7s, 2043	21,912	22,514	19,839	20,385	--	--
Ser. T-60, Class 1A2, 7s, 2044	142,727	146,948	872,919	898,730	878,069	904,032
Ser. T-56, Class A, IO, 0.54s, 2043	670,860	11,204	2,356,493	39,354	1,879,506	31,388
Ser. T-56, Class 3, IO, 0.378s, 2043	629,639	1,442	2,091,058	4,791	1,708,294	3,914
Ser. T-56, Class 1, IO, 0.283s, 2043	797,879	1,079	2,650,235	3,584	2,164,837	2,928
Ser. T-56, Class 2, IO, 0.028s, 2043	729,891	562	2,423,736	1,865	1,980,007	1,524
FFCA Secured Lending Corp. Ser. 99-1A, Class C1,
7.59s, 2025	100,000	75,070	--	--	--	--
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	125,869	131,869	428,339	448,759	226,371	237,163
Ser. 00-1, Class X, IO, 1.362s, 2020	448,082	23,603	1,732,383	91,255	1,107,167	58,321
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.951s, 2033	--	--	6,678,950	330,858	5,948,829	294,690
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	--	--	580,000	612,714	538,000	568,345
Ser. 97-C2, Class G, 7 1/2s, 2029	71,000	76,024	185,000	198,090	288,000	308,379
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	--	--	717,000	746,031	703,000	731,464
Freddie Mac
IFB Ser. 3153, Class SQ, 7.62s, 2036	463,123	466,866	--	--	--	--
IFB Ser. 3182, Class PS, 7.32s, 2032	88,221	90,832	515,211	530,462	513,447	528,645
IFB Ser. 3202, Class PS, 7.32s, 2036	--	--	308,424	310,676	521,533	525,342
IFB Ser. 3331, Class SE, 7.08s, 2037	--	--	445,000	429,069	386,000	372,181
IFB Ser. 3153, Class SX, 6.65s, 2036	289,175	289,864	249,622	250,217	--	--
IFB Ser. 3202, Class HM, 6.65s, 2036	--	--	192,988	192,043	289,029	287,614
Ser. 3326, Class WF, 6s, 2037	286,000	277,185	571,000	553,401	596,000	577,630
Ser. 3326, Class YF, 6s, 2037	--	--	1,446,000	1,594,943	1,305,000	1,439,420
IFB Ser. 3081, Class DC, 5.22s, 2035	174,532	162,882	333,355	311,104	333,355	311,104
IFB Ser. 3316, Class KS, 5.187s, 2037	--	--	1,007,868	906,953	775,054	697,450
IFB Ser. 3114, Class GK, 5.12s, 2036	--	--	202,351	187,244	221,876	205,312
IFB Ser. 2976, Class KL, 4.877s, 2035	181,669	168,602	580,113	538,385	556,417	516,393
IFB Ser. 2979, Class AS, 4.767s, 2034	--	--	145,635	134,572	146,462	135,336
IFB Ser. 2990, Class DP, 4.767s, 2034	85,058	79,570	503,544	471,054	485,682	454,344
IFB Ser. 3153, Class UT, 4.51s, 2036	177,544	158,699	145,585	130,133	--	--
IFB Ser. 3065, Class DC, 3.9s, 2035	179,681	157,020	511,871	447,316	513,624	448,848
IFB Ser. 3031, Class BS, 3.425s, 2035	211,017	185,455	--	--	--	--
IFB Ser. 2990, Class LB, 3.348s, 2034	179,313	156,295	608,444	530,341	582,331	507,579
IFB Ser. 2990, Class WP, 3.302s, 2035	80,800	74,868	381,375	353,377	368,447	341,399
IFB Ser. 2927, Class SI, IO, 3.18s, 2035	233,487	24,309	830,487	86,464	797,631	83,044
IFB Ser. 3012, Class ST, 2.808s, 2035	84,937	74,091	--	--	--	--
IFB Ser. 2828, Class GI, IO, 2.18s, 2034	264,034	21,041	865,594	68,978	864,610	68,900
IFB Ser. 2869, Class SH, IO, 1.98s, 2034	135,053	7,214	465,672	24,874	447,209	23,888
IFB Ser. 2869, Class JS, IO, 1.93s, 2034	616,729	32,135	2,021,846	105,350	2,019,548	105,230
IFB Ser. 2594, Class SE, IO, 1.73s, 2030	282,930	11,810	--	--	--	--

IFB Ser. 2815, Class PT, IO, 1.73s, 2032	263,953	15,163	937,910	53,878	900,724	51,741
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	155,197	8,405	472,613	25,596	474,018	25,672
IFB Ser. 3297, Class BI, IO, 1.44s, 2037	1,417,672	79,196	3,725,466	208,116	3,128,760	174,782
IFB Ser. 2922, Class SE, IO, 1.43s, 2035	347,775	15,433	1,210,569	53,719	1,160,625	51,503
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	761,621	41,795	2,432,105	133,464	2,441,746	133,993
IFB Ser. 3281, Class BI, IO, 1.43s, 2037	301,358	15,987	732,980	38,884	615,353	32,644
IFB Ser. 3284, Class IV, IO, 1.43s, 2037	98,829	6,451	921,086	60,120	772,843	50,444
IFB Ser. 3287, Class SD, IO, 1.43s, 2037	610,270	32,917	1,777,533	95,878	1,391,997	75,083
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	390,474	17,583	2,871,974	129,322	4,287,235	193,049
IFB Ser. 2927, Class ES, IO, 1.38s, 2035	186,522	7,662	661,244	27,161	635,299	26,095
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	266,203	12,349	1,492,173	69,219	1,368,493	63,481
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	179,796	7,218	538,587	21,622	542,601	21,783
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	654,180	35,088	1,666,646	89,392	1,672,884	89,727
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	395,238	22,387	2,345,756	132,867	2,586,017	146,476
IFB Ser. 3118, Class SD, IO, 1.38s, 2036	566,841	24,571	1,973,432	85,542	1,891,886	82,008
IFB Ser. 3129, Class SP, IO, 1.38s, 2035	150,867	6,366	1,009,435	42,597	1,090,812	46,031
IFB Ser. 3136, Class NS, IO, 1.38s, 2036	1,192,536	57,055	1,610,386	77,046	1,797,124	85,980
Ser. 3236, Class ES, IO, 1.38s, 2036	453,657	21,776	1,171,109	56,213	1,324,458	63,574
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	163,270	9,856	458,791	27,696	460,423	27,795
IFB Ser. 3244, Class SB, IO, 1.34s, 2036	396,563	20,050	1,042,176	52,692	875,505	44,265
IFB Ser. 3244, Class SG, IO, 1.34s, 2036	464,440	23,529	1,220,292	61,822	1,024,499	51,903
IFB Ser. 2962, Class BS, IO, 1.33s, 2035	799,770	36,241	2,802,426	126,989	2,669,651	120,972
IFB Ser. 3114, Class TS, IO, 1.33s, 2030	968,127	37,905	3,134,935	122,743	3,159,308	123,697
IFB Ser. 3147, Class SH, IO, 1.33s, 2036	1,370,634	69,130	3,571,700	180,144	3,007,156	151,671
IFB Ser. 3236, Class IS, IO, 1.33s, 2036	746,641	36,600	1,963,249	96,237	1,647,727	80,771
IFB Ser. 3326, Class GS, IO, 1.33s, 2037	484,000	21,914	3,122,000	141,356	2,566,000	116,182
IFB Ser. 2990, Class LI, IO, 1.31s, 2034	249,392	13,546	881,720	47,890	843,909	45,837
IFB Ser. 3128, Class JI, IO, 1.31s, 2036	630,828	33,796	1,727,121	92,528	1,957,229	104,856
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	85,593	5,088	362,057	21,521	363,769	21,623
IFB Ser. 3229, Class BI, IO, 1.3s, 2036	94,386	4,078	315,230	13,619	400,452	17,301
IFB Ser. 3240, Class S, IO, 1.3s, 2036	1,458,548	80,168	4,250,902	233,648	3,348,905	184,070
IFB Ser. 3114, Class GI, IO, 1.28s, 2036	170,324	10,076	482,019	28,516	530,562	31,388
IFB Ser. 3145, Class GI, IO, 1.28s, 2036	511,356	28,199	1,400,058	77,207	1,586,967	87,514
IFB Ser. 3221, Class SI, IO, 1.26s, 2036	607,272	28,493	1,596,312	74,899	1,339,929	62,869
IFB Ser. 3153, Class UI, IO, 1 1/4s, 2036	2,450,917	138,722	544,850	30,839	3,219,156	182,204
IFB Ser. 3202, Class PI, IO, 1.22s, 2036	1,661,713	76,580	4,368,293	201,313	3,667,819	169,032
IFB Ser. 3201, Class SG, IO, 1.18s, 2036	771,330	34,876	2,029,124	91,747	1,703,938	77,043
IFB Ser. 3203, Class SE, IO, 1.18s, 2036	688,073	30,934	1,807,229	81,249	1,517,999	68,246
IFB Ser. 3152, Class SY, IO, 1.16s, 2036	469,175	23,806	1,309,034	66,421	1,437,072	72,918
IFB Ser. 3199, Class S, IO, 1.13s, 2036	333,709	15,925	882,144	42,097	1,290,217	61,570
IFB Ser. 3284, Class BI, IO, 1.13s, 2037	451,445	19,429	1,186,740	51,074	996,861	42,902
IFB Ser. 3284, Class LI, IO, 1.12s, 2037	1,867,796	92,058	5,720,004	281,920	4,448,892	219,271
IFB Ser. 3281, Class AI, IO, 1.11s, 2037	1,736,734	85,539	5,044,335	248,447	3,971,072	195,586
IFB Ser. 3012, Class UI, IO, 1.1s, 2035	108,114	4,501	--	--	--	--
IFB Ser. 3311, Class IA, IO, 1.09s, 2037	352,381	17,984	1,722,088	87,890	1,442,373	73,614
IFB Ser. 3311, Class IB, IO, 1.09s, 2037	352,381	17,984	1,722,088	87,890	1,442,373	73,614
IFB Ser. 3311, Class IC, IO, 1.09s, 2037	352,381	17,984	1,722,088	87,890	1,442,373	73,614
IFB Ser. 3311, Class ID, IO, 1.09s, 2037	352,381	17,984	1,722,088	87,890	1,442,373	73,614
IFB Ser. 3311, Class IE, IO, 1.09s, 2037	352,381	17,984	2,551,279	130,209	2,117,273	108,059
IFB Ser. 3240, Class GS, IO, 1.06s, 2036	894,926	41,465	2,580,053	119,543	2,037,385	94,399
IFB Ser. 3288, Class SJ, IO, 0.81s, 2037	372,069	12,549	1,900,071	64,086	1,602,610	54,053
IFB Ser. 3284, Class CI, IO, 0.8s, 2037	1,319,983	51,815	3,851,258	151,179	3,019,903	118,544
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	313,193	8,028	948,043	24,302	1,048,080	26,866
IFB Ser. 3291, Class SA, IO, 0.79s, 2037	414,124	12,879	2,506,789	77,961	1,913,403	59,507
IFB Ser. 3012, Class WI, IO, 0.78s, 2035	167,224	6,263	--	--	--	--
IFB Ser. 3284, Class WI, IO, 0.78s, 2037	2,197,161	84,601	6,405,780	246,652	5,023,758	193,438
IFB Ser. 3012, Class IG, IO, 0.76s, 2035	395,024	13,673	--	--	--	--
IFB Ser. 3235, Class SA, IO, 0.63s, 2036	353,692	9,655	926,787	25,300	778,312	21,247
Ser. 236, PO, zero %, 2036	103,090	74,752	--	--	--	--
Ser. 239, PO, zero %, 2036	851,460	610,433	2,365,570	1,695,937	2,361,031	1,692,683
Ser. 242, PO, zero %, 2036	5,524,942	4,021,408	9,698,446	7,059,154	10,547,127	7,676,879
Ser. 246, PO, zero %, 2037	972,861	702,486	9,728,607	7,024,863	7,820,941	5,647,370
Ser. 1208, Class F, PO, zero %, 2022	8,675	7,133	--	--	--	--
FRB Ser. 3003, Class XF, zero %, 2035	133,318	138,077	474,612	491,552	457,947	474,293
FRB Ser. 3036, Class AS, zero %, 2035	--	--	83,149	86,849	--	--
FRB Ser. 3117, Class AF, zero %, 2036	--	--	101,165	110,201	--	--
FRB Ser. 3147, Class SF, zero %, 2036	--	--	783,196	761,667	584,651	568,580
FRB Ser. 3149, Class XF, zero %, 2036	--	--	243,069	233,827	192,504	185,184
FRB Ser. 3174, Class SF, zero %, 2036	--	--	281,637	298,556	221,848	235,176
FRB Ser. 3231, Class X, zero %, 2036	--	--	147,453	163,977	159,964	177,890
FRB Ser. 3231, Class XB, zero %, 2036	--	--	434,797	445,653	353,272	362,093
FRB Ser. 3239, Class BF, zero %, 2036	248,240	288,596	640,050	744,105	519,635	604,114
FRB Ser. 3263, Class TA, zero %, 2037	--	--	155,717	185,190	126,150	150,028
Ser. 3326, Class XF, zero %, 2037	--	--	575,000	598,431	490,000	509,968
Ser. 3300, PO, zero %, 2037	--	--	893,082	657,013	765,498	563,154
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.077s, 2043	11,815,302	89,585	20,942,144	158,785	20,137,830	152,687
Ser. 05-C3, Class XC, IO, 0.059s, 2045	25,124,128	128,560	48,805,732	249,739	49,182,733	251,668
Ser. 07-C1, Class XC, IO, 0.047s, 2019	25,659,615	199,270	71,731,536	557,060	56,540,540	439,088
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.058s, 2036	56,000	58,529	75,000	78,387	112,000	117,058
Ser. 97-C1, Class X, IO, 1.417s, 2029	832,951	28,791	--	--	--	--
Ser. 05-C1, Class X1, IO, 0.167s, 2043	4,723,479	59,965	19,868,239	252,227	21,579,270	273,949
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	--	--	350,039	355,950	306,364	311,537
Ser. 06-C1, Class XC, IO, 0.056s, 2045	19,851,034	140,347	--	--	36,060,871	254,950
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 10.56s, 2037	255,606	284,904	1,485,712	1,656,003	1,141,243	1,272,051
IFB Ser. 06-34, Class SA, 7.62s, 2036	--	--	115,254	113,405	107,936	106,205
IFB Ser. 05-7, Class JM, 5.016s, 2034	176,894	168,849	609,719	581,990	588,643	561,872
IFB Ser. 05-84, Class SB, 3.7s, 2035	88,466	78,737	--	--	--	--
IFB Ser. 05-68, Class DP, 3.614s, 2035	123,782	111,567	--	--	--	--
IFB Ser. 05-66, Class SP, 3.1s, 2035	--	--	317,509	273,036	319,308	274,583
IFB Ser. 05-84, Class SL, 3.1s, 2035	209,607	180,078	--	--	--	--
IFB Ser. 06-62, Class SI, IO, 2.06s, 2036	592,256	37,429	1,558,327	98,482	1,307,898	82,655
IFB Ser. 07-1, Class SL, IO, 2.04s, 2037	314,035	22,286	843,190	59,838	661,684	46,957
IFB Ser. 07-1, Class SM, IO, 2.03s, 2037	314,035	22,175	843,190	59,540	661,684	46,724
IFB Ser. 07-26, Class SG, IO, 1.53s, 2037	742,404	41,032	1,951,803	107,874	1,638,477	90,557
IFB Ser. 07-9, Class BI, IO, 1 1/2s, 2037	1,010,420	52,642	4,415,266	230,034	3,789,076	197,409
IFB Ser. 06-69, Class SA, IO, 1.48s, 2036	474,330	24,004	2,867,162	145,096	2,188,364	110,744
IFB Ser. 07-22, Class S, IO, 1.48s, 2037	398,531	23,834	1,038,567	62,111	874,582	52,304
IFB Ser. 07-25, Class SA, IO, 1.48s, 2037	332,310	16,782	1,643,641	83,004	1,378,987	69,639
IFB Ser. 07-25, Class SB, IO, 1.48s, 2037	551,196	27,835	3,210,671	162,139	2,693,302	136,012
IFB Ser. 07-26, Class LS, IO, 1.48s, 2037	1,542,069	86,330	4,054,293	226,972	3,404,528	190,596
IFB Ser. 07-26, Class SA, IO, 1.48s, 2037	941,919	45,957	4,618,757	225,353	3,872,331	188,934
IFB Ser. 07-26, Class SD, IO, 1.48s, 2037	468,366	24,898	2,296,088	122,058	1,924,179	102,288
IFB Ser. 06-38, Class SG, IO, 1.33s, 2033	945,556	36,596	4,628,889	179,152	3,884,877	150,357
IFB Ser. 07-9, Class DI, IO, 1.19s, 2037	511,710	21,740	2,237,996	95,081	1,920,383	81,587
IFB Ser. 06-28, Class GI, IO, 1.18s, 2035	316,398	12,121	1,915,547	73,386	1,461,915	56,007
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037	544,132	25,101	2,077,945	95,855	1,656,557	76,416
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035	174,122	6,462	1,121,399	41,617	1,127,131	41,830
IFB Ser. 05-68, Class KI, IO, 0.98s, 2035	1,495,486	65,965	--	--	--	--
IFB Ser. 07-1, Class S, IO, 0.88s, 2037	1,007,854	30,515	2,652,845	80,321	2,226,190	67,403
IFB Ser. 07-3, Class SA, IO, 0.88s, 2037	960,918	28,856	2,528,434	75,929	2,122,146	63,728
IFB Ser. 07-7, Class EI, IO, 0.88s, 2037	887,870	27,556	2,195,251	68,133	1,767,119	54,845
IFB Ser. 07-8, Class SA, IO, 0.88s, 2037	2,043,181	69,738	5,947,663	203,006	4,530,188	154,624
IFB Ser. 07-9, Class CI, IO, 0.88s, 2037	666,161	21,365	2,910,896	93,360	2,497,857	80,112
IFB Ser. 07-19, Class SJ, IO, 0.88s, 2037	404,402	12,161	1,995,761	60,018	1,674,961	50,371
IFB Ser. 07-21, Class S, IO, 0.88s, 2037	490,594	16,129	2,426,428	79,773	2,042,014	67,134
IFB Ser. 07-27, Class SD, IO, 0.88s, 2037	457,063	14,087	1,194,101	36,803	1,002,174	30,887
Ser. 98-2, Class EA, PO, zero %, 2028	18,485	14,686	3,527	2,802	--	--
Ser. 99-31, Class MP, PO, zero %, 2029	15,056	12,460	71,131	58,867	35,566	29,434
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045	565,844	12,908	1,571,928	35,860	1,503,474	34,298
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039	844,000	812,350	3,195,000	3,075,188	1,063,000	1,023,138
Ser. 05-GG5, Class XC, IO, 0.061s, 2037	12,863,449	54,770	40,973,535	174,458	41,085,884	174,936
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.324s, 2039	3,162,475	79,853	17,187,148	433,976	8,796,541	222,113
Ser. 05-GG3, Class XC, IO, 0.134s, 2042	10,485,788	170,394	24,547,240	398,893	21,077,902	342,516
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	794,000	775,516	1,462,000	1,427,965	1,658,000	1,619,402
Ser. 04-GG2, Class A6, 5.396s, 2038	298,000	291,125	865,000	845,044	953,000	931,014
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.57s, 2015	87,000	87,000	124,000	124,000	114,000	114,000
FRB Ser. 07-EOP, Class J, 6.17s, 2009	130,000	130,041	383,000	383,120	240,000	240,075
Ser. 98-C1, Class F, 6s, 2030	--	--	280,000	279,334	282,000	281,329
Ser. 03-C1, Class X1, IO, 0.41s, 2040	7,695,459	128,642	6,328,341	105,788	9,120,089	152,457
Ser. 04-C1, Class X1, IO, 0.18s, 2028	5,521,286	35,155	7,522,189	47,895	7,522,189	47,895
Ser. 05-GG4, Class XC, IO, 0.161s, 2039	8,526,353	148,212	23,149,761	402,408	22,292,363	387,504
Ser. 06-GG6, Class XC, IO, 0.045s, 2038	3,479,616	11,825	34,818,094	118,327	25,156,925	85,494
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.842s, 2035	192,864	190,369	459,168	453,227	482,504	476,260
HVB Mortgage Capital Corp. Ser. 03-FL1A, Class K,
8.17s, 2022	118,000	117,862	--	--	--	--
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	64,000	67,790	204,000	216,081	204,000	216,081
Ser. 06-CB14, Class AM, 5.559s, 2044	315,000	306,706	1,213,000	1,181,062	1,126,000	1,096,352
Ser. 06-CB16, Class A4, 5.552s, 2045	735,000	719,036	1,361,000	1,331,439	1,650,000	1,614,162
Ser. 06-CB14, Class A4, 5.481s, 2044	220,000	214,500	844,000	822,900	946,000	922,350
Ser. 05-LDP2, Class AM, 4.78s, 2042	100,000	92,995	420,000	390,578	400,000	371,979
Ser. 06-CB17, Class X, IO, 0.702s, 2043	2,426,643	94,032	13,256,197	513,678	14,224,458	551,198
Ser. 06-LDP9, Class X, IO, 0.642s, 2047	3,226,536	106,379	5,626,959	185,521	5,274,338	173,895
Ser. 07-LDPX, Class X, IO, 0.528s, 2049	4,831,385	114,745	20,381,185	484,053	16,154,599	383,672
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	13,400,897	10,469	49,817,460	38,920	49,817,460	38,920
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	38,000	38,314	240,000	241,985	260,000	262,150
Ser. 03-ML1A, Class X1, IO, 0.813s, 2039	791,746	27,185	--	--	--	--

Ser. 06-FL2A, Class X1, IO, 0.783s, 2018	2,708,453	8,676	13,899,520	44,522	14,831,452	47,507
Ser. 05-LDP2, Class X1, IO, 0.102s, 2042	16,899,824	283,864	41,357,077	694,670	34,546,569	580,275
Ser. 05-LDP1, Class X1, IO, 0.1s, 2046	3,224,163	29,849	7,939,883	73,506	7,597,494	70,336
Ser. 05-CB12, Class X1, IO, 0.094s, 2037	4,214,475	43,462	12,063,363	124,403	11,596,387	119,588
Ser. 05-LDP3, Class X1, IO, 0.062s, 2042	16,326,544	125,638	17,347,571	133,495	29,136,328	224,213
Ser. 06-LDP6, Class X1, IO, 0.05s, 2043	--	--	22,841,372	123,129	16,466,943	88,767
Ser. 06-CB14, Class X1, IO, 0.046s, 2044	12,347,141	55,466	27,621,323	124,080	30,033,939	134,918
Ser. 05-LDP5, Class X1, IO, 0.043s, 2044	22,885,485	103,700	69,203,386	313,578	76,183,191	345,205
Key Commercial Mortgage
Ser. 07-SL1, Class A2, 5.76s, 2040	1,091,000	1,059,889	--	--	--	--
Ser. 07-SL1, Class A1, 5.497s, 2040	863,076	847,601	--	--	--	--
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	--	--	149,428	149,718	136,004	136,268
Ser. 99-C1, Class G, 6.41s, 2031	--	--	159,961	161,979	145,590	147,427
Ser. 98-C4, Class G, 5.6s, 2035	--	--	132,000	129,811	127,000	124,893
Ser. 98-C4, Class H, 5.6s, 2035	--	--	223,000	204,978	215,000	197,624
LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029	121,000	114,105	362,000	341,371	400,000	377,205
Ser. 07-C2, Class XW, IO, 0.73s, 2040	1,181,847	47,156	4,600,405	183,556	3,621,531	144,499
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	1,783,432	84,713	9,531,620	452,752	10,247,990	486,780
Ser. 05-C2, Class XCL, IO, 0.153s, 2040	14,895,685	165,008	29,757,602	329,641	39,465,077	437,176
Ser. 05-C3, Class XCL, IO, 0.132s, 2040	3,222,173	68,139	14,437,158	305,300	11,902,331	251,697
Ser. 05-C5, Class XCL, IO, 0.109s, 2020	5,009,634	70,148	13,959,095	195,463	15,042,795	210,638
Ser. 05-C7, Class XCL, IO, 0.095s, 2040	12,480,454	114,287	32,412,012	296,806	32,498,998	297,602
Ser. 06-C1, Class XCL, IO, 0.081s, 2041	10,568,031	115,139	--	--	30,771,386	335,254
Ser. 07-C2, Class XCL, IO, 0.075s, 2040	10,151,687	140,093	39,532,885	545,554	31,118,974	429,442
Ser. 06-C7, Class XCL, IO, 0.072s, 2038	1,295,861	21,382	6,926,910	114,294	7,448,452	122,899
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 6.27s, 2017	175,000	175,191	184,000	184,201	214,000	214,234
FRB Ser. 05-LLFA, 6.12s, 2018	23,000	22,943	93,000	92,768	89,000	88,778
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 9s, 2036	--	--	176,995	186,956	176,995	186,956
IFB Ser. 07-5, Class 4A3, 8.16s, 2036	187,100	186,653	811,743	809,801	692,856	691,199
FRB Ser. 07-5, Class 4A2, 5.64s, 2037	607,102	602,256	1,534,809	1,522,558	1,303,856	1,293,449
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036	659,665	30,267	1,824,398	83,707	2,052,777	94,186
IFB Ser. 07-2, Class 2A13, IO, 1.37s, 2037	--	--	1,932,093	93,127	1,657,198	79,877
IFB Ser. 07-1, Class 2A3, IO, 1.31s, 2037	1,415,356	67,886	3,441,865	165,084	2,048,844	98,270
Ser. 06-9, Class 2A3, IO, 1.3s, 2036	--	--	2,642,701	123,423	2,456,771	114,740
IFB Ser. 06-9, Class 2A2, IO, 1.3s, 2037	1,398,912	66,044	1,872,644	88,409	1,718,609	81,137
IFB Ser. 06-8, Class 2A2, IO, 1.26s, 2036	--	--	555,906	19,974	1,297,115	46,607
IFB Ser. 06-7, Class 2A4, IO, 1.23s, 2036	--	--	3,082,546	108,739	3,313,600	116,890
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036	--	--	2,761,762	121,275	2,968,728	130,364
IFB Ser. 06-6, Class 1A2, IO, 1.18s, 2036	--	--	1,106,011	39,304	1,223,315	43,472
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036	--	--	1,522,207	61,492	1,678,989	67,825
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036	178,902	743	496,755	2,062	552,336	2,292
IFB Ser. 06-7, Class 1A3, IO, 0.03s, 2036	--	--	1,282,025	6,026	1,376,250	6,468
IFB Ser. 06-9, Class 1A6, IO, zero %, 2037	--	--	1,600,287	4,353	1,467,245	3,991
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 6.548s, 2034	41,661	42,038	102,590	103,518	102,850	103,781
Ser. 04-13, Class 3A6, 3.786s, 2034	266,000	256,448	771,000	743,313	838,000	807,907
Ser. 06-OA1, Class X, IO, 2.086s, 2046	1,418,320	44,766	1,211,977	38,253	3,275,406	103,380
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	159,315	2,326	542,840	7,925	493,232	7,201
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	409,490	1,152	1,395,012	3,923	1,343,345	3,778
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.063s, 2049	16,183,474	235,166	47,363,002	688,244	40,507,121	588,619
Merrill Lynch Floating Trust 144A
Ser. 06-1, Class X1TM, IO, 6.166s, 2022	5,468,000	64,670	4,841,000	57,255	5,713,000	67,568
FRB Ser. 06-1, Class TM, 5.82s, 2022	555,000	555,722	492,000	492,640	580,000	580,754
Ser. 06-1, Class X1A, IO, 1.44s, 2022	18,366,552	228,315	16,389,532	203,738	19,398,499	241,143
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.114s, 2030	--	--	137,000	143,516	127,000	133,041
FRB Ser. 05-A9, Class 3A1, 5.28s, 2035	466,895	462,227	1,355,984	1,342,424	1,474,363	1,459,620
Ser. 96-C2, Class JS, IO, 2.278s, 2028	324,621	30,647	191,454	18,075	73,048	6,896
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.093s, 2043	4,532,115	61,785	15,340,147	209,129	14,755,263	201,156
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.237s, 2044	2,505,267	21,921	7,553,564	66,094	8,312,796	72,737
Ser. 04-KEY2, Class XC, IO, 0.207s, 2039	2,903,252	62,034	7,922,514	169,282	9,376,548	200,350
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-1, Class X, IO, 0.135s, 2039	4,571,000	23,391	20,236,000	103,551	21,892,000	112,025
Ser. 07-7, Class X, IO, 0.02s, 2050	11,860,000	48,181	77,750,000	315,859	61,453,000	249,653
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.412s, 2040	207,611	62,154	528,464	158,209	517,537	154,938
Ser. 05-C3, Class X, IO, 5.556s, 2044	413,364	120,392	653,994	190,476	654,993	190,767
Ser. 06-C4, Class X, IO, 5.475s, 2016	1,015,000	335,898	2,542,000	841,235	2,615,000	865,393
Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032	67,000	68,996	--	--	--	--
Ser. 07-HQ11, Class A4, 5.447s, 2044	1,452,000	1,402,711	5,543,000	5,354,841	1,850,000	1,787,201
Ser. 05-HQ6, Class A4A, 4.989s, 2042	278,000	263,313	827,000	783,310	915,000	866,661
Ser. 04-HQ4, Class A7, 4.97s, 2040	144,000	136,980	427,000	406,184	473,000	449,941
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	14,000	14,067	124,000	124,591	115,000	115,548
Ser. 04-RR, Class F5, 6s, 2039	--	--	395,000	344,685	340,000	296,691
Ser. 04-RR, Class F6, 6s, 2039	--	--	395,000	327,617	350,000	290,294
Ser. 05-HQ6, Class X1, IO, 0.081s, 2042	8,229,564	86,064	18,154,988	189,864	18,034,560	188,604
Ser. 05-HQ5, Class X1, IO, 0.131s, 2042	3,259,445	25,719	8,936,722	70,516	7,034,656	55,508
Ser. 05-RR6, Class X, IO, 1.705s, 2043	988,974	50,724	2,869,013	147,152	4,616,530	236,782
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.361s, 2035	386,085	384,553	680,874	678,171	1,143,956	1,139,415
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.239s, 2030	53,000	53,794	215,000	218,222	206,000	209,087
Ser. 97-MC2, Class X, IO, 1.298s, 2012	325,797	880	90,262	244	--	--
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.76s,
2042 (United Kingdom)	165,000	165,114	--	--	--	--
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	--	--	813,000	830,569	757,000	773,359
Ser. 00-C1, Class J, 6 5/8s, 2010	--	--	118,000	109,655	189,000	175,634
Ser. 00-C2, Class J, 6.22s, 2033	--	--	276,000	276,403	291,000	291,425
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.86s, 2034 (Ireland)	116,000	116,000	558,000	558,000	544,000	544,000
Ser. 04-1A, Class E, 6.61s, 2034 (Ireland)	100,000	99,825	220,000	219,615	429,000	428,249
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036	101,025	699	283,649	1,961	294,334	2,035
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	342,787	325,762	1,211,919	1,151,729	1,346,114	1,279,258
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.894s, 2036	2,750,807	130,057	10,209,367	482,693	8,943,362	422,837
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	--	--	200,000	199,373	200,000	199,373
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	172,000	152,865	165,000	146,644
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	--	--	116,000	99,148	112,000	95,729
Ser. 04-1A, Class K, 5s, 2018 (Cayman Islands)	100,000	93,723	--	--	--	--
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	76,000	67,429	74,000	65,655
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 5.761s, 2034	19,619	19,825	9,699	9,801	17,856	18,043
FRB Ser. 05-18, Class 6A1, 5.251s, 2035	212,257	210,245	522,166	517,216	552,005	546,772
Ser. 05-9, Class AX, IO, 1.095s, 2035	1,947,702	27,998	5,297,899	76,157	5,065,917	72,823
Ser. 04-19, Class 2A1X, IO, 0.798s, 2035	569,514	4,983	--	--	--	--
Wachovia Bank Commercial Mortgage Trust
Ser. 04-C15, Class A4, 4.803s, 2041	215,000	202,349	637,000	599,518	705,000	663,516
Ser. 06-C28, Class XC, IO, 0.564s, 2048	3,142,666	83,658	10,949,900	291,486	11,032,786	293,693
Ser. 06-C29, IO, 0.528s, 2048	17,927,646	515,241	47,128,925	1,354,485	42,938,176	1,234,043
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.62s, 2018	--	--	164,000	163,969	156,000	155,970
Ser. 07-C31, IO, 0.431s, 2047	9,212,308	187,839	35,873,304	731,457	28,237,878	575,770
Ser. 03-C3, Class IOI, IO, 0.415s, 2035	516,041	15,261	3,877,256	114,659	3,880,962	114,769
Ser. 05-C18, Class XC, IO, 0.108s, 2042	12,771,261	129,245	21,792,449	220,540	25,163,488	254,655
Ser. 06-C23, Class XC, IO, 0.06s, 2045	4,886,136	29,561	32,205,522	194,843	35,351,867	213,879
Ser. 06-C26, Class XC, IO, 0.045s, 2045	17,870,971	66,480	14,234,947	52,954	8,815,814	32,795
WAMU Commercial Mortgage Securities Trust 144A
Ser. 07-SL2, Class A1, 5.308s, 2049	1,886,193	1,849,059	--	--	--	--
Ser. 07-SL2, Class X, IO, 0.852s, 2049	1,378,376	63,158	5,865,068	268,739	4,646,042	212,883
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.938s, 2043	450,522	23,177	2,409,747	123,970	2,590,752	133,282
Washington Mutual Asset Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036	--	--	46,000	40,424	44,000	38,667
Ser. 05-C1A, Class F, 5.3s, 2036	107,000	96,150	--	--	--	--
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.262s, 2036	286,287	282,776	662,039	653,919	664,902	656,747
Ser. 05-AR16, Class 2A1, 4.945s, 2035	--	--	--	--	97,680	96,803
Ser. 05-AR2, Class 2A1, 4.545s, 2035	128,102	125,636	322,368	316,160	337,853	331,347
Ser. 04-R, Class 2A1, 4.36s, 2034	131,453	128,824	330,752	324,137	347,108	340,166
Ser. 05-AR9, Class 1A2, 4.354s, 2035	402,244	394,626	--	--	146,664	143,887
Ser. 05-AR12, Class 2A5, 4.319s, 2035	1,425,000	1,382,436	4,555,000	4,418,946	4,382,000	4,251,113
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	--	--	9,846,000	93,885	9,480,000	90,395

Total collateralized mortgage obligations
(cost $64,679,696, $188,331,276 and $171,513,526)		$61,548,255		$179,216,725		$163,263,192

ASSET-BACKED SECURITIES(a)	Growth 0.7%		Balanced 2.0%		Conservative 4.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Vlaue

Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.37s, 2013	159,000	$161,072	--	$--	212,000	$214,762
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	9,485	9,041	14,690	14,001	14,270	13,601
Ser. 04-6N, Class Note, 4 3/4s, 2035	9,321	8,872	13,173	12,539	13,049	12,421

AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 5.73s,
2029	368,564	369,641	685,894	687,899	487,933	489,359
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.82s, 2012	89,067	89,263	543,613	544,809	436,119	437,079
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 7.82s, 2036	--	--	142,000	112,180	261,000	206,190
FRB Ser. 04-R10, Class A5, 5.71s, 2034	1,410	1,410	--	--	--	--
FRB Ser. 04-R11, Class A2, 5.69s, 2034	11,016	11,038	--	--	--	--
AMP CMBS 144A FRB Ser. 06-1A, Class A, 6.11s, 2047
(Cayman Islands)	--	--	--	--	440,000	440,000
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	--	--	286,000	287,528	223,000	224,191
Ser. 04-1A, Class E, 6.42s, 2039	--	--	240,272	235,073	227,202	222,285
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036	--	--	89,000	61,130	58,000	39,838
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.82s, 2035	50,000	35,859	--	--	117,000	83,910
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE7, Class A2, 5.7s, 2034	13,902	13,904	--	--	--	--
FRB Ser. 04-HE6, Class A2, 5.68s, 2034	95,734	96,207	339,031	340,707	325,250	326,858
FRB Ser. 05-HE1, Class A3, 5.61s, 2035	645	645	4,775	4,775	4,729	4,729
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011	110,000	110,877	280,000	282,231	250,000	251,992
Bay View Auto Trust
Ser. 05-LJ2, Class D, 5.27s, 2014	62,000	61,206	139,000	137,219	134,000	132,283
Ser. 05-LJ2, Class C, 4.92s, 2014	100,000	98,701	46,000	45,402	45,000	44,415
Bayview Commercial Asset Trust 144A Ser. 06-4A,
Class IO, IO, 1.14s, 2036	378,214	52,307	1,099,369	152,043	1,301,214	179,958
Bayview Financial Acquisition Trust
FRB Ser. 03-G, Class A1, 5.92s, 2039	550,000	550,000	1,012,000	1,012,000	944,000	944,000
Ser. 04-B, Class A1, 5.82s, 2039	--	--	861,452	861,448	1,131,240	1,131,235
FRB Ser. 04-D, Class A, 5.71s, 2044	104,312	104,329	340,962	341,015	332,866	332,918
Ser. 05-B, Class A, IO, 4.466s, 2039	1,182,034	12,048	1,135,032	11,569	2,957,545	30,146
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.67s, 2038	54,401	54,673	161,939	162,748	126,515	127,147
FRB Ser. 03-SSRA, Class A, 6.02s, 2038	54,401	54,510	161,939	162,263	126,515	126,768
FRB Ser. 04-SSRA, Class A1, 5.92s, 2039	129,220	129,349	187,815	188,003	181,994	182,176
Bear Stearns Asset Backed Securities Trust IFB Ser.
07-AC5, Class A6, IO, 1.23s, 2037	836,000	25,341	5,247,000	159,050	4,296,000	130,223
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.32s, 2035	--	--	146,000	87,600	161,000	96,600
FRB Ser. 06-PC1, Class M9, 7.07s, 2035	--	--	--	--	100,000	65,000
FRB Ser. 03-3, Class A2, 5.91s, 2043	125,204	125,360	434,763	435,306	343,078	343,507
FRB Ser. 03-1, Class A1, 5.82s, 2042	128,208	128,408	365,779	366,350	260,232	260,639
FRB Ser. 05-3, Class A1, 5.77s, 2035	147,376	147,606	--	--	--	--
FRB Ser. 03-ABF1, Class A, 5.69s, 2034	28,062	28,079	--	--	--	--
FRB Ser. 06-2, Class A1, 5.45s, 2036	312,826	312,630	--	--	--	--
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036	--	--	108,000	70,200	--	--
Bombardier Capital Mortgage Securitization Corp.
Ser. 99-B, Class A2, 6.975s, 2012	--	--	52,562	37,582	67,778	48,461
Ser. 01-A, Class A, 6.805s, 2030	140,595	140,641	215,439	215,510	205,996	206,064
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009	--	--	500,000	477,500	500,000	477,500
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.07s, 2010	--	--	65,000	65,322	53,000	53,263
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	8,299	8,207	32,722	32,358	30,351	30,014
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)	--	--	116,116	116,442	148,658	149,076
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)	--	--	15,183	15,205	15,183	15,205
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.4s, 2010	170,000	171,549	470,000	474,281	420,000	423,826
Chase Funding Loan Acquisition Trust FRB Ser. 04-AQ1,
Class A2, 5.72s, 2034	98,823	99,132	--	--	--	--
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	13,691	13,509	26,191	25,843	32,824	32,388
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.436s, 2010	110,000	110,520	240,000	241,134	210,000	210,993
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.82s, 2035	41,000	26,150	--	--	--	--
FRB Ser. 05-HE4, Class M12, 7.37s, 2035	49,000	28,802	--	--	--	--
Ser. 03-HE3, Class A, 5.7s, 2033	788,665	791,031	--	--	--	--
Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser.
03-HE4, Class A, 5.73s, 2033	301,550	302,455	--	--	--	--
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	128,258	23,833	483,641	89,872	304,613	56,604
Ser. 00-4, Class A6, 8.31s, 2032	162,000	143,370	2,707,000	2,395,695	2,657,000	2,351,445
Ser. 00-5, Class A6, 7.96s, 2032	554,000	499,312	2,190,000	1,973,816	2,006,000	1,807,980
Ser. 02-1, Class M1F, 7.954s, 2033	--	--	510,000	525,267	676,000	696,237
Ser. 02-2, Class M1, 7.424s, 2033	83,000	84,264	216,000	219,291	154,000	156,346
FRB Ser. 02-1, Class M1A, 7.37s, 2033	725,000	713,037	1,996,000	1,963,065	1,264,000	1,243,143
Ser. 01-4, Class A4, 7.36s, 2033	464,072	473,500	1,162,469	1,186,085	1,137,755	1,160,869
Ser. 00-6, Class A5, 7.27s, 2031	197,492	194,022	513,652	504,628	365,533	359,111
Ser. 01-1, Class A5, 6.99s, 2032	660,413	627,480	3,355,587	3,188,252	2,927,417	2,781,434
Ser. 01-3, Class A4, 6.91s, 2033	--	--	382,684	372,624	376,842	366,935
Ser. 02-1, Class A, 6.681s, 2033	218,375	219,379	681,700	684,833	555,759	558,313
Ser. 01-4, Class A, IO, 2 1/2s, 2033	684,733	2,920	1,534,326	6,544	1,018,832	4,345
Countryplace Manufactured Housing Contract Ser. 05-1,
Class A1, 4.23s, 2035	52,947	52,727	--	--	--	--
Countrywide Asset Backed Certificates
FRB Ser. 04-5, Class 4A3, 5.64s, 2034	42,924	43,059	151,196	151,672	145,558	146,016
FRB Ser. 04-13, Class AV2, 5.58s, 2034	5,712	5,713	20,131	20,134	19,300	19,302
Countrywide Asset Backed NIM Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	4,263	4,220	12,478	12,353	11,571	11,455
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	--	--	260	130	247	124
Ser. 04-14, Class N, 5s, 2036	2,253	2,152	8,877	8,478	8,787	8,392
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.022s, 2046	781,818	28,097	2,314,404	83,174	2,550,860	91,672
Ser. 05-9, Class 1X, IO, 1.669s, 2035	602,572	10,357	2,136,223	36,716	2,043,152	35,117
Ser. 05-2, Class 2X, IO, 1.16s, 2035	927,248	18,980	2,578,763	52,784	2,463,081	50,416
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	131,778	137,567	--	--	246,570	257,403
IFB Ser. 05-R1, Class 1AS, IO, 0.8s, 2035	294,571	8,343	2,106,151	59,652	2,100,340	59,488
IFB Ser. 05-R2, Class 1AS, IO, 0.421s, 2035	276,778	8,060	1,791,805	52,177	1,651,209	48,083
Credit-Based Asset Servicing and Securitization FRB
Ser. 02-CB2, Class A2, 5.87s, 2032	44,005	44,071	--	--	--	--
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	--	--	339,000	318,236	313,000	293,829
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	58,306	55,391	81,443	77,371	88,847	84,405
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	--	--	204,000	205,990	214,000	216,088
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.86s, 2035	--	--	143,000	143,045	138,000	138,043
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	--	--	16,152	17	14,683	15
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 04-FF10, Class A2, 5.72s, 2032	41,170	41,214	--	--	--	--
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	140,000	137,704	240,000	236,064	130,000	127,868
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	--	--	42,218	376	40,939	364
Ser. 04-3, Class A, 4 1/2s, 2034	446	6	1,473	21	1,141	17
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.8s, 2010	100,000	100,109	403,620	404,060	374,560	374,968
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.62s, 2019	--	--	269,000	268,997	271,000	270,997
Ser. 04-1A, Class B, 6.17s, 2018	24,283	24,268	26,468	26,453	25,740	25,725
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	--	--	443,000	438,421	442,000	437,431
GEBL 144A
Ser. 04-2, Class D, 8.07s, 2032	--	--	137,682	135,746	169,333	166,949
Ser. 04-2, Class C, 6.17s, 2032	--	--	102,866	102,609	169,333	168,909
Granite Mortgages PLC
FRB Ser. 03-2, Class 1C, 6.908s, 2043 (United Kingdom)	275,000	278,877	--	--	--	--
FRB Ser. 03-3, Class 1C, 6.808s, 2044 (United Kingdom)	60,000	61,086	230,000	234,163	--	--
FRB Ser. 02-2, Class 1C, 6.608s, 2043 (United Kingdom)	76,705	77,165	196,023	197,199	187,500	188,625
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	--	--	238,206	220,638	322,794	298,987
Ser. 99-5, Class A5, 7.86s, 2030	464,459	443,558	3,011,680	2,876,154	2,460,561	2,349,836
Ser. 97-2, Class A7, 7.62s, 2028	208,535	213,955	--	--	--	--
Ser. 97-6, Class A9, 7.55s, 2029	74,927	76,603	--	--	139,924	143,054
Ser. 97-4, Class A7, 7.36s, 2029	14,248	14,552	55,695	56,884	120,026	122,587
Ser. 95-8, Class M1, 7.3s, 2026	52,281	54,403	--	--	--	--
Ser. 96-10, Class M1, 7.24s, 2028	--	--	449,000	449,000	625,000	625,000
Ser. 97-6, Class M1, 7.21s, 2029	293,000	271,142	688,000	636,675	946,000	875,428
Ser. 96-2, Class A4, 7.2s, 2027	284,097	288,911	--	--	--	--
Ser. 97-6, Class A8, 7.07s, 2029	50,749	50,999	--	--	57,128	57,409
Ser. 99-4, Class A5, 6.97s, 2031	31,255	31,311	--	--	--	--
Ser. 98-4, Class A7, 6.87s, 2030	60,089	59,338	152,534	150,628	108,366	107,012
Ser. 97-7, Class A8, 6.86s, 2029	9,849	9,922	38,501	38,786	82,972	83,586
Ser. 99-3, Class A7, 6.74s, 2031	108,000	106,468	147,000	144,915	151,000	148,858
Ser. 99-3, Class A6, 6 1/2s, 2031	--	--	235,000	232,613	228,000	225,684
Ser. 99-2, Class A7, 6.44s, 2030	--	--	584,369	564,676	814,426	786,979
Ser. 99-1, Class A6, 6.37s, 2025	87,000	87,435	--	--	--	--
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	148,145	140,911	703,091	668,760	670,588	637,844
Ser. 99-5, Class M1A, 8.3s, 2026	--	--	198,000	199,386	157,000	158,099
Ser. 99-5, Class A4, 7.59s, 2028	209,171	211,525	457,915	463,069	313,756	317,288

GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	--	--	257,594	257,342	252,014	251,731
GSAMP Trust FRB Ser. 05-HE3, Class A1B, 5.58s, 2035	35,101	35,106	--	--	--	--
GSAMP Trust 144A Ser. 05-NC1, Class N, 5s, 2035	207	199	546	524	524	503
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	40,434	42,550	--	--	79,744	83,918
Ser. 05-RP3, Class 1A3, 8s, 2035	129,702	135,209	--	--	254,508	265,315
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	106,444	109,579	--	--	208,631	214,775
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	82,857	86,364	226,175	235,751	216,658	225,831
Ser. 05-RP1, Class 1A2, 7 1/2s, 2035	107,757	110,986	--	--	--	--
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	94,776	97,618	261,149	268,981	249,302	256,779
IFB Ser. 04-4, Class 1AS, IO, 0.775s, 2034	3,133,321	88,914	1,936,867	54,962	9,421,837	267,363
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.87s, 2030 (Cayman Islands)	--	--	250,000	249,350	250,000	249,350
FRB Ser. 05-1A, Class D, 6.85s, 2030 (Cayman Islands)	--	--	144,732	140,520	138,818	134,778
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	--	--	114,902	99,965	126,176	109,773
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.856s, 2036 (Cayman Islands)	--	--	513,091	492,567	466,923	448,246
Home Equity Asset Trust
FRB Ser. 04-7, Class A3, 5.71s, 2035	30,906	30,910	--	--	--	--
FRB Ser. 04-8, Class A4, 5.68s, 2035	2,437	2,437	--	--	--	--
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034 (Cayman Islands)	4,833	4,592	--	--	9,231	8,769
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	81,199	80,581	77,744	77,152	72,561	72,009
Impac CMB Trust FRB Ser. 04-8, Class 1A, 5.68s, 2034	14,656	14,647	--	--	--	--
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	185,000	173,930	171,000	160,768	176,000	165,468
Lehman Mortgage Trust
IFB Ser. 06-7, Class 4A2, IO, 2.43s, 2036	--	--	1,002,711	54,048	1,079,347	58,179
Ser. 07-1, Class 3A2, IO, 1.93s, 2037	--	--	1,288,155	76,843	1,171,320	69,873
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 8.32s,
2036 (Cayman Islands)	105,000	110,582	595,000	626,633	460,000	484,455
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	--	--	30,145	29,399	32,377	31,577
FRB Ser. 02-1A, Class A1, 6.02s, 2024	25,374	25,531	107,526	108,192	105,767	106,423
Ser. 04-2A, Class D, 5.389s, 2026	--	--	21,364	20,413	20,954	20,020
Ser. 04-1A, Class C, 5.265s, 2026	--	--	54,191	53,125	50,320	49,330
Master Asset Backed Securities Trust
FRB Ser. 04-HE1, Class A1, 5.72s, 2034	5,993	6,015	--	--	--	--
FRB Ser. 04-OPT2, Class A2, 5.67s, 2034	29,217	29,318	--	--	--	--
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	526	237	1,852	833	1,799	810
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	144,415	149,079	--	--	548,067	565,768
Ser. 05-1, Class 1A4, 7 1/2s, 2034	113,401	117,090	315,902	326,180	301,438	311,245
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010	170,000	171,591	470,000	474,400	420,000	423,932
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.94s, 2027	320,749	304,712	460,733	437,696	379,167	360,209
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 02-HE1, Class A2, 6.32s, 2032	7,887	7,891	--	--	--	--
FRB Ser. 04-HE2, Class A1A, 5.72s, 2035	9,595	9,605	--	--	--	--
FRB Ser. 04-WMC5, Class A2A, 5.69s, 2035	951	948	--	--	--	--
Ser. 04-WMC3, Class B3, 5s, 2035	31,000	30,380	92,000	90,160	85,000	83,300
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	2,712	2,671	4,254	4,191	3,927	3,868
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	4,113	4,051	6,745	6,644	5,867	5,779
Ser. 05-WM1N, Class N1, 5s, 2035	990	982	2,750	2,728	2,627	2,606
Ser. 04-WM1N, Class N1, 4 1/2s, 2034 (In default) (NON)	1,604	160	3,041	304	3,759	376
Ser. 04-WM3N, Class N1, 4 1/2s, 2035 (In default) (NON)	--	--	9,640	9,351	8,614	8,356
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	52,661	51,309	202,863	197,654	156,785	152,759
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class A4, 5.7s, 2034	27,916	27,924	--	--	--	--
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012	--	--	28,091	27,680	26,254	25,869
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.85s, 2015 (Cayman Islands)	101,438	101,488	176,257	176,345	166,905	166,988
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	48,179	47,106	113,220	110,698	109,005	106,577
Ser. 04-B, Class C, 3.93s, 2012	11,093	10,783	42,859	41,662	47,397	46,074
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	93,477	89,853	317,630	305,316	278,523	267,724
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.911s, 2035	80,602	81,077	106,661	107,290	104,236	104,851
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	--	--	100,951	103,354	92,834	95,044
Novastar Home Equity Loan
FRB Ser. 04-4, Class A1B, 5.72s, 2035	3,212	3,213	--	--	--	--
FRB Ser. 04-3, Class A3D, 5.68s, 2034	2,985	2,986	--	--	--	--
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	78,619	70,214	305,852	273,154	299,258	267,265
Ser. 95-B, Class B1, 7.55s, 2021	--	--	185,000	115,625	267,000	166,875
Ser. 01-E, Class A4, 6.81s, 2031	656,150	570,699	865,127	752,460	936,852	814,844
Ser. 99-A, Class A3, 6.09s, 2029	236,092	217,497	--	--	--	--
Ser. 01-E, Class A, IO, 6s, 2009	172,321	18,649	588,436	63,683	394,575	42,703
Ser. 01-D, Class A3, 5.9s, 2022	23,975	19,180	75,255	60,204	53,944	43,155
Ser. 02-C, Class A1, 5.41s, 2032	310,100	279,474	916,078	825,606	847,727	764,006
Ser. 01-D, Class A2, 5.26s, 2019	55,450	39,589	--	--	338,959	242,006
Ser. 02-A, Class A2, 5.01s, 2020	223,631	198,769	--	--	111,815	99,385
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	--	--	94,654	83,150	125,277	110,051
Ser. 01-B, Class A3, 6.535s, 2023	--	--	78,855	72,592	56,837	52,323
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.66s, 2018 (Ireland)	23,000	23,230	133,000	134,330	123,000	124,230
FRB Ser. 05-A, Class D, 6.86s, 2012 (Ireland)	27,000	27,000	149,000	149,000	150,000	150,000
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035	--	--	46,000	32,674	51,000	36,225
Origen Manufactured Housing
Ser. 04-B, Class A3, 4 3/4s, 2021	56,000	53,723	--	--	--	--
Ser. 04-B, Class A2, 3.79s, 2017	101,698	100,192	64,974	64,012	60,030	59,141
Park Place Securities, Inc.
FRB Ser. 04-MCW1, Class A2, 5.7s, 2034	44,612	44,696	--	--	--	--
FRB Ser. 04-WCW1, Class A2, 5.7s, 2034	24,132	24,134	85,465	85,473	82,000	82,008
FRB Ser. 04-WHQ2, Class A3A, 5.67s, 2035	7,650	7,651	61,779	61,790	59,925	59,935
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.82s, 2034	--	--	88,000	70,400	97,000	77,600
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034	--	--	5,055	4,767	5,055	4,767
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.51s, 2042 (United Kingdom)	110,000	110,756	280,000	281,924	270,000	271,855
FRB Ser. 4, Class 3C, 6.16s, 2042 (United Kingdom)	177,000	178,278	500,000	503,610	503,000	506,632
FRB Ser. 5, Class 2C, 6.01s, 2042 (United Kingdom)	169,000	168,894	445,000	444,722	405,000	404,747
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.355s, 2011 (United Kingdom)	134,000	133,994	474,000	473,978	422,000	421,981
FRB Ser. 04-2A, Class C, 6.24s, 2011 (United Kingdom)	--	--	180,000	178,621	166,230	164,956
Popular ABS Mortgage Pass-Through Trust FRB Ser. 04-4,
Class AV1, 5.66s, 2034	5,060	5,073	--	--	--	--
Providian Gateway Master Trust 144A
FRB Ser. 04-EA, Class D, 6 1/4s, 2011	217,000	217,577	125,000	125,332	116,000	116,308
Ser. 04-DA, Class D, 4.4s, 2011	--	--	201,000	200,168	186,000	185,230
Renaissance Home Equity Loan Trust FRB Ser. 04-3,
Class AV1, 5.74s, 2034	202,193	202,435	--	--	--	--
Residential Asset Mortgage Products, Inc.
Ser. 02-SL1, Class AI3, 7s, 2032	107,228	106,801	349,584	348,192	219,926	219,050
FRB Ser. 06-RZ2, Class A2, 5.49s, 2036	289,000	288,639	--	--	--	--
Residential Asset Securities Corp.
FRB Ser. 04-KS10, Class A, 5.64s, 2029	3,575	3,575	--	--	--	--
FRB Ser. 06-EMX3, Class A2, 5 1/2s, 2036	1,216,000	1,216,973	--	--	--	--
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.82s, 2035	43,000	25,800	229,000	137,400	251,000	150,570
Ser. 04-NT12, Class Note, 4.7s, 2035	--	--	1,224	1,195	1,293	1,263
Ser. 04-NT, Class Note, 4 1/2s, 2034	23,045	18,436	33,492	26,793	36,103	28,883
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.37s, 2037	1,046,518	49,439	4,586,910	216,691	3,934,317	185,862
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.58s, 2033	134,497	133,907	320,847	319,443	353,256	351,710
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	2,566	8	3,381	10	7,825	24
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	18,358	734	4,166	167	--	--
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	--	--	49,135	5	--	--
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	11,075	326	1,824	53	1,046	31
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	--	--	3,582	72	2,792	56
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	--	--	13,439	58	10,582	46
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	--	--	17,378	28	11,202	18
Saxon Asset Securities Trust FRB Ser. 04-3, Class A,
5.66s, 2034	41,083	41,115	--	--	--	--
Sequoia Mortgage Funding Co. 144A Ser. 04-A,
Class AX1, IO, 0.8s, 2008	843,226	3,374	--	--	--	--
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands) (In
default) (NON)	30,811	1	31,792	1	31,792	1
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.82s, 2035	58,000	42,630	--	--	134,000	98,490
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.67s, 2034	60,593	60,587	234,373	234,349	242,371	242,347
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 6.156s, 2035	--	--	--	--	225,000	112,500
Structured Asset Receivables Trust 144A FRB Ser. 05-1,

5.86s, 2015	--	--	1,153,842	1,152,399	1,111,580	1,110,190
Structured Asset Securities Corp.
Ser. 07-4, Class 1A3, IO, 5s, 2037	4,566,000	115,657	13,996,000	354,519	14,310,000	362,472
Ser. 07-4, Class 1A4, IO, 5s, 2037	4,566,000	121,090	13,996,000	371,174	14,310,000	379,501
Structured Asset Securities Corp. 144A Ser. 06-RF4,
Class 1A, IO, 0.356s, 2036	--	--	2,454,475	44,753	2,097,340	38,241
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
5.4s, 2037	186,126	185,923	--	--	--	--
Thornburg Mortgage Securities Trust FRB Ser. 06-4,
Class A2B, 5.44s, 2011	325,475	325,475	--	--	--	--
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	--	--	349,000	331,306	299,000	283,841
TIAA Real Estate CDO, Ltd. 144A
FRB Ser. 02-1A, Class III, 7.6s, 2037 (Cayman Islands)	100,000	101,430	384,000	389,491	278,000	281,975
Ser. 02-1A, Class IIFX, 6.77s, 2037 (Cayman Islands)	200,000	203,280	--	--	--	--
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012	35,810	35,403	--	--	29,490	29,155
Ser. 04-3, Class D, 4.07s, 2012	14,608	14,510	58,967	58,566	53,654	53,290
Ser. 04-4, Class D, 3.58s, 2012	32,662	32,232	26,130	25,786	25,239	24,907
Ser. 04-1, Class D, 3.17s, 2011	3,406	3,400	8,881	8,867	8,614	8,600
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.255s, 2044 (United Kingdom)	--	--	291,103	291,088	291,881	291,866

Total asset-backed securities
(cost $19,233,346, $47,670,749 and $47,581,994)		$18,908,341		$46,353,161		$46,272,851

PURCHASED OPTIONS OUTSTANDING(a)		Growth 0.2%		Balanced 0.6%		Conservative 1.0%
	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate swap of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2009.	Apr 09 / 5.385	$5,940,000	$264,639	$32,873,000	$1,464,558	$20,822,000	$927,662

Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate swap of 5.385%
versus the three month USD-LIBOR-BBA maturing
April 16, 2009.	Apr 09 / 5.385	5,940,000	100,445	32,873,000	555,882	20,822,000	352,100

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.325% versus the three month USD-LIBOR-BBA
maturing April 8, 2009.	Apr 09 / 5.325	6,132,000	97,238	29,348,000	465,386	23,230,000	368,370

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.325% versus the three month USD-LIBOR-BBA
maturing April 8, 2009.	Apr 09 / 5.325	6,132,000	291,913	29,348,000	1,397,106	23,230,000	1,105,860

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May 08 / 5.198	2,794,000	125,966	9,744,000	439,304	7,233,000	326,097

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May 08 / 5.198	2,794,000	21,255	9,744,000	74,126	7,233,000	55,024

Option on an interest rate swap with Goldman Sachs,
International for the right to pay a fixed rate swap
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr 08 / 5.16	1,586,000	74,096	--	--	--	--

Option on an interest rate swap with Goldman Sachs,
International for the right to receive a fixed rate
swap of 5.16% versus the three month USD-LIBOR-BBA
maturing April 28, 2018.	Apr 08 / 5.16	1,586,000	10,601	--	--	--	--

Option on an interest rate swap with Goldman Sachs,
International for the right to pay a fixed rate swap
of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2008.	Apr 08 / 4.965	19,000,000	530,003	53,000,000	1,478,430	48,000,000	1,338,955

Option on an interest rate swap with Goldman Sachs,
International for the right to receive a fixed rate
swap of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2008.	Apr 08 / 4.965	19,000,000	76,593	53,000,000	213,654	48,000,000	193,498

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 23, 2008.	May 08 / 5.45	14,575,000	184,036	--	--	--	--

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 23, 2008.	May 08 / 5.45	14,575,000	470,348	--	--	--	--

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan 08 / 5.39	10,076,000	309,630	19,812,000	608,813	16,390,000	503,657

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.39% versus the three month USD-LIBOR-BBA maturing
on January 29, 2018.	Jan 08 / 5.39	10,076,000	80,619	19,812,000	158,518	16,390,000	131,138

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.34%
versus the three month USD-LIBOR-BBA maturing on
February 15, 2018.	Feb 08 / 5.34	1,597,000	54,620	--	--	--	--

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.34% versus the three month USD-LIBOR-BBA maturing
on February 15, 2018.	Feb 08 / 5.34	1,597,000	11,990	--	--	--	--

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 8, 2009.	Apr 09 / 5.315	6,132,000	295,487	29,348,000	1,414,213	23,230,000	1,119,400

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 8, 2009.	Apr 09 / 5.315	6,132,000	94,240	29,348,000	451,035	23,230,000	357,010

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 8, 2018.	May 08 / 5.235	5,616,000	42,698	16,824,000	127,913	13,370,000	101,652

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May 08 / 5.235	5,616,000	239,756	16,824,000	718,243	13,370,000	570,787

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May 08 / 5.22	2,794,000	20,879	9,744,000	72,816	7,233,000	54,051

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May 08 / 5.22	2,794,000	122,095	9,744,000	425,803	7,233,000	316,075

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May 08 / 5.215	8,228,000	361,845	24,406,000	1,073,310	19,430,000	854,479

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May 08 / 5.215	8,228,000	60,803	24,406,000	180,355	19,430,000	143,584

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.175% versus the three month USD-LIBOR-BBA maturing
on April 29, 2008.	Apr 08 / 5.175	9,000,000	58,234	27,000,000	174,701	24,000,000	155,290

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.175%
versus the three month USD-LIBOR-BBA maturing on
April 29, 2008.	Apr 08 / 5.175	9,000,000	410,324	27,000,000	1,230,973	24,000,000	1,094,198

Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed

rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 4, 2018.	Jan 08 / 5.348	5,076,000	164,072	14,572,000	471,011	12,403,000	400,902

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan 08 / 5.348	5,076,000	38,253	14,572,000	109,815	12,403,000	93,469

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May 08 / 5.21	1,646,000	12,302	4,881,000	36,481	3,886,000	29,044

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May 08 / 5.21	1,646,000	70,992	4,881,000	210,518	3,886,000	167,603

Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May 08 / 5.20	4,114,000	30,028	12,203,000	89,070	9,715,000	70,910

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May 08 / 5.20	4,114,000	179,691	12,203,000	533,003	9,715,000	424,332

Total purchased options outstanding
(cost $4,181,318, $12,147,152 and $9,618,894)			$4,905,691		$14,175,037		$11,255,147

WARRANTS(a)(NON)			Growth 0.2%		Balanced --%		Conservative --%

	Expiration date	Strike Price	Warrants	Value	Warrants	Value	Warrants	Value

Abu Dhabi Commercial Bank 144A	6/20/10	$ 0.01	163,700	$314,222	--	$--	--	$--
Dayton Superior Corp. 144A (F)	6/15/09	0.01	630	10,806	--	--	330	5,660
iShares MSCI EMI 144A	10/11/07	0.01	34,400	4,556,005	--	--	--	--
Ubiquitel, Inc. 144A	4/15/10	22.74	--	--	--	--	590	6

Total warrants (cost $4,536,572, $-- and $34,031)				$4,881,033		$--		$5,666

SENIOR LOANS(a)(c)			Growth --%		Balanced --%		Conservative --%
			Principal		Principal		Principal
			amount	Value	amount	Value	amount	Value

Sandridge Energy bank term loan FRN 8.975s, 2014			$100,000	$102,000	$95,000	$96,900	$45,000	$45,900
Sandridge Energy bank term loan FRN 8 5/8s, 2015			410,000	418,200	400,000	408,000	190,000	193,800

Total senior loans
(cost $510,000, $495,000 and $235,000)				$520,200		$504,900		$239,700

CONVERTIBLE BONDS AND NOTES
(a) (cost $439,751, $434,322 and $200,874)			Growth --%		Balanced --%		Conservative --%
			Principal		Principal		Principal
			amount	Value	amount	Value	amount	Value

DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026			$405,000	$443,475	$400,000	$438,000	$185,000	$202,575

MUNICIPAL BONDS AND NOTES(a)			Growth --%		Balanced --%		Conservative 0.1%
			Principal		Principal		Principal
	Rating(RAT)		amount	Value	amount	Value	amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3		$--	$--	$220,000	$224,572	$230,000	$234,779
WV Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.467s, 6/1/47	Baa3		--	--	660,000	670,850	520,000	528,549

Total municipal bonds and notes
(cost $--, $879,976 and $749,975)				$--		$895,422		$763,328

SHORT-TERM INVESTMENTS(a)			Growth 18.2%		Balanced 21.4%		Conservative 28.1%
			Principal		Principal		Principal
			amount/shares	Value	amount/shares	Value	amount/shares	Value

Atlantic Asset Securitization Corp. for an effective
yield of 5.36%, July 12, 2007			$3,700,000	$3,693,952	$--	$--	$--	$--
CHARTA, LLC for an effective yield of 5.32%,
August 2, 2007			9,500,000	9,455,498	--	--	--	--
Stratford Receivables Co., LLC for an effective yield
of 5.34%, July 23, 2007			11,000,000	10,964,306	--	--	--	--
Interest in $778,000,000 joint tri-party repurchase
agreement dated June 29, 2007 with Bank of America
Securities, LLC due July 2, 2007 with respect to
various U.S. Government obligations -- maturity value
of $50,772,541, $39,767,656 and $37,016,434 (for
Growth Portfolio, Balanced Portfolio and Conservative
Portfolio, respectively) for an effective yield
of 5.33% (collateralized by Fannie Mae securities with
a yield of 5.00% and a due date of July 1, 2035 valued
at $793,560,000)			50,750,000	50,750,000	39,750,000	39,750,000	37,000,000	37,000,000
Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 5.53% and
due dates ranging from July 2, 2007 to August 20, 2007
(d)			198,359,219	198,034,058	132,202,205	131,982,345	17,356,412	17,327,509
Putnam Prime Money Market Fund (e)			207,024,748	207,024,748	331,703,559	331,703,559	247,766,914	247,766,914

Total short-term investments
(cost $479,922,562, $503,435,904 and $302,094,423)				$479,922,562		$503,435,904	$302,094,423

Total investments
(cost $2,526,931,876, $2,435,930,236 and $1,221,815,929) (b)				$2,916,343,618	$2,736,587,494		$1,305,104,904

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07 (aggregate face value $516,375,271) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$132,001,821	$130,831,766	7/18/07	$1,170,055
Brazilian Real	9,749,754	9,318,759	7/18/07	430,995
British Pound	81,212,175	80,383,906	9/19/07	828,269
Canadian Dollar	14,901,893	14,397,666	7/18/07	504,227
Chilean Peso	5,715,803	5,796,811	7/18/07	(81,008)
Danish Krone	866,760	855,469	9/19/07	11,291
Euro	114,706,377	114,294,375	9/19/07	412,002
Hong Kong Dollar	2,759,872	2,762,999	8/15/07	(3,127)
Hungarian Forint	6,204,339	5,976,082	9/19/07	228,257
Indian Rupee	2,251,283	2,252,802	8/16/07	(1,519)
Japanese Yen	1,897,659	1,928,735	8/15/07	(31,076)
New Zealand Dollar	1,966,208	1,867,140	7/18/07	99,068
Norwegian Krone	86,426,226	85,150,805	9/19/07	1,275,421
Polish Zloty	2,018,094	1,990,757	9/19/07	27,337
Singapore Dollar	609,667	617,200	8/15/07	(7,533)
South African Rand	1,004,130	1,002,164	7/18/07	1,966
Swedish Krona	20,571,557	20,354,395	9/19/07	217,162
Swiss Franc	37,031,798	36,593,440	9/19/07	438,358

Total				$5,520,145

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07 (aggregate face value $782,888,379) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$52,103,828	$50,970,272	7/18/07	$(1,133,556)
Brazilian Real	980,749	967,074	8/15/07	(13,675)
British Pound	76,799,707	75,723,801	9/19/07	(1,075,906)
Canadian Dollar	71,254,778	70,203,286	7/18/07	(1,051,492)
Czech Koruna	4,171,019	4,154,377	9/19/07	(16,642)
Euro	204,259,057	203,355,359	9/19/07	(903,698)
Japanese Yen	151,578,232	156,442,054	8/15/07	4,863,822
Mexican Peso	2,885,492	2,863,391	7/18/07	(22,101)
New Zealand Dollar	5,462,943	5,084,222	7/18/07	(378,721)
Norwegian Krone	36,688,913	36,070,072	9/19/07	(618,841)
Singapore Dollar	5,249,775	5,288,658	8/15/07	38,883
South Korean Won	977,624	975,374	8/16/07	(2,250)
Swedish Krona	66,638,733	65,559,148	9/19/07	(1,079,585)
Swiss Franc	91,902,522	91,328,844	9/19/07	(573,678)
Taiwan Dollar	14,075,771	13,902,447	8/15/07	(173,324)

Total				$(2,140,764)

Putnam Asset Allocation: Growth Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	1,013	$105,657,092	Sep-07	$(764,629)
Dow Jones Euro Stoxx 50 Index (Short)	712	43,504,291	Sep-07	(835,906)
Euro-Bobl 5 yr (Long)	24	3,445,071	Sep-07	(10,066)
Euro-Bund 10 yr (Long)	258	38,668,541	Sep-07	(255,503)
Euro-Bund 10 yr (Short)	113	16,936,222	Sep-07	108,282
Euro-CAC 40 Index (Long)	418	34,342,418	Jul-07	834,400
Euro-Dollar 90 day (Long)	98	23,223,550	Mar-08	(86,017)
Euro-Dollar 90 day (Short)	127	30,057,725	Sep-07	(9,945)
Euro-Dollar 90 day (Short)	211	50,014,913	Sep-08	284,138
Euro-Dollar 90 day (Long)	90	21,295,126	Sep-09	(131,719)
FTSE 100 Index (Short)	831	110,731,717	Sep-07	(1,137,938)
Hang Seng Index (Long)	133	18,607,853	Jul-07	(37,490)
Japanese Government Bond 10 yr (Long)	11	11,792,350	Sep-07	(28,626)
Japanese Government Bond 10 yr (Short)	10	10,720,318	Sep-07	(50,385)
OMXS 30 Index (Short)	211	3,872,812	Jul-07	81,452
Russell 2000 Index Mini (Long)	805	67,789,050	Sep-07	(1,236,433)
Russell 2000 Index Mini (Short)	2,322	195,535,620	Sep-07	3,804,752
S&P 500 Index (Long)	123	46,598,550	Sep-07	(379,645)
S&P 500 Index E-Mini (Long)	4,963	376,071,325	Sep-07	(6,987,448)
S&P 500 Index E-Mini (Short)	446	33,795,650	Sep-07	349,218
S&P ASX 200 Index (Long)	339	45,095,570	Sep-07	(554,495)
S&P ASX 200 Index (Short)	29	3,857,733	Sep-07	47,214
S&P Mid Cap 400 Index E-Mini (Long)	40	3,616,800	Sep-07	(45,890)
S&P Mid Cap 400 Index E-Mini (Short)	337	30,471,540	Sep-07	867,186
S&P/MIB Index (Long)	119	34,112,891	Sep-07	464,898
SGX MSCI Singapore Index (Short)	32	1,821,519	Jul-07	27,068
Tokyo Price Index (Long)	113	16,288,371	Sep-07	29,410
Tokyo Price Index (Short)	78	11,243,300	Sep-07	(20,870)
U.K. Gilt 10 yr (Long)	241	50,182,834	Sep-07	(992,427)
U.S. Treasury Bond 20 yr (Long)	154	16,593,500	Sep-07	(104,133)
U.S. Treasury Note 2 yr (Short)	98	19,970,563	Sep-07	(18,857)
U.S. Treasury Note 5 yr (Long)	325	33,825,390	Sep-07	177,482
U.S. Treasury Note 5 yr (Short)	8	832,625	Sep-07	5,297
U.S. Treasury Note 10 yr (Long)	433	45,769,453	Sep-07	126,482
U.S. Treasury Note 10 yr (Short)	1,562	165,108,281	Sep-07	1,461,439

Total				$(5,019,704)

Putnam Asset Allocation: Growth Portfolio

WRITTEN OPTIONS OUTSTANDING at 6/30/07 (premiums received $2,975,546) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	$1,078,000	May 08 / 5.70	$21,129

Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	1,078,000	May 08 / 5.70	22,961

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	3,430,000	Jul 07 / 4.55	--

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	3,430,000	Jul 07 / 4.55	291,578

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	4,114,000	May 12 / 5.51	119,681

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	4,114,000	May 12 / 5.51	227,980

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	2,057,000	May 12 / 5.515	59,001

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	2,057,000	May 12 / 5.515	110,611

Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	2,032,000	Mar 08 / 5.225	12,462

Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	2,032,000	Mar 08 / 5.225	81,436

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	823,000	May 12 / 5.52	23,701

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	823,000	May 12 / 5.52	44,114

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.835% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	374,000	Jun 08 / 5.835	9,869

Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to receive a fixed rate of 5.835 versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	374,000	Jun 08 / 5.835	6,501

Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to pay a fixed rate of 5.84% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	1,246,000	Jun 08 / 5.84	33,132

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.84% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	1,246,000	Jun 08 / 5.84	21,465

Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to pay a fixed rate of 5.905% versus the three month USD-LIBOR-BBA
maturing December 17, 2017.	52,118,000	Dec 07 / 5.905	1,311,654

Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to receive a fixed rate of 5.905% versus the three month
USD-LIBOR-BBA maturing December 17, 2017.	52,118,000	Dec 07 / 5.905	432,944

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	2,512,000	Jun 08 / 5.95	78,460

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	2,512,000	Jun 08 / 5.95	34,967

Total			$2,943,646

Putnam Asset Allocation: Growth Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 6/30/07 (proceeds receivable $15,884,695) (Unaudited)

		Principal	Settlement
Agency		amount	date	Value

FNMA,	6 1/2s, July 1, 2037	$4,900,000	7/12/07	$4,945,555
FNMA,	6s, July 1, 2037	8,060,000	7/12/07	7,971,217
FNMA,	5s, July 1, 2037	2,300,000	7/12/07	2,153,734
GNMA, 6 1/2s, July 1, 2037		800,000	7/19/07	813,312

Total				$15,883,818

Putnam Asset Allocation: Growth Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,500,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(326,428)

786,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	28,174

80,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	249

4,800,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	218,337

130,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	10,102

110,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	8,125

260,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	18,938

740,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	49,561

2,500,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	52,701

1,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	30,074

Bear Stearns Bank plc
5,500,000	4/24/12	5.027%	3 month USD-LIBOR-BBA	109,776

Citibank, N.A.
4,920,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(84,330)

230,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	2,412

Credit Suisse First Boston International
13,580,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(797,718)

687,400	7/9/14	4.945%	3 month USD-LIBOR-BBA	17,054

Credit Suisse International
18,500,000	12/4/08	4.9485%	3 month USD-LIBOR-BBA	111,268

1,111,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	28,636

269,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(4,420)

Deutsche Bank AG
283,084	8/2/22	3 month USD-LIBOR-BBA	5.7756%	4,543

317,679	8/2/32	5.86%	3 month USD-LIBOR-BBA	(6,483)

Goldman Sachs Capital Markets, L.P.
283,084	8/12/22	3 month USD-LIBOR-BBA	5.601%	(580)

317,679	8/12/32	5.689%	3 month USD-LIBOR-BBA	839

570,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	13,292

639,659	8/1/32	5.919%	3 month USD-LIBOR-BBA	(18,190)

2,448,129	8/15/10	3 month USD-LIBOR-BBA	5.405%	(32,563)

Goldman Sachs International
285,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	1,340

690,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	8,842

1,700,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(13,234)

1,846,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(78,161)

1,835,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(127,805)

8,287,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	36,596

1,865,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(118,146)

8,290,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	28,527

21,860,000	6/12/17	3 month USD-LIBOR-BBA	5.7175%	86,754

795,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	18,818

414,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(10,091)

1,243,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(11,246)

JPMorgan Chase Bank, N.A.
200,000	4/17/17	3 month USD-LIBOR-BBA	5.266%	(6,019)

600,000	4/17/09	5.12%	3 month USD-LIBOR-BBA	2,931

7,234,000	4/11/17	5.1975%	3 month USD-LIBOR-BBA	255,270

4,400,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	208,199

13,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(759,002)

17,000,000	8/25/10	4.4725%	3 month USD-LIBOR-BBA	270,376

1,200,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	5,961

2,700,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	35,431

466,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(23,935)

2,210,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(184,967)

160,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	12,464

640,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	43,539

486,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(12,040)

5,150,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	(76,887)

685,000	2/23/17	5.211%	3 month USD-LIBOR-BBA	14,131

644,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	(2,608)

810,000	1/26/17	5.287%	3 month USD-LIBOR-BBA	11,619

2,841,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	123,276

1,859,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(116,677)

8,269,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	27,913

2,763,000	11/14/11	5.0235%	3 month USD-LIBOR-BBA	48,679

3,870,000	11/6/16	3 month USD-LIBOR-BBA	5.12%	(150,758)

2,690,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	66,802

1,930,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	52,138

7,300,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	24,595

1,457,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(13,306)

739,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	9,149

7,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	241,839

4,353,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(51,572)

3,600,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	130,565

Lehman Brothers International (Europe)
14,433,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(74,031)

965,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	22,808

2,400,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	4,962

965,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	(22,630)

2,400,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	(4,796)

13,949,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(116,796)

16,076,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(209,571)

Lehman Brothers Special Financing, Inc.
2,300,000	11/15/26	3 month USD-LIBOR-BBA	5.246%	(148,705)

10,390,000	11/15/08	5.1125%	3 month USD-LIBOR-BBA	43,692

7,900,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(42,703)

3,000,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	101,202

2,371,000	3/15/17	5.043%	3 month USD-LIBOR-BBA	79,018

1,900,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	(147,738)

7,670,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	(353,578)

21,370,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	(103,145)

1,530,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	19,903

7,140,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	66,816

141,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	(969)

7,039,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	93,867

8,900,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	79,744

Merrill Lynch Capital Services, Inc.
275,120	8/13/12	4.94%	3 month USD-LIBOR-BBA	3,534

283,084	8/12/22	3 month USD-LIBOR-BBA	5.601%	(580)

570,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	13,292

553,964	8/1/12	5.204%	3 month USD-LIBOR-BBA	206

7,200,000	3/2/11	5.815%	3 month USD-LIBOR-BBA	(196,531)

Morgan Stanley Capital Services, Inc.
1,452,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	31,843

Total				$(1,418,217)

Putnam Asset Allocation: Growth Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$5,430,000	5/2/08	5 bp plus change	Banc of America	$2,507
		in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

1,320,000	5/2/08	10 bp plus	Banc of America	1,515
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
65,335,416	4/3/08	(Russell 2000	3 month USD-	(2,149,386)
		Total Return	LIBOR-BBA
Index)

1,230,000	5/2/08	12.5 bp plus	Banc of America	1,958
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

48,411,570	1/16/08	3 month USD-	(Russell 2000	(1,180,292)
		LIBOR-BBA	Total Return
Index)

4,389,000	10/1/07	(7.5 bp plus	The spread	--
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

464,000	8/1/07	(7.5 bp plus	The spread	--
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

870,195	6/3/08	3 month USD-	iShares MSCI	34,504
		LIBOR-BBA minus 3%	Emerging Markets
Index

238,046,753	6/10/08	(1 month USD-	A basket	(6,152,486)
		LIBOR-BBA plus	of shares defined
		25 bp)	in the term sheet

237,518,186	6/10/08	1 month USD-	A basket	3,249,773
		LIBOR-BBA minus	of shares defined
		30 bp	in the term sheet

2,310,000	10/31/07	8 bp plus change	Banc of America	3,346
		in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

1,810,000	11/2/07	15 bp plus	Banc of America	1,854
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Goldman Sachs International

2,920,000	1/2/08	(10 bp plus	The spread	3,977
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

1,070,000	5/2/08	10 bp plus	Banc of America	--
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.
1,363,000	10/1/07	175 bp plus	The spread	818
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

94,135,342	9/21/07	3 month USD-	Russell 2000	686,724
		LIBOR-BBA minus	Total Return
		90 bp	Index

18,991,912	7/12/07	(1 month USD-	Standard & Poors	(651,189)
		LIBOR-BBA plus	500 Health Care
		25 bp)	Equipment &
Services Index

27,460,179	7/12/07	(1 month USD-	Standard & Poors	68,707
		LIBOR-BBA plus	500 Technology
		25 bp)	Hardware &
Equipment Index

4,870,393	7/12/07	1 month USD-	Standard and	(191,387)
		LIBOR-BBA minus	Poor's 500
		30 bp	Semiconductors
and
Semiconductors
Equipment
Industry Group
Index

26,039,280	7/12/07	(1 month USD-	Standard & Poors	(886,716)
		LIBOR-BBA plus	500 Retailing
		25 bp)	Index

2,665,264	7/12/07	(1 month USD-	Standard & Poors	(273,834)
		LIBOR-BBA plus	500 Real Estate
		25 bp)	Index

24,047,787	7/12/07	(1 month USD-	Standard & Poors	(825,675)
		LIBOR-BBA plus	500
		25 bp)	Pharmaceuticals,
Biotechnology &
Life Sciences
Index

55,858,874	7/12/07	(1 month USD-	Standard & Poors	(886,779)
		LIBOR-BBA plus	500 Media Index
25 bp)

29,835,753	7/12/07	(1 month USD-	Standard & Poors	(1,370,776)
		LIBOR-BBA plus	500 Diversified
		25 bp)	Financials Index

18,223,217	7/12/07	(1 month USD-	Standard & Poors	(425,254)
		LIBOR-BBA plus	500
		25 bp)	Transportation
Index

15,812,897	7/12/07	(1 month USD-	Standard & Poors	(234,228)
		LIBOR-BBA plus	500 Materials
		25 bp)	Index

37,620,095	7/12/07	(1 month USD-	Standard & Poors	(1,186,427)
		LIBOR-BBA plus	500 Insurance
		25 bp)	Index

6,473,665	7/12/07	(1 month USD-	Standard & Poors	(250,808)
		LIBOR-BBA plus	500 Utilities
		25 bp)	Index

19,740,553	7/12/07	1 month USD-	Standard & Poors	345,509
		LIBOR-BBA minus	500
		30 bp	Telecommunicatio
n Services Index

19,375,798	7/12/07	(1 month USD-	Standard & Poors	(928,096)
		LIBOR-BBA plus	500 Consumer
		25 bp)	Durables &

Apparel Index

30,127,050	7/12/07	1 month USD-	Standard & Poors	528,522
		LIBOR-BBA minus	500 Software &
		30 bp	Services Index

18,237,805	7/12/07	1 month USD-	Standard & Poors	807,467
		LIBOR-BBA minus	500 Household &
		30 bp	Personal
Products Index

7,016,328	7/12/07	1 month USD-	Standard & Poors	35,502
		LIBOR-BBA minus	500 Energy Index
30 bp

16,434,687	7/12/07	1 month USD-	Standard & Poors	177,420
		LIBOR-BBA minus	500 Food
		30 bp	Beverage &
Tobacco Index

34,855,923	7/12/07	1 month USD-	Standard & Poors	1,325,129
		LIBOR-BBA minus	500 Food &
		30 bp	Staples
Retailing GICS
Industry Group
Index

48,116,585	7/12/07	1 month USD-	Standard & Poors	1,614,977
		LIBOR-BBA minus	500 Consumer
		30 bp	Services Index

17,707,362	7/12/07	1 month USD-	Standard & Poors	(69,963)
		LIBOR-BBA minus	500 Capital
		30 bp	Goods Index

16,716,412	7/12/07	1 month USD-	Standard & Poors	242,292
		LIBOR-BBA minus	500 Commercial
		30 bp	Services &
Supplies Index

42,480,342	7/12/07	1 month USD-	Standard & Poors	1,645,345
		LIBOR-BBA minus	500 Banks Index
30 bp

26,099,965	7/12/07	1 month USD-	Standard & Poors	(2,264,881)
		LIBOR-BBA minus	500 Automobiles
		30 bp	& Components
Index

Lehman Brothers International (Europe)
1,366,000	1/1/08	(5 bp plus	The spread	--
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

2,920,000	1/1/08	(Beginning	The spread	4,059
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index)	duration factor

2,920,000	1/1/08	(10 bp plus	The spread	3,977
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

Lehman Brothers Special Financing, Inc.
8,799,939	5/1/08	(1 month USD-	Lehman Brothers	(177,735)
		LIBOR-BBA minus	U.S. High Yield
		0.50%)	Index

4,000,004	4/1/08	($300,000)	Lehman Brothers	(45,949)
U.S. High Yield
Index

3,026,000	10/1/07	30 bp plus	The spread	397
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

3,230,196	3/1/08	(1 month USD-	Lehman Brothers	(49,428)
		LIBOR-BBA minus	U.S. High Yield
		20 bp)	Index

130,240,126	2/1/08	(1 month USD-	Lehman Brothers	(1,610,899)
		LIBOR-BBA plus	US Aggregate RBI

		15 bp)	Series 1 Index

3,330,000	12/2/07	15 bp plus	The spread	(8,269)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Merrill Lynch International
1,465,661	2/5/08	(12 month USD-	MSCI Daily Total	178,885
		LIBOR-BBA minus	Return Net
		300 BP)	Emerging Markets
India USD Index

42,341,139	11/27/07	(3 month USD-	Russell 2000	132,040
		LIBOR-BBA minus	Total Return
		0.70%)	Index

24,316,476	10/26/07	3 month USD-	Russell 2000	(42,167)
		LIBOR-BBA minus	Total Return
		0.85%	Index

18,448,412	8/24/07	3 month USD-	Russell 2000	57,532
		LIBOR-BBA minus	Total Return
		0.70%	Index

Morgan Stanley Capital Services Inc.
350,000	10/31/07	10 bp plus	Banc of America	525
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

830,000	12/2/07	7.5 bp plus	The spread	(1,660)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Total				$(10,709,023)

Putnam Asset Allocation: Growth Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$--	$905,000	10/12/52	(134 bp)	$7,309

DJ CDX NA HY Series 8
Index	478,325	80,560,000	6/20/12	(275 bp)	2,242,567

Bear Stearns Credit Products, Inc.
DJ ABX NA CMBX BBB Index	--	1,086,860	10/12/52	(134 bp)	8,404

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	160,000	9/20/07	(487.5 bp)	(1,787)

Ford Motor Co., 7.45%,
7/16/31	--	195,000	9/20/08	725 bp	11,758

Ford Motor Co., 7.45%,
7/16/31	--	35,000	9/20/07	(485 bp)	(389)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	140,000	3/20/12	(91 bp)	2,950

Credit Suisse International
Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--	115,000	6/20/17	297 bp	(5,439)

Deutsche Bank AG
DJ CDX NA HY Series 8
Index	(18,881)	30,210,000	6/12/12	(275 bp)	642,709

Goldman Sachs International
General Motors Corp.,
7 1/8%, 7/15/13	--	160,000	9/20/08	620 bp	8,084

General Motors Corp.,
7 1/8%, 7/15/13	--	160,000	9/20/07	(427.5 bp)	(1,170)

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000	9/20/08	620 bp	1,768

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000	9/20/07	(425 bp)	(254)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	35,000	9/20/11	(108 bp)	172

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--	1,363,000	3/15/49	(7 bp)	(595)

Ford Motor Co., 7.45%,
7/16/31	--	25,000	9/20/07	(345 bp)	(187)

Ford Motor Co., 7.45%,
7/16/31	--	25,000	9/20/08	550 bp	841

General Motors Corp.,
7 1/8%, 7/15/13	--	25,000	9/20/07	(350 bp)	(202)

General Motors Corp.,
7 1/8%, 7/15/13	--	25,000	9/20/08	500 bp	941

Lehman Brothers International (Europe)
DJ CDX NA IG Series 8
Index	(3,570)	9,070,000	6/20/12	(35 bp)	21,854

Lehman Brothers Special Financing, Inc.
DJ ABX NA CMBX BBB Index	--	270,400	10/12/52	(134 bp)	1,507

DJ CDX NA CMBX AAA Index	--	3,026,000	3/15/49	(7 bp)	1,564

DJ CDX NA EM Series 7
Index	(870,048)	80,560,000	6/20/12	125 bp	(432,451)

DJ CDX NA HY Series 7
Index	(197,535)	5,000,000	12/20/11	325 bp	(143,419)

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	80,000	9/20/07	(345 bp)	(578)

Ford Motor Co., 7.45%,
7/16/31	--	80,000	9/20/08	570 bp	3,649

General Motors Corp.,
7 1/8%, 7/15/13	--	110,000	9/20/07	(335 bp)	(767)

General Motors Corp.,
7 1/8%, 7/15/13	--	110,000	9/20/08	500 bp	4,103

Merrill Lynch International
Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--	115,000	6/20/17	295 bp	(5,595)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	--	378,051	10/12/52	(134 bp)	2,827

Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--	115,000	6/20/12	225 bp	(2,837)

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/07	(345 bp)	(224)

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/08	560 bp	1,274

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/07	(335 bp)	(163)

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/08	500 bp	1,094

Total					$2,369,318

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam Asset Allocation: Balanced Portfolio
FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07 (aggregate face value $462,473,607) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$121,997,834	$120,871,739	7/18/07	$1,126,095
Brazilian Real	9,097,810	8,692,491	7/18/07	405,319
British Pound	72,153,872	71,407,506	9/19/07	746,366
Canadian Dollar	11,452,876	11,034,727	7/18/07	418,149
Chilean Peso	5,247,581	5,321,900	7/18/07	(74,319)
Euro	103,255,139	102,879,409	9/19/07	375,730
Hong Kong Dollar	1,612,526	1,614,346	8/15/07	(1,820)
Hungarian Forint	5,733,008	5,521,654	9/19/07	211,354
Indian Rupee	2,293,316	2,294,864	8/16/07	(1,548)
New Zealand Dollar	1,844,131	1,745,596	7/18/07	98,535
Norwegian Krone	76,490,310	75,361,408	9/19/07	1,128,902
Polish Zloty	1,822,337	1,797,651	9/19/07	24,686
Singapore Dollar	713,257	722,070	8/15/07	(8,813)
South African Rand	906,199	904,424	7/18/07	1,775
Swedish Krona	17,983,249	17,791,792	9/19/07	191,457
Swiss Franc	34,908,159	34,512,030	9/19/07	396,129

Total				$5,037,997

Putnam Asset Allocation: Balanced Portfolio
FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07 (aggregate face value $698,716,052) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$50,590,273	$49,518,796	7/18/07	$(1,071,477)
Brazilian Real	885,683	873,333	8/15/07	(12,350)
British Pound	66,737,554	65,818,015	9/19/07	(919,539)
Canadian Dollar	63,399,492	62,529,190	7/18/07	(870,302)
Czech Koruna	3,889,087	3,873,623	9/19/07	(15,464)
Danish Krone	1,019,524	1,006,244	9/19/07	(13,280)
Euro	176,000,020	175,200,091	9/19/07	(799,929)
Japanese Yen	141,198,838	145,705,871	8/15/07	4,507,033
Mexican Peso	2,667,505	2,646,971	7/18/07	(20,534)
New Zealand Dollar	5,498,053	5,116,898	7/18/07	(381,155)
Norwegian Krone	27,618,015	27,145,605	9/19/07	(472,410)
Singapore Dollar	5,441,931	5,485,460	8/15/07	43,529
South Korean Won	888,013	885,969	8/16/07	(2,044)
Swedish Krona	58,657,803	57,700,973	9/19/07	(956,830)
Swiss Franc	82,575,360	82,161,371	9/19/07	(413,989)
Taiwan Dollar	13,210,117	13,047,642	8/15/07	(162,475)

Total				$(1,561,216)

Putnam Asset Allocation: Balanced Portfolio
FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	933	$97,312,998	Sep-07	$(722,107)
Dow Jones Euro Stoxx 50 Index (Short)	650	39,715,996	Sep-07	(763,116)
Euro-Bobl 5 yr (Long)	29	4,162,794	Sep-07	(12,236)
Euro-Bund 10 yr (Long)	262	39,268,054	Sep-07	(259,464)
Euro-Bund 10 yr (Short)	135	20,233,539	Sep-07	129,363
Euro-CAC 40 Index (Long)	292	23,990,397	Jul-07	582,882
Euro-Dollar 90 day (Long)	424	100,477,400	Mar-08	(372,153)
Euro-Dollar 90 day (Long)	281	66,488,113	Sep-09	(411,326)
Euro-Dollar 90 day (Short)	831	196,978,163	Sep-08	1,103,564
FTSE 100 Index (Short)	653	87,013,010	Sep-07	(864,134)
Hang Seng Index (Long)	115	16,089,497	Jul-07	(32,416)
Japanese Government Bond 10 yr (Long)	14	15,008,446	Sep-07	(36,432)
Japanese Government Bond 10 yr (Short)	14	15,008,446	Sep-07	(70,540)
OMXS 30 Index (Short)	206	3,781,039	Jul-07	79,522
Russell 2000 Index Mini (Long)	535	45,052,350	Sep-07	(995,560)
Russell 2000 Index Mini (Short)	1,414	119,072,940	Sep-07	2,180,948
S&P 500 Index (Long)	28	10,607,800	Sep-07	(53,568)
S&P 500 Index E-Mini (Long)	3,705	280,746,375	Sep-07	(5,179,396)
S&P 500 Index E-Mini (Short)	389	29,476,475	Sep-07	304,587
S&P ASX 200 Index (Long)	295	39,242,457	Sep-07	(482,526)
S&P ASX 200 Index (Short)	28	3,724,708	Sep-07	45,585
S&P Mid Cap 400 Index E-Mini (Long)	9	813,780	Sep-07	(6,888)
S&P Mid Cap 400 Index E-Mini (Short)	293	26,493,060	Sep-07	754,014
S&P/MIB Index (Long)	83	23,793,025	Sep-07	324,257
SGX MSCI Singapore Index (Short)	31	1,764,597	Jul-07	26,221
Tokyo Price Index (Long)	81	11,675,735	Sep-07	21,082
Tokyo Price Index (Short)	76	10,955,011	Sep-07	(20,335)
U.K. Gilt 10 yr (Long)	224	46,642,966	Sep-07	(922,422)
U.S. Treasury Bond 20 yr (Long)	285	30,708,750	Sep-07	(216,567)
U.S. Treasury Note 2 yr (Short)	732	149,167,875	Sep-07	(145,501)
U.S. Treasury Note 5 yr (Long)	647	67,338,547	Sep-07	347,580
U.S. Treasury Note 10 yr (Long)	1,186	125,363,907	Sep-07	282,271
U.S. Treasury Note 10 yr (Short)	1,366	144,390,469	Sep-07	1,278,057

Total				$(4,106,754)

Putnam Asset Allocation: Balanced Portfolio

WRITTEN OPTIONS OUTSTANDING at 6/30/07 (premiums received $5,576,405) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

S&P 500 Index Depository Receipts (SPDR Trust Series I) (Call)	$51,689	Jul 07 / $162.11	$103

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	19,820,000	Jul 07 / 4.55	2

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	19,820,000	Jul 07 / 4.55	1,684,861

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	12,203,000	May 12 / 5.51	354,999

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	12,203,000	May 12 / 5.51	676,237

Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,124,000	Mar 08 / 5.225	43,691

Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,124,000	Mar 08 / 5.225	285,509

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	44,022,000	Jun 08 / 5.95	1,374,983

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	44,022,000	Jun 08 / 5.95	612,786

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	6,101,500	May 12 / 5.515	175,009

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	6,101,500	May 12 / 5.515	328,096

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	2,440,500	May 12 / 5.52	70,282

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	2,440,500	May 12 / 5.52	130,813

Total			$5,737,371

Putnam Asset Allocation: Balanced Portfolio
TBA SALE COMMITMENTS OUTSTANDING at 6/30/07 (proceeds receivable $57,246,180) (Unaudited)
		Principal	Settlement
Agency		amount	date	Value

FNMA,	6 1/2s, July 1, 2037	$18,200,000	7/12/07	$18,369,204
FNMA,	6s, July 1, 2037	24,860,000	7/12/07	24,586,152
FNMA,	5s, July 1, 2037	11,400,000	7/12/07	10,675,031
GNMA, 6 1/2s, July 1, 2037		3,500,000	7/19/07	3,558,242

Total				$57,188,629

Putnam Asset Allocation: Balanced Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$1,500,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(88,910)

1,470,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	52,692

8,600,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	391,188

800,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	62,168

660,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	48,749

1,590,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	115,818

4,410,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	295,356

18,600,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	392,097

27,200,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(614,099)

17,346,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	563,861

7,100,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	213,524

20,743,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(990,772)

Bear Stearns Bank PLC
16,400,000	4/24/12	5.027%	3 month USD-LIBOR-BBA	327,331

Citibank, N.A.
13,500,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(231,394)

900,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	9,439

Credit Suisse First Boston International
9,662,000	3/9/09	3 month USD-LIBOR-BBA	3.195%	(262,210)

Credit Suisse International
2,060,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	53,095

802,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(13,179)

Deutsche Bank AG
1,251,434	8/2/22	3 month USD-LIBOR-BBA	5.7756%	20,082

1,404,369	8/2/32	5.86%	3 month USD-LIBOR-BBA	(28,658)

Goldman Sachs Capital Markets, L.P.
1,251,434	8/12/22	3 month USD-LIBOR-BBA	5.601%	(2,566)

1,404,369	8/12/32	5.689%	3 month USD-LIBOR-BBA	3,708

2,515,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	58,646

2,822,353	8/1/32	5.919%	3 month USD-LIBOR-BBA	(80,258)

9,013,565	8/15/10	3 month USD-LIBOR-BBA	5.405%	(119,890)

Goldman Sachs International
1,095,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	5,147

2,770,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	35,497

6,080,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(47,329)

4,999,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(211,660)

7,431,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(517,557)

33,572,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	148,258

7,686,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(486,900)

34,166,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	117,569

8,111,000	6/12/17	3 month USD-LIBOR-BBA	5.7175%	32,189

1,464,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	34,654

2,762,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(67,320)

8,657,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(78,324)

JPMorgan Chase Bank, N.A.
1,000,000	4/17/17	3 month USD-LIBOR-BBA	5.266%	(30,096)

3,100,000	4/17/09	5.12%	3 month USD-LIBOR-BBA	15,146

7,800,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	369,080

4,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(233,539)

12,700,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	63,083

24,400,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	320,189

2,690,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(138,165)

13,300,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(1,113,149)

960,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	74,783

3,840,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	261,230

3,238,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(80,216)

18,126,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	(270,610)

3,084,000	2/23/17	5.211%	3 month USD-LIBOR-BBA	63,618

42,206,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	(170,916)

4,472,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	194,047

37,730,000	12/7/08	3 month USD-LIBOR-BBA	4.8485%	(277,630)

16,210,000	12/7/26	5.036%	3 month USD-LIBOR-BBA	1,447,121

7,664,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(481,019)

34,078,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	115,032

12,180,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	302,473

8,750,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	236,378

18,300,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	61,655

20,700,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(772,210)

10,143,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(92,630)

1,368,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	16,937

35,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	1,209,194

8,800,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	319,158

Lehman Brothers International (Europe)
37,352,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(191,589)

4,452,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	105,225

11,076,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	22,901

4,452,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	(104,403)

11,076,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	(22,132)

51,091,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(427,788)

40,316,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(525,570)

25,180,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	1,049,780

Lehman Brothers Special Financing, Inc.
55,000,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(297,300)

20,700,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	698,292

4,560,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	(354,570)

10,730,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	(494,641)

36,430,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	(175,834)

15,850,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	206,176

18,750,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	175,462

622,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	(4,274)

46,963,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	626,258

43,500,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	389,760

Merrill Lynch Capital Services, Inc.
1,216,226	8/13/12	4.94%	3 month USD-LIBOR-BBA	15,620

1,251,434	8/12/22	3 month USD-LIBOR-BBA	5.601%	(2,566)

2,515,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	58,646

2,444,243	8/1/12	5.204%	3 month USD-LIBOR-BBA	910

Morgan Stanley Capital Services, Inc.
5,473,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	120,027

Total				$1,417,376

Putnam Asset Allocation: Balanced Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$14,480,000	5/2/08	5 bp plus change	Banc of America	$6,687
		in spread	Securities CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

8,650,000	5/2/08	10 bp plus	Banc of America	9,925
		change in spread	Securities CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
156,917,669	4/3/08	(Russell 2000	3 month USD-	(5,162,232)
		Total Return	LIBOR-BBA
Index)

8,120,000	5/2/08	12.5 bp plus	Banc of America	12,922
		change in spread	Securities CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

53,023,827	1/16/08	3 month USD-	(Russell 2000	(1,292,742)
		LIBOR-BBA	Total Return
Index)

13,000,000	10/1/07	(7.5 bp plus	The spread	--
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

1,987,000	8/1/07	(7.5 bp plus	The spread	--
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

189,915,670	6/10/08	(1 month USD-	A basket	(4,908,504)
		LIBOR-BBA plus	of shares defined
		25 bp)	in the term sheet

189,493,975	6/10/08	1 month USD-	A basket	2,592,696
		LIBOR-BBA minus	of shares defined
		30 bp	in the term sheet

11,680,000	10/31/07	8 bp plus change	Banc of America	16,921
		in spread	Securities CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

4,830,000	11/2/07	15 bp plus	Banc of America	4,949
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Goldman Sachs International
768,000	9/15/11	678 bp (1 month	Ford Credit Auto	5
		USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

	12,550,000	1/2/08	(10 bp plus	The spread	17,093
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
			Securities Index)

	12,950,000	5/2/08	10 bp plus	Banc of America	1,023
			change in spread	Securities CMBS
			of Banc	AAA 10 year Index
			of America
			Securities AAA
			10 yr Index
			multiplied by
			the modified
			duration factor

JPMorgan Chase Bank, N.A.
	3,886,000	10/1/07	175 bp plus	The spread	2,332
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
			Securities Index

	25,594,796	9/21/07	3 month USD-	Russell 2000	186,716
			LIBOR-BBA minus	Total Return
			90 bp	Index

	17,192,354	7/12/07	(1 month USD-	Standard & Poors	(589,486)
			LIBOR-BBA plus	500 Health Care
			25 bp)	Equipment &
				Services Index

	24,858,717	7/12/07	(1 month USD-	Standard & Poors	62,197
			LIBOR-BBA plus	500 Technology
			25 bp)	Hardware &
				Equipment Index

	4,409,167	7/12/07	1 month USD-	Standard and	(173,263)
			LIBOR-BBA minus	Poor's 500
			30 bp	Semiconductors
				and
				Semiconductors
				Equipment
				Industry Group
				Index

	23,572,474	7/12/07	(1 month USD-	Standard & Poors	(802,714)
			LIBOR-BBA plus	500 Retailing
			25 bp)	Index

	2,412,765	7/12/07	(1 month USD-	Standard & Poors	(247,891)
			LIBOR-BBA plus	500 Real Estate
			25 bp)	Index

	21,769,197	7/12/07	(1 month USD-	Standard & Poors	(747,440)
			LIBOR-BBA plus	500
			25 bp)	Pharmaceuticals,
				Biotechnology &
				Life Sciences
				Index

	50,566,566	7/12/07	(1 month USD-	Standard & Poors	(802,762)
			LIBOR-BBA plus	500 Media Index
			25 bp)

	27,008,304	7/12/07	(1 month USD-	Standard & Poors	(1,240,872)
			LIBOR-BBA plus	500 Diversified
			25 bp)	Financials Index

	16,496,671	7/12/07	(1 month USD-	Standard & Poors	(384,964)
			LIBOR-BBA plus	500
			25 bp)	Transportation
				Index

	14,314,655	7/12/07	(1 month USD-	Standard & Poors	(212,036)
			LIBOR-BBA plus	500 Materials
			25 bp)	Index

	34,055,528	7/12/07	(1 month USD-	Standard & Poors	(1,074,010)
			LIBOR-BBA plus	500 Insurance
			25 bp)	Index

	5,860,303	7/12/07	(1 month USD-	Standard & Poors	(227,045)
			LIBOR-BBA plus	500 Utilities
			25 bp)	Index

	17,870,192	7/12/07	1 month USD-	Standard & Poors	312,773
			LIBOR-BBA minus	500
			30 bp	Telecommunicatio
				n Services Index

	17,540,178	7/12/07	(1 month USD-	Standard & Poors	(840,170)
			LIBOR-BBA plus	500 Consumer

		25 bp)	Durables &
Apparel Index

27,272,599	7/12/07	1 month USD-	Standard & Poors	478,446
		LIBOR-BBA minus	500 Software &
		30 bp	Services Index

16,509,958	7/12/07	1 month USD-	Standard & Poors	730,967
		LIBOR-BBA minus	500 Household &
		30 bp	Personal
Products Index

6,351,796	7/12/07	1 month USD-	Standard & Poors	32,139
		LIBOR-BBA minus	500 Energy Index
30 bp

14,877,710	7/12/07	1 month USD-	Standard & Poors	160,612
		LIBOR-BBA minus	500 Food
		30 bp	Beverage &
Tobacco Index

31,553,540	7/12/07	1 month USD-	Standard & Poors	1,199,582
		LIBOR-BBA minus	500 Food &
		30 bp	Staples
Retailing GICS
Industry Group
Index

43,557,991	7/12/07	1 month USD-	Standard & Poors	1,461,973
		LIBOR-BBA minus	500 Consumer
		30 bp	Services Index

16,029,980	7/12/07	1 month USD-	Standard & Poors	(63,335)
		LIBOR-BBA minus	500 Capital
		30 bp	Goods Index

15,132,585	7/12/07	1 month USD-	Standard & Poors	219,336
		LIBOR-BBA minus	500 Commercial
		30 bp	Services &
Supplies Index

38,455,753	7/12/07	1 month USD-	Standard & Poors	1,489,465
		LIBOR-BBA minus	500 Banks Index
30 bp

23,627,105	7/12/07	1 month USD-	Standard & Poors	(2,050,293)
		LIBOR-BBA minus	500 Automobiles
		30 bp	& Components
Index

Lehman Brothers International (Europe)
12,109,000	1/1/08	(5 bp plus	The spread	--
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

12,550,000	1/1/08	(Beginning	The spread	17,444
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index)	duration factor

12,550,000	1/1/08	(10 bp plus	The spread	17,093
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

Lehman Brothers Special Financing, Inc.
3,599,432	5/1/08	(1 month USD-	Lehman Brothers	(72,700)
		LIBOR-BBA minus	U.S. High Yield
		0.50%)	Index

8,625,000	10/1/07	30 bp plus	The spread	1,130
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

3,969,769	3/1/08	(1 month USD-	Lehman Brothers	(60,745)
		LIBOR-BBA minus	U.S. High Yield
		20 bp)	Index

105,898,446	2/1/08	(1 month USD-	Lehman Brothers	(1,309,823)
		LIBOR-BBA plus	US Aggregate RBI
		15 bp)	Series 1 Index

12,160,000	12/2/07	15 bp plus	The spread	(30,193)

		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Merrill Lynch International
10,584,400	11/27/07	(3 month USD-	Russell 2000	33,006
		LIBOR-BBA minus	Total Return
		0.70%)	Index

18,428,590	10/26/07	3 month USD-	Russell 2000	(31,957)
		LIBOR-BBA minus	Total Return
		0.85%	Index

Morgan Stanley Capital Services Inc.
6,170,000	10/31/07	10 bp plus	Banc of America	9,255
		change in spread	Securities CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

3,040,000	12/2/07	7.5 bp plus	The spread	(6,080)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Total				$(13,254,570)

Putnam Asset Allocation: Balanced Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$--	$2,685,000	10/12/52	(134 bp)	$21,685

DJ CDX NA HY Series 8
Index	437,172	73,629,000	6/20/12	(275 bp)	2,049,627

DJ CDX NA IG Series 8
Index	(4,190)	7,225,000	6/20/17	(60 bp)	55,320

DJ CDX NA IG Series 8
Index	(42,988)	11,805,000	6/20/17	(60 bp)	54,246

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	160,000	9/20/11	(111 bp)	491

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	65,000	6/20/11	(101 bp)	280

Bear Stearns Credit Products, Inc.
DJ ABX NA CMBX BBB Index	--	3,221,698	10/12/52	(134 bp)	24,913

Citibank, N.A.
CMS Energy Corp.,
6.875%, 12/15/15	--	550,000	6/20/12	57 bp	(7,509)

DJ CDX NA IG Series 6
Index	4,090	3,976,000	6/20/13	(50 bp)	10,441

DJ CDX NA IG Series 6
Index 7-10% tranche	--	3,976,000	6/20/13	45.75 bp	(17,774)

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	180,000	9/20/07	(487.5 bp)	(2,010)

Ford Motor Co., 7.45%,
7/16/31	--	220,000	9/20/08	725 bp	13,266

Ford Motor Co., 7.45%,
7/16/31	--	40,000	9/20/07	(485 bp)	(444)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	135,000	3/20/12	(91 bp)	2,845

Credit Suisse International
Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--	105,000	6/20/17	297 bp	(4,966)

Sprint Capital Corp,
8 3/8%, 3/15/12	--	930,000	6/20/12	(59 bp)	(61)

Deutsche Bank AG
DJ CDX NA IG Series 7	--	850,000	12/20/13	(50 bp)	2,080

DJ CDX NA IG Series 7
Index 7-10% tranche	--	850,000	12/20/13	55 bp	(2,739)

DJ CDX NA IG Series 8
Index 7-10% tranche	--	1,107,000	6/20/12	22 bp	(2,306)

DJ CDX NA HY Series 8
Index	(17,257)	27,611,000	6/20/12	(275 bp)	587,416

France Telecom, 7.25%,
1/28/13	--	410,000	6/20/16	70 bp	8,976

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	1,804,000	(a)	2.461%	92,190

DJ CDX NA HY Series 8
Index	(30,116)	1,889,605	6/20/10	275 bp	(11,068)

DJ CDX NA IG Series 7
Index	--	1,420,000	12/20/13	(50 bp)	3,475

DJ CDX NA IG Series 7
Index	4,563	6,775,000	12/20/13	(50 bp)	21,143

DJ CDX NA IG Series 7
Index 7-10% tranche	--	1,420,000	12/20/13	56 bp	(3,790)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	6,775,000	12/20/13	48 bp	(49,819)

DJ CDX NA IG Series 8
Index	(6)	7,220,000	6/20/17	(60 bp)	59,463

DJ CDX NA IG Series 8
Index	(44,427)	10,555,000	6/20/17	(60 bp)	42,511

General Motors Corp.,
7 1/8%, 7/15/13	--	180,000	9/20/08	620 bp	9,095

General Motors Corp.,
7 1/8%, 7/15/13	--	180,000	9/20/07	(427.5 bp)	(1,316)

General Motors Corp.,
7 1/8%, 7/15/13	--	40,000	9/20/08	620 bp	2,021

General Motors Corp.,
7 1/8%, 7/15/13	--	40,000	9/20/07	(425 bp)	(290)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	45,000	9/20/11	(108 bp)	221

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--	3,886,000	3/15/49	(7 bp)	(1,696)

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/07	(345 bp)	(224)

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/08	550 bp	1,009

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/07	(350 bp)	(243)

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/08	500 bp	1,130

Lehman Brothers Special Financing, Inc.
CMS Energy Corp.,
6.875%, 12/15/15	--	140,000	6/20/12	62 bp	(1,609)

Countrywide Home Loan,
4%, 3/22/11	--	700,000	6/20/12	(46 bp)	6,074

DJ ABX NA CMBX BBB Index	--	775,000	10/12/52	(134 bp)	4,320

DJ CDX NA CMBX AAA Index	--	8,625,000	3/15/49	(7 bp)	4,456

DJ CDX NA EM Series 7
Index	(795,193)	73,629,000	6/20/12	125 bp	(395,245)

DJ CDX NA IG Series 7
Index	831	1,400,000	12/20/13	(50 bp)	4,257

DJ CDX NA IG Series 7
Index 7-10% tranche	--	1,400,000	12/20/13	54.37 bp	(4,989)

DJ CDX NA HY Series 8
Index 15-25% tranche	10,836	722,400	6/20/10	(275 bp)	3,554

DJ CDX NA HY Series 8
Index 15-25% tranche	--	903,000	6/20/10	80 bp	(2,492)

Hilton Hotels, 7 5/8%,
12/1/12	--	320,000	6/20/13	94 bp	(7,274)

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	90,000	9/20/07	(345 bp)	(651)

Ford Motor Co., 7.45%,
7/16/31	--	90,000	9/20/08	570 bp	4,105

General Motors Corp.,
7 1/8%, 7/15/13	--	125,000	9/20/07	(335 bp)	(872)

General Motors Corp.,
7 1/8%, 7/15/13	--	125,000	9/20/08	500 bp	4,662

Merrill Lynch International
Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--	105,000	6/20/17	295 bp	(5,108)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	--	1,121,000	10/12/52	(134 bp)	8,382

DJ CDX NA HY Series 8
Index	(11,032)	735,475	6/20/10	275 bp	(3,618)

DJ CDX NA HY Series 8
Index	54,312	3,620,800	6/20/10	(275 bp)	17,813

DJ CDX NA HY Series 8
Index	(8,327)	523,740	6/20/10	275 bp	(2,608)

DJ CDX NA HY Series 8
Index 0-15% tranche	(23,196)	226,300	6/20/10	0 bp	5,658

DJ CDX NA HY Series 8
Index 0-15% tranche	(4,571)	45,150	6/20/10	0 bp	1,185

DJ CDX NA HY Series 8
Index 0-25% tranche	--	4,526,000	6/20/10	79 bp	(13,824)

DJ CDX NA IG Series 7
Index	879	1,480,000	12/20/13	(50 bp)	4,501

DJ CDX NA IG Series 7
Index, 7-10% tranche	--	1,480,000	12/20/13	53 bp	(6,805)

DJ CDX NA IG Series 8
Index	--	7,165,000	6/20/17	(60 bp)	59,016

Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--	105,000	6/20/12	225 bp	(2,591)

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/07	(345 bp)	(224)

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/08	560 bp	1,274

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/07	(335 bp)	(163)

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/08	500 bp	1,094

Total					$2,639,867

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

Putnam Asset Allocation: Conservative Portfolio
FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07 (aggregate face value $107,314,782) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$27,391,260	$27,105,447	7/18/07	$285,813
Brazilian Real	2,085,331	1,992,085	7/18/07	93,246
British Pound	16,059,895	15,894,592	9/19/07	165,303
Canadian Dollar	2,767,348	2,659,886	7/18/07	107,462
Chilean Peso	1,193,330	1,210,221	7/18/07	(16,891)
Danish Krone	856,167	845,015	9/19/07	11,152
Euro	23,717,180	23,636,092	9/19/07	81,088
Hong Kong Dollar	382,082	382,513	8/15/07	(431)
Hungarian Forint	1,306,792	1,258,563	9/19/07	48,229
Indian Rupee	554,433	554,807	8/16/07	(374)
New Zealand Dollar	423,695	401,088	7/18/07	22,607
Norwegian Krone	17,913,968	17,648,360	9/19/07	265,608
Polish Zolty	411,076	405,510	9/19/07	5,566
Singapore Dollar	605,140	612,522	8/15/07	(7,382)
South African Rand	205,581	205,178	7/18/07	403
Swedish Krona	4,082,806	4,039,292	9/19/07	43,514
Swiss Franc	8,551,621	8,463,611	9/19/07	88,010

Total				$1,192,923

Putnam Asset Allocation: Conservative Portfolio
FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07 (aggregate face value $173,585,799) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$11,473,763	$11,215,077	7/18/07	$(258,686)
Brazilian Real	200,144	197,354	8/15/07	(2,790)
British Pound	22,339,487	22,030,690	9/19/07	(308,797)
Canadian Dollar	14,238,584	14,048,263	7/18/07	(190,321)
Czech Koruna	891,162	887,623	9/19/07	(3,539)
Euro	46,765,402	46,573,504	9/19/07	(191,898)
Japanese Yen	35,192,327	36,353,390	8/15/07	1,161,063
Mexican Peso	608,434	603,741	7/18/07	(4,693)
Norwegian Krone	5,460,119	5,366,576	9/19/07	(93,543)
Singapore Dollar	407,013	406,863	8/15/07	(150)
South Korean Won	201,583	201,119	8/16/07	(464)
Swedish Krona	13,528,378	13,309,257	9/19/07	(219,121)
Swiss Franc	19,509,082	19,388,970	9/19/07	(120,112)
Taiwan Dollar	3,040,795	3,003,372	8/15/07	(37,423)

Total				$(270,474)

Putnam Asset Allocation: Conservative Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	430	$44,849,506	Sep-07	$(342,499)
Dow Jones Euro Stoxx 50 Index (Short)	347	21,202,232	Sep-07	(407,387)
Euro-Bobl 5 yr (Long)	26	3,732,160	Sep-07	(10,970)
Euro-Bund 10 yr (Long)	183	27,427,686	Sep-07	(181,229)
Euro-Bund 10 yr (Short)	137	20,533,295	Sep-07	131,280
Euro-CAC 40 Index (Long)	106	8,708,843	Jul-07	211,594
Euro-Dollar 90 day (Long)	465	110,193,375	Mar-08	(408,140)
Euro-Dollar 90 day (Long)	240	56,787,000	Sep-09	(351,328)
Euro-Dollar 90 day (Short)	846	200,533,725	Sep-08	1,104,011
FTSE 100 Index (Short)	269	35,844,563	Sep-07	(355,975)
Hang Seng Index (Long)	49	6,855,525	Jul-07	(13,812)
Japanese Government Bond 10 yr (Long)	13	13,936,414	Sep-07	(33,830)
Japanese Government Bond 10 yr (Short)	12	12,864,382	Sep-07	(60,463)
OMXS 30 Index (Short)	142	2,606,348	Jul-07	54,815
Russell 2000 Index Mini (Long)	225	18,947,250	Sep-07	(419,970)
Russell 2000 Index Mini (Short)	383	32,252,430	Sep-07	596,464
S&P 500 Index (Long)	12	4,546,200	Sep-07	(36,281)
S&P 500 Index E-Mini (Long)	280	21,217,000	Sep-07	(458,118)
S&P 500 Index E-Mini (Short)	642	48,647,550	Sep-07	707,313
S&P ASX 200 Index (Long)	123	16,362,109	Sep-07	(201,189)
S&P ASX 200 Index (Short)	20	2,660,506	Sep-07	32,561
S&P Mid Cap 400 Index E-Mini (Long)	4	361,680	Sep-07	(4,393)
S&P Mid Cap 400 Index E-Mini (Short)	123	11,121,660	Sep-07	316,889
S&P/MIB Index (Long)	30	8,599,888	Sep-07	117,201
SGX MSCI Singapore Index (Short)	22	1,252,294	Jul-07	18,609
Tokyo Price Index (Long)	31	4,468,491	Sep-07	8,068
Tokyo Price Index (Short)	53	7,639,678	Sep-07	(14,181)
U.K. Gilt 10 yr (Long)	118	24,570,849	Sep-07	(485,918)
U.S. Treasury Bond 20 yr (Long)	221	23,812,750	Sep-07	(154,072)
U.S. Treasury Note 2 yr (Short)	363	73,972,594	Sep-07	(64,620)
U.S. Treasury Note 5 yr (Long)	477	49,645,266	Sep-07	238,580
U.S. Treasury Note 10 yr (Long)	923	97,563,984	Sep-07	264,405
U.S. Treasury Note 10 yr (Short)	565	59,722,266	Sep-07	528,625

Total				$326,040

Putnam Asset Allocation: Conservative Portfolio

WRITTEN OPTIONS OUTSTANDING at 6/30/07 (premiums received $5,298,010) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	$15,880,000	Jul 07 / 4.55	$2

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	15,880,000	Jul 07 / 4.55	1,349,929

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,715,000	May 12 / 5.51	282,620

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,715,000	May 12 / 5.51	538,363

Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,746,000	Mar 08 / 5.225	47,506

Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,746,000	Mar 08 / 5.225	310,436

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	51,424,000	Jun 08 / 5.95	1,606,176

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	51,424,000	Jun 08 / 5.95	715,822

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	4,857,500	May 12 / 5.515	139,328

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	4,857,500	May 12 / 5.515	261,202

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	1,943,000	May 12 / 5.52	55,955

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	1,943,000	May 12 / 5.52	104,147

Total			$5,411,486

Putnam Asset Allocation: Conservative Portfolio
TBA SALE COMMITMENTS OUTSTANDING at 6/30/07 (proceeds receivable $40,916,269) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2037	$15,900,000	7/12/07	$16,047,821
FNMA, 6s, July 1, 2037	22,130,000	7/12/07	21,886,224
GNMA, 6 1/2s, July 1, 2037	3,000,000	7/19/07	3,049,922

Total			$40,983,967

Putnam Asset Allocation: Conservative Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(296,368)

1,725,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	61,832

6,300,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	286,568

770,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	59,837

640,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	47,271

1,540,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	112,176

4,260,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	285,310

15,300,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	322,531

12,300,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(277,699)

13,689,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	444,984

7,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	210,517

18,177,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(868,209)

Bear Stearns Bank PLC
14,000,000	4/24/12	5.027%	3 month USD-LIBOR-BBA	279,429

Citibank, N.A.
18,650,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(319,666)

910,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	9,544

Credit Suisse First Boston International
19,400,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	648,850

Credit Suisse International
2,464,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	63,508

887,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(14,576)

Deutsche Bank AG
824,399	8/2/22	3 month USD-LIBOR-BBA	5.7756%	13,229

925,147	8/2/32	5.86%	3 month USD-LIBOR-BBA	(18,880)

Goldman Sachs Capital Markets, L.P.
824,399	8/12/22	3 month USD-LIBOR-BBA	5.601%	(1,690)

925,147	8/12/32	5.689%	3 month USD-LIBOR-BBA	2,443

1,650,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	38,475

1,851,643	8/1/32	5.919%	3 month USD-LIBOR-BBA	(52,655)

5,675,208	8/15/10	3 month USD-LIBOR-BBA	5.405%	(75,487)

Goldman Sachs International
1,017,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	4,780

2,770,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	35,497

6,330,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(49,276)

5,193,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(219,874)

5,821,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(405,423)

26,326,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	116,258

6,109,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(386,999)

27,184,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	93,543

11,385,000	6/12/17	3 month USD-LIBOR-BBA	5.7175%	45,182

1,660,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	39,293

6,031,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(146,999)

19,018,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(172,065)

JPMorgan Chase Bank, N.A.
5,700,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	269,712

12,600,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(735,648)

14,800,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	73,514

25,700,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	337,248

2,156,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(110,737)

12,900,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(1,079,671)

920,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	71,666

3,710,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	252,386

7,069,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(175,120)

17,583,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	(262,504)

2,932,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	(11,873)

3,882,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	168,447

6,092,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(382,354)

27,115,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	91,528

13,990,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	347,422

10,050,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	271,497

20,800,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	70,078

22,000,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(820,707)

22,282,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(203,490)

1,659,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	20,541

31,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	1,071,000

5,163,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(61,169)

14,500,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	525,886

Lehman Brothers International (Europe)
29,401,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(150,806)

5,046,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	119,265

12,553,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	25,955

5,046,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	(118,332)

12,553,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	(25,084)

26,397,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(221,023)

24,138,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(314,669)

26,210,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	1,092,722

Lehman Brothers Special Financing, Inc.
7,701,000	4/12/12	3 month USD-LIBOR-BBA	5.087%	(133,204)

38,000,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(205,408)

14,300,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	482,395

3,010,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	(234,047)

3,990,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	(183,934)

17,700,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	(85,431)

20,650,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	268,614

41,960,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	392,661

410,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	(2,817)

6,002,000	8/3/08	5.425%	3 month USD-LIBOR-BBA	(80,037)

30,200,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	270,592

Merrill Lynch Capital Services, Inc.
801,206	8/13/12	4.94%	3 month USD-LIBOR-BBA	10,290

824,399	8/12/22	3 month USD-LIBOR-BBA	5.601%	(1,690)

1,650,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	38,475

1,603,579	8/1/12	5.204%	3 month USD-LIBOR-BBA	597

Morgan Stanley Capital Services, Inc.
1,850,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	40,572

Total				$628,499

Putnam Asset Allocation: Conservative Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$15,280,000	5/2/08	5 bp plus change	Banc of America	$7,056
		in spread	Securities CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

6,050,000	5/2/08	10 bp plus	Banc of America	6,942
		change in spread	Securities CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
17,494,498	4/3/08	(Russell 2000	3 month USD-	(576,529)
		Total Return	LIBOR-BBA
Index)

5,670,000	5/2/08	12.5 bp plus	Banc of America	9,023
		change in spread	Securities CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

11,500,000	10/1/07	(7.5 bp plus	The spread	--
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

1,620,000	8/1/07	(7.5 bp plus	The spread	--
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

66,528,483	6/10/08	(1 month USD-	A basket	(1,719,476)
		LIBOR-BBA plus	of shares defined
		25 bp)	in the term sheet

66,380,761	6/10/08	1 month USD-	A basket	908,236
		LIBOR-BBA minus	of shares defined
		30 bp	in the term sheet

7,610,000	10/31/07	8 bp plus change	Banc of America	11,025
		in spread	Securities CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

5,090,000	11/2/07	15 bp plus	Banc of America	5,215
		change in spread	Securities CMBS
		of Banc	AAA 10 year Index
of America

Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Goldman Sachs International
10,240,000	1/2/08	(10 bp plus	The spread	13,947
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

8,250,000	5/1/08	10 bp plus	Banc of America	652

			change in spread	Securities CMBS
			of Banc	AAA 10 year Index
			of America
			Securities AAA
			10 yr Index
			multiplied by
			the modified
			duration factor

	846,000	9/15/11	678 bp (1 month	Ford Credit Auto	2
			USD-LIBOR-BBA)	Owner Trust
				Series 2005-B
				Class D

JPMorgan Chase Bank, N.A.
	3,339,000	10/1/07	175 bp plus	The spread	2,003
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
			Securities Index

	28,195,299	9/21/07	3 month USD-	Russell 2000	205,686
			LIBOR-BBA minus	Total Return
			90 bp	Index

	7,723,866	7/12/07	(1 month USD-	Standard & Poors	(264,833)
			LIBOR-BBA plus	500 Health Care
			25 bp)	Equipment &
				Services Index

	11,167,863	7/12/07	(1 month USD-	Standard & Poors	27,942
			LIBOR-BBA plus	500 Technology
			25 bp)	Hardware &
				Equipment Index

	1,980,947	7/12/07	1 month USD-	Standard and	(77,843)
			LIBOR-BBA minus	Poor's 500
			30 bp	Semiconductors
				and
				Semiconductors
				Equipment
				Industry Group
				Index

	10,590,346	7/12/07	(1 month USD-	Standard & Poors	(360,633)
			LIBOR-BBA plus	500 Retailing
			25 bp)	Index

	1,083,959	7/12/07	(1 month USD-	Standard & Poors	(111,367)
			LIBOR-BBA plus	500 Real Estate
			25 bp)	Index

	9,779,910	7/12/07	(1 month USD-	Standard & Poors	(335,790)
			LIBOR-BBA plus	500
			25 bp)	Pharmaceuticals,
				Biotechnology &
				Life Sciences
				Index

	22,717,505	7/12/07	(1 month USD-	Standard & Poors	(360,649)
			LIBOR-BBA plus	500 Media Index
			25 bp)

	12,134,201	7/12/07	(1 month USD-	Standard & Poors	(557,495)
			LIBOR-BBA plus	500 Diversified
			25 bp)	Financials Index

	7,411,444	7/12/07	(1 month USD-	Standard & Poors	(172,953)
			LIBOR-BBA plus	500
			25 bp)	Transportation
				Index

	6,431,141	7/12/07	(1 month USD-	Standard & Poors	(95,261)
			LIBOR-BBA plus	500 Materials
			25 bp)	Index

	15,300,140	7/12/07	(1 month USD-	Standard & Poors	(482,521)
			LIBOR-BBA plus	500 Insurance
			25 bp)	Index

	2,632,823	7/12/07	(1 month USD-	Standard & Poors	(102,002)
			LIBOR-BBA plus	500 Utilities
			25 bp)	Index

	8,028,352	7/12/07	1 month USD-	Standard & Poors	140,516
			LIBOR-BBA minus	500
			30 bp	Telecommunicatio
				n Services Index

	7,880,098	7/12/07	(1 month USD-	Standard & Poors	(377,454)
			LIBOR-BBA plus	500 Consumer
			25 bp)	Durables &
				Apparel Index

	12,252,675	7/12/07	1 month USD-	Standard & Poors	214,950
			LIBOR-BBA minus	500 Software &
			30 bp	Services Index

	7,417,179	7/12/07	1 month USD-	Standard & Poors	328,391

		LIBOR-BBA minus	500 Household &
		30 bp	Personal
Products Index

2,853,452	7/12/07	1 month USD-	Standard & Poors	14,438
		LIBOR-BBA minus	500 Energy Index
30 bp

6,683,826	7/12/07	1 month USD-	Standard & Poors	72,154
		LIBOR-BBA minus	500 Food
		30 bp	Beverage &
Tobacco Index

14,175,816	7/12/07	1 month USD-	Standard & Poors	538,927
		LIBOR-BBA minus	500 Food &
		30 bp	Staples
Retailing GICS
Industry Group
Index

19,568,954	7/12/07	1 month USD-	Standard & Poors	656,810
		LIBOR-BBA minus	500 Consumer
		30 bp	Services Index

7,201,524	7/12/07	1 month USD-	Standard & Poors	(28,454)
		LIBOR-BBA minus	500 Capital
		30 bp	Goods Index

6,798,578	7/12/07	1 month USD-	Standard & Poors	98,541
		LIBOR-BBA minus	500 Commercial
		30 bp	Services &
Supplies Index

17,276,500	7/12/07	1 month USD-	Standard & Poors	669,152
		LIBOR-BBA minus	500 Banks Index
30 bp

10,614,797	7/12/07	1 month USD-	Standard & Poors	(921,122)
		LIBOR-BBA minus	500 Automobiles
		30 bp	& Components
Index

Lehman Brothers International (Europe)
9,326,000	1/1/08	(5 bp plus	The spread	--
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

10,240,000	1/1/08	(Beginning	The spread	14,234
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index)	duration factor

10,240,000	1/1/08	(10 bp plus	The spread	13,947
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

Lehman Brothers Special Financing, Inc.
1,449,337	5/1/08	(1 month USD-	Lehman Brothers	(29,273)
		LIBOR-BBA minus	U.S. High Yield
		0.50%)	Index

3,500,000	4/1/08	($300,000)	Lehman Brothers	(40,206)
U.S. High Yield
Index

7,410,000	10/1/07	30 bp plus	The spread	971
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

2,099,990	3/1/08	(1 month USD-	Lehman Brothers	(32,134)
		LIBOR-BBA minus	U.S. High Yield
		20 bp)	Index

97,831,749	2/1/08	(1 month USD-	Lehman Brothers	(1,210,050)
		LIBOR-BBA plus	US Aggregate RBI
		15 bp)	Series 1 Index

11,590,000	12/2/07	15 bp plus	The spread	(28,778)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor

Securities Index

Morgan Stanley Capital Services Inc.
	3,960,000	10/31/07	10 bp plus	Banc of America	5,940
			change in spread	Securities CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	2,900,000	12/2/07	7.5 bp plus	The spread	(5,800)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Total					$(3,923,923)

Putnam Asset Allocation: Conservative Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$--	$2,499,000	10/12/52	(134 bp)	$20,183

DJ CDX NA HY Series 8
Index	198,105	33,365,000	6/20/12	(275 bp)	928,789

DJ CDX NA IG Series 8
Index	(4,338)	7,480,000	6/20/17	(60 bp)	57,273

DJ CDX NA IG Series 8
Index	(47,285)	12,985,000	6/20/17	(60 bp)	59,669

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	170,000	9/20/11	(111 bp)	522
		f

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	65,000	6/20/11	(101 bp)	280

Bear Stearns Credit Products, Inc.
DJ ABX NA CMBX BBB Index	--	2,998,898	10/12/52	(134 bp)	23,190

Citibank, N.A.
CMS Energy Corp.,
6.875%, 12/15/15	--	470,000	6/20/12	57 bp	(6,416)

DJ CDX NA IG Series 6
Index	3,492	3,395,000	6/20/13	(50 bp)	8,915

DJ CDX NA IG Series 6
Index 7-10% tranche	--	3,395,000	6/20/13	45.75 bp	(15,176)

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	90,000	9/20/07	(487.5 bp)	(1,005)

Ford Motor Co., 7.45%,
7/16/31	--	110,000	9/20/08	725 bp	6,633

Ford Motor Co., 7.45%,
7/16/31	--	20,000	9/20/07	(485 bp)	(223)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	60,000	3/20/12	(91 bp)	1,264

Credit Suisse International
Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--	50,000	6/20/17	297 bp	(2,365)

Sprint Capital Corp,
8 3/8%, 3/15/12	--	790,000	6/20/12	(59 bp)	(52)

Deutsche Bank AG
DJ CDX NA IG Series 7	--	937,000	12/20/13	(50 bp)	2,293

DJ CDX NA IG Series 7
Index 7-10% tranche	--	937,000	12/20/13	55 bp	(3,019)

DJ CDX NA HY Series 8
Index	(7,820)	12,512,000	6/20/12	(275 bp)	266,189

DJ CDX NA IG Series 8
Index 7-10% tranche	--	953,000	6/20/12	22 bp	(1,985)

France Telecom, 7.25%,
1/28/13	--	390,000	6/20/16	70 bp	8,538

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	1,678,000	(a)	2.461%	85,750

DJ CDX NA HY Series 8
Index	(25,671)	1,610,715	6/20/10	275 bp	(9,434)

DJ CDX NA IG Series 7
Index	--	1,564,000	12/20/13	(50 bp)	3,827

DJ CDX NA IG Series 7
Index	3,110	4,617,000	12/20/13	(50 bp)	14,408

DJ CDX NA IG Series 7
Index 7-10% tranche	--	1,564,000	12/20/13	56 bp	(4,174)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	4,617,000	12/20/13	48 bp	(33,951)

DJ CDX NA IG Series 8
Index	(6)	7,475,000	6/20/17	(60 bp)	61,564

DJ CDX NA IG Series 8
Index	(50,424)	11,980,000	6/20/17	(60 bp)	48,251

General Motors Corp.,
7 1/8%, 7/15/13	--	90,000	9/20/08	620 bp	4,548

General Motors Corp.,
7 1/8%, 7/15/13	--	90,000	9/20/07	(427.5 bp)	(658)

General Motors Corp.,
7 1/8%, 7/15/13	--	20,000	9/20/08	620 bp	1,011

General Motors Corp.,
7 1/8%, 7/15/13	--	20,000	9/20/07	(425 bp)	(145)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	20,000	9/20/11	(108 bp)	98

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--	3,339,000	3/15/49	(7 bp)	(1,458)

Ford Motor Co., 7.45%,
7/16/31	--	15,000	9/20/07	(345 bp)	(112)

Ford Motor Co., 7.45%,
7/16/31	--	15,000	9/20/08	550 bp	504

General Motors Corp.,
7 1/8%, 7/15/13	--	15,000	9/20/07	(350 bp)	(121)

General Motors Corp.,
7 1/8%, 7/15/13	--	15,000	9/20/08	500 bp	565

Lehman Brothers Special Financing, Inc.
CMS Energy Corp.,
6.875%, 12/15/15	--	120,000	6/20/12	62 bp	(1,379)

Countrywide Home Loan,
4%, 3/22/11	--	700,000	6/20/12	(46 bp)	6,074

DJ ABX NA CMBX BBB Index	--	740,000	10/12/52	(134 bp)	4,125

DJ CDX NA CMBX AAA Index	--	7,410,000	3/15/49	(7 bp)	3,829

DJ CDX NA EM Series 7
Index	(360,342)	33,365,000	6/20/12	125 bp	(179,105)

DJ CDX NA IG Series 7
Index	910	1,534,000	12/20/13	(50 bp)	4,664

DJ CDX NA IG Series 7
Index 7-10% tranche	--	1,534,000	12/20/13	54.37 bp	(5,467)

DJ CDX NA HY Series 8
Index	9,240	616,000	6/20/10	(275 bp)	3,030

DJ CDX NA HY Series 8
Index 15-25% tranche	--	770,000	6/20/10	80 bp	(2,125)

Hilton Hotels, 7 5/8%,
12/1/12	--	335,000	6/20/13	94 bp	(7,616)

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	45,000	9/20/07	(345 bp)	(325)

Ford Motor Co., 7.45%,
7/16/31	--	45,000	9/20/08	570 bp	2,052

General Motors Corp.,
7 1/8%, 7/15/13	--	65,000	9/20/07	(335 bp)	(454)

General Motors Corp.,
7 1/8%, 7/15/13	--	65,000	9/20/08	500 bp	2,424

Merrill Lynch International
Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--	50,000	6/20/17	295 bp	(2,209)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	--	1,043,200	10/12/52	(134 bp)	7,800

DJ CDX NA HY Series 8
Index	(9,404)	626,925	6/20/10	275 bp	(3,084)

DJ CDX NA HY Series 8
Index	46,296	3,086,400	6/20/10	(275 bp)	15,185

DJ CDX NA HY Series 8
Index	(7,101)	446,600	6/20/10	275 bp	(2,822)

DJ CDX NA HY Series 8
Index 0-15% tranche	(19,772)	192,900	6/20/10	0 bp	4,823
			f

DJ CDX NA HY Series 8
Index 0-15% tranche	(3,898)	38,500	6/20/10	0 bp	1,011

DJ CDX NA HY Series 8
Index 0-25% tranche	--	3,858,000	6/20/10	79 bp	(11,784)

DJ CDX NA IG Series 7
Index	967	1,628,000	12/20/13	(50 bp)	4,951

DJ CDX NA IG Series 7
Index, 7-10% tranche	--	1,628,000	12/20/13	53 bp	(7,485)

DJ CDX NA IG Series 8
Index	--	7,450,000	6/20/17	(60 bp)	61,363

Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--	50,000	6/20/12	225 bp	(1,234)

Ford Motor Co., 7.45%,
7/16/31	--	15,000	9/20/07	(345 bp)	(112)

Ford Motor Co., 7.45%,
7/16/31	--	15,000	9/20/08	560 bp	637

General Motors Corp.,
7 1/8%, 7/15/13	--	15,000	9/20/07	(335 bp)	(81)

General Motors Corp.,
7 1/8%, 7/15/13	--	15,000	9/20/08	500 bp	547

Total					$1,421,203

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets as follows:

Growth Portfolio	$2,632,047,589
Balanced Portfolio	2,349,538,905
Conservative Portfolio	1,075,260,802

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at  June 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2007. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	appreciation

Growth Portfolio	$2,531,001,397	$446,427,165	$(61,084,944)	$385,342,221
Balanced Portfolio	2,439,229,130	359,217,499	(61,859,135)	297,358,364
Conservative Portfolio	1,222,716,536	109,207,526	(26,819,158)	82,388,368

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. VFB, LLC was acquired on various dates from 6/22/99 to 1/21/00 with a cost of $230,697 for Conservative Portfolio. The total market value of restricted securities held by the fund was less than 0.1% of the fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts for one or more of the funds at June 30, 2007.

(FWC) Forward commitments.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at June 30, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) Each fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. nThe market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At June 30, 2007, the value of securities loaned amounted to $201,095,330, $133,000,074 and $17,639,256 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). The funds received cash collateral of $198,034,058, $131,982,345 and $17,327,509 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively), which is pooled with collateral of other Putnam funds into 58 issues of high-grade, short-term investments. The funds also received high-quality, highly-rated securities of $9,456,813, $5,485,481 and $942,289 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) in non-cash collateral.

(e) Each fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the funds' manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by each fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by each fund in Putnam Prime Money Market Fund. Income distributions earned by the funds totaled $6,009,533, $10,263,214 and $5,825,036 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the period ended June 30, 2007. During the period ended June 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated as follows:

	Cost of	Proceeds of
	purchases	sales

Growth Portfolio	$1,096,480,131	$ 1,017,733,785
Balanced Portfolio	854,671,939	801,863,530
Conservative Portfolio	505,900,221	461,550,377

(F) Security is valued at fair value following procedures approved by the Trustees. On June 30, 2007 fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(SG) Securities on loan, in part or in entirety, at June 30, 2007 (Growth Portfolio).

(SB) Securities on loan, in part or in entirety, at June 30, 2007 (Balanced Portfolio).

(SC) Securities on loan, in part or in entirety, at June 30, 2007 (Conservative Portfolio).

At June 30, 2007, liquid assets totaling $499,172,034, $738,893,963 and $489,470,187 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been designated as collateral for open forward commitments, swap contracts, forward contracts, options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, GDR or SDR after the name of a foreign holding stands for American Depository Receipts, Global Depository Receipts or Swedish Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2007: (as a percentage of Portfolio Value)

Growth Portfolio

Australia	1.6%
Austria	0.5
Belgium	1.0
Brazil	0.8
China	0.9
Finland	0.6
France	2.1
Germany	1.1
Italy	1.1
Japan	4.8
Netherlands	1.9
Norway	0.5
Russia	0.8
South Korea	1.2
Spain	0.6
Sweden	0.8
Switzerland	1.0
Taiwan	0.8
United Kingdom	4.3
United States	69.7
Other	3.9

Total	100.0%

Balanced Portfolio

Australia	1.2%
Belgium	0.7
France	1.4
Germany	0.6
Italy	0.8
Japan	3.5
Netherlands	1.5
Spain	0.5
Sweden	0.6
Switzerland	0.6
United Kingdom	3.2
United States	82.4
Other	3.0

Total	100.0%

Conservative Portfolio

Australia	0.7%
France	0.8
Japan	1.9
Netherlands	0.8
United Kingdom	2.0
United States	89.6
Other	4.2

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At June 30, 2007, fair value pricing was used for certain foreign securities in the portfolios.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds' portfolios.

Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the funds' portfolios.

Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

Credit default contracts Each fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the funds' portfolios.

TBA purchase commitments Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds' portfolios.

Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the funds' most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 29, 2007